As filed with the Securities and Exchange Commission on May 10, 2021
Registration Nos. 333-194100; 811-08183
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 12  (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 69 (X)
VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
370 Lexington Avenue, Suite 703
New York, New York 10017
(Address of Depositor’s Principal Executive Offices)
(800) 537-2033
(Depositor’s Telephone Number)
Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
370 Lexington Avenue, Suite 703
New York, New York 10017
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
x	immediately upon filing pursuant to paragraph (b) of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Internet Delivery of Shareholder Reports: As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website ( https://www.greatwestinvestments.com ), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can call (866) 345-5954 or make elections online at https://www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
Overview
This Prospectus describes the Schwab Advisor Choice Variable Annuity (the “Contract”), an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective December 14, 2020, this Contract is no longer issued to new purchasers. Even though the Contract is no longer offered for sale, you may make additional Contributions as permitted under your Contract. Prior to December 14, 2020, Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issued the Contract to eligible persons in the state of New York.
The Contract may be owned by one or two individuals. A Contract may also be owned by a grantor trust that exists for one individual grantor or two individual grantors who are each other’s spouse, or by a Non-Grantor Trust (See “Definitions” below for definitions of capitalized terms).
When you contribute money to the Schwab Advisor Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
The date of this Prospectus is May 10, 2021.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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Investment Segment Portfolios:
AB VPS Growth and Income Portfolio (Class A Shares)
AB VPS Large Cap Growth Portfolio (Class A Shares)
AB VPS Small/Mid Cap Value Portfolio (Class A Shares)
Alger Capital Appreciation Portfolio (Class I-2 Shares)
Alger Mid Cap Growth Portfolio (Class I-2 Shares)*
ALPS|Red Rocks Global Opportunity Portfolio (Class I Shares)
American Century Investments® VP Balanced Fund (Class I Shares)
American Century Investments® VP Disciplined Core Value Fund (formerly American Century Investments Income & Growth Fund) (Class I Shares)
American Century Investments® VP International Fund (Class I Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class I Shares)
American Funds IS Capital World Bond Fund (Class 2 Shares)
American Funds IS Global Growth Fund (Class 1 Shares)
American Funds IS Global Small Capitalization Fund (Class 2 Shares)
American Funds IS Growth-Income Fund (Class 4 Shares)
American Funds IS International Fund (Class 2 Shares)
American Funds IS New World Fund® (Class 2 Shares)
American Funds IS The Bond Fund of America (formerly American Funds IS Bond Fund) (Class 2 Shares)
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares)
BlackRock Global Allocation V.I. Fund (Class I Shares)
BNY Mellon IP MidCap Stock Portfolio (Initial Shares)*
BNY Mellon VIF Growth and Income Portfolio (Initial Shares)*
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares)
ClearBridge Variable Mid Cap Portfolio (Class I Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares)
Columbia Variable Portfolio - Emerging Markets Fund (Class 2 Shares)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Standard Class Shares)
Delaware VIP® International Series (Standard Class Shares)
Delaware VIP® Small Cap Value Series (Standard Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
DWS Capital Growth VIP (Class A Shares)
DWS Core Equity VIP (Class A Shares)
DWS Global Small Cap VIP (Class A Shares)*
DWS Small Cap Index VIP (Class A Shares)
DWS Small Mid Cap Growth VIP (Class A Shares)*
Federated Hermes Fund for U.S. Government Securities II
Franklin Small Cap Value VIP Fund (Class 2 Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)

Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Lifetime 2060 Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Invesco Oppenheimer V.I. International Growth Fund (Series I Shares)*
Invesco V.I. Comstock Fund (Series I Shares)
Invesco V.I. Global Fund (formerly Invesco Oppenheimer V.I. Global Fund) (Series I Shares)
Invesco V.I. Growth and Income Fund (Series I Shares)*
Invesco V.I. High Yield Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)*
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series I Shares)
Invesco V.I. Small Cap Equity Fund (Series I Shares)*
Ivy VIP International Core Equity (Class II Shares)*
Janus Henderson Balanced Portfolio (Institutional Shares)
Janus Henderson Flexible Bond Portfolio (Institutional Shares)
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Global Technology and Innovation Portfolio (Institutional Shares)
JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC Shares)
LVIP Baron Growth Opportunities Fund (Service Class Shares)
LVIP Delaware SMID Cap Core Fund (Standard Class Shares)
LVIP Delaware Value Fund (Standard Class Shares)
MFS® VIT Utilities Series (Service Class Shares)*
MFS® VIT II Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Initial Class Shares)
MFS® VIT II International Intrinsic Value Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares)
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)*
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)*
NVIT Mid Cap Index Fund (Class II Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares)
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares)
PIMCO VIT High Yield Portfolio (Administrative Class Shares)
PIMCO VIT Low Duration Portfolio (Administrative Class Shares)
PIMCO VIT Real Return Portfolio (Administrative Class Shares)
PIMCO VIT Total Return Portfolio (Administrative Class Shares)
Pioneer Bond VCT Portfolio (Class I Shares)

Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares)
Putnam VT Global Asset Allocation Fund (Class IA Shares)
Putnam VT Global Health Care Fund - Class IB Shares
Putnam VT Income Fund (Class IA Shares)
Putnam VT International Equity Fund (Class IA Shares)
Putnam VT International Value Fund (Class IA Shares)
Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (Class IB Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (Class IA Shares)
Royce Small-Cap Portfolio (Service Class Shares)*
Schwab Government Money Market PortfolioTM
Schwab® S&P 500 Index Portfolio
Schwab VIT Balanced PortfolioTM
Schwab VIT Balanced with Growth PortfolioTM
Schwab VIT Growth PortfolioTM
T. Rowe Price Health Sciences Portfolio (Portfolio Class Shares)
Templeton Foreign VIP Fund (Class 2 Shares)*
Templeton Global Bond VIP Fund (Class 2 Shares)
Touchstone Bond Fund*
Touchstone Common Stock Fund*
Touchstone Small Company Fund
VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (S Class Shares)
Vanguard VIF Capital Growth Portfolio
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Real Estate Index Portfolio
Vanguard VIF Small Company Growth Portfolio
Wells Fargo VT Discovery Fund (Class 2 Shares)
Income Segment Covered Funds (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West SecureFoundation® Balanced Fund (Investor Class Shares)
The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab Advisor Choice Variable Annuity, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.
If you acquired your Contract before May 1, 2019, certain features described in this Prospectus may not be available under your existing Contract. If you are interested in a feature or endorsement that is not available, please contact the Service Center at the toll-free number below for more information.

You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 10, 2021 (as may be amended from time to time), which has been filed with the SEC and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Service Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact the Service Center:
Regular Mail:
P.O. Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
(800) 838-0650
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
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TABLE OF CONTENTS
Definitions
Fee Tables
Examples
Condensed Financial Information
Summary
Great-West Life & Annuity Insurance Company of New York
The Series Account
The Portfolios
Meeting Investment Objectives
Where to Find More Information About the Portfolios
Addition, Deletion or Substitution of Sub-Accounts
Application and Initial Contributions
Right of Cancellation Period
Subsequent Contributions
Annuity Account Value
Transfers
Market Timing and Excessive Trading
Automatic Custom Transfers
Cash Withdrawals
Deductions to Pay Consultant Fees
Tax Consequences of Withdrawals
Telephone and Internet Transactions
Death Benefit
Beneficiary
Restricted Beneficiary Payout Options
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
Distribution of Death Benefit for Non-Qualified Stretch Annuities
Ownership and Assignment
Grantor Trust Owned Annuity
Non-Grantor Trust Owned Annuity
Non-Qualified Stretch Annuities
Joint Annuitants
Charges and Deductions
Mortality and Expense Risk Charge
Expenses of the Portfolios
Other Taxes
Periodic Withdrawals
Annuity Payouts From the Investment Segment
Guaranteed Lifetime Withdrawal Benefit
Types of Excess Withdrawals
Seek Tax Advice
Distribution of the Contracts
Voting Rights
Rights Reserved by Great-West
Legal Proceedings
Legal Matters
Independent Registered Public Accounting Firm
Independent Auditors
Available Information

Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.” If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects the Owner’s interests in the Sub-Accounts in both the Investment Segment and the Income Segment.
Schwab Advisor Choice Variable Annuity Structure

Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment
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Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.
Automatic Bank Draft Plan – If made available by Great-West, a feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Consultant – Your designated investment manager or financial advisor.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Funds – Interests in Sub-Account(s) designated for the Income Segment.
•Great-West Conservative Profile Fund – Investor Class Shares
•Great-West Moderate Profile Fund – Investor Class Shares
•Great-West Moderately-Conservative Profile Fund – Investor Class Shares
•Great-West SecureFoundation® Balanced Fund – Investor Class Shares
•Any other Portfolio we approve for the GLWB
Covered Fund Value – The aggregate value of each Covered Fund.
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Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Eligible Designated Beneficiary (EDB) -- is a designated Beneficiary that also meets the requirements defined in Code Section 401(a)(9)(E)(ii). An EDB includes: (i) the surviving spouse of the Owner; (ii) a minor child (until they reach the age of majority); (iii) a disabled person (within the meaning of Code section 72(m)(7)); (iv) a chronically ill person; or (v) an individual who is not more than 10 years younger than the owner. A beneficiary’s status as an EDB is determined on the date of the owner’s death.
Excess Withdrawal – An amount either distributed or transferred from the Covered Funds during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% annually of Covered Fund Value to pay for Consultant Fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Withdrawals from the Covered Funds in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals to pay Consultant fees will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider. You should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.
GAW Payment Date – The GAW Payment Date is the day of the month on which Installments are paid.
Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee. For Contract applications signed before May 1, 2017, the Guarantee Benefit Fee is based on a percentage of Covered Fund Value. For Contract applications signed on or after May 1, 2017, the Guarantee Benefit Fee is based on a percentage of the Benefit Base.
Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% applicable to applications signed before December 14, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW, without causing an Excess Withdrawal.
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GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Funds. All guarantees are subject to the claims paying ability of Great-West. The GAW% and Joint GAW% applicable to new Contract purchases are disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed before December 14, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Funds in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Funds will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date – The Business Day on which the Owner or Spouse Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.
Income Segment – Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.
Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of such Income Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Calculation – The calculation used to determine the GAW% based on the age of the Covered Person(s) on the Initial Installment Date and dependent on the age(s) of the joint or single Covered Person(s).
Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW that in total over a year can equal up to the GAW without causing an Excess Withdrawal.
Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of such Investment Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with the GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase your Contract. For the GAW% and Joint GAW% applicable to applications signed before December 14, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
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Joint Withdrawal Adjustment – The GAW% adjusted by -0.50%, if there are two Covered Persons.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application, and the Owner (the Non-Grantor Trust) will at all times be the Beneficiary.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – A permissible Contract ownership type that may be elected by a natural person Beneficiary only upon the death of the original Owner. This type of annuity Contract is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. The “Beneficial Owner” for a Contract held as a Non-Qualified Stretch Annuity is the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the original Contract Owner, and may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A “Successor Beneficiary”(defined below) may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner, and cannot be a non-natural entity.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders.
Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax that a state or other governmental authority may assess at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0%, given the total mix of Great-West’s business in New York.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract, in which case, under the Code, assignment of the Contract and GLWB Rider is not permitted.
Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the first anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. For Contract applications signed before May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year. For Contract applications signed on or after May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for the year.
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Rate Sheet Supplement – Supplements to the Prospectus which we periodically filed with the SEC (prior to ceasing sales of the Contract) that detail and modify certain rates associated with the GLWB Rider for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s and the Joint GAW%s for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194100.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Service Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request shall be deemed to include electronic mail transmissions only if such transmissions include PDF or other facsimile transmissions clearly reproducing manual signatures.
Reset – A change made to the Benefit Base and GAW% if the Covered Fund Value multiplied by the Attained Age GAW% is higher than the current Benefit Base multiplied by the current GAW% on the Ratchet Date. Installments will not change unless you provide a Request.
Restricted Beneficiary Payout Option – a Beneficiary payout option that may be selected at Contract issue or later, available by endorsement to this Contract and providing that an Owner can pre-select the amount and form of payout option for any given Beneficiary.
Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Service Center -- You may write to us at our administrative office at P.O. Box 1854 Birmingham, Alabama 35201-1854 (Regular Mail); 2801 Highway 280 South, Birmingham, Alabama 35223 (Overnight Mail); or call us toll free at (800) 838-0650.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements, or a “subaccount” in marketing materials.
Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Valuation Date – The date on which the net asset value of each Portfolio is determined, which is the end of each day that the New York Stock Exchange is open for regular business.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*
* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See “Transfers” below.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit option selected)
Option 1: Return of Annuity Account Value	0.49%
Option 2: Guaranteed Minimum Death Benefit	0.69%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.69%

Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly)
Guarantee Benefit Fee (maximum) based on current Covered Fund Value (for Contract applications signed before May 1, 2017) and on current Benefit Base (for Contract applications signed on or after May 1, 2017)	1.50%
Guarantee Benefit Fee (current) as a percentage of the current Covered Fund Value (for Contract applications signed before May 1, 2017)	0.95%
Guarantee Benefit Fee (current) as a percentage of the current Benefit Base (for Contract applications signed on or after May 1, 2017)	0.90%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.03%	2.28%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION FOR THE PORTFOLIOS THAT ARE UNAFFILIATED WITH GREAT-WEST.

1 Certain Portfolios offered as investment options in the Income Segment and the Investment Segment are “funds of funds” that invest substantially all of their assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, each investment option also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the investment options as a result of their investment in shares of one or more Underlying Portfolios.
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Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$317.00	$1,017.00	$1,814.00	$4,301.00
Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$297.00	$955.00	$1,706.00	$4,063.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed prior to May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.95% of Covered Fund Value, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$262.00	$845.00	$1,515.00	$3,637.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed on or after May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.90% of Benefit Base, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$257.00	$829.00	$1,487.00	$3,575.00
These Examples do not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The Accumulation Unit values reflect the deduction of the Mortality and Expense Risk Charge but not the Guarantee Benefit Fee, if applicable, which is deducted from the Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Summary
The Schwab Advisor Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
You have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Funds in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.
How to contact the Service Center:
Regular Mail:
P.O. Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
(800) 838-0650
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.
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Before sales of the Contract ceased, you were permitted to purchase the Schwab Advisor Choice Variable Annuity through a 1035 Exchange of another insurance contract through a rollover from certain qualified plans or IRAs, or as a beneficiary of an Inherited IRA.
Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Schwab Advisor Choice Variable Annuity.
Right of Cancellation Period
After you receive your Contract, you may examine it for 10 days during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right of cancellation period will be extended to 60 days, from the date of receiving it.
Guaranteed Lifetime Withdrawal Benefit Rider Option
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base.
Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current Rate Sheet Supplement may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194100. You may contact us at the Service Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194100.
All guarantees are subject to Great-West’s financial strength and claims paying ability.
Payout Options
The Schwab Advisor Choice Variable Annuity offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent
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Annuitant each must be younger than age 86 at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.49%. If you choose Death Benefit Option 2, this charge will be 0.69%.
This summary highlights some of the more significant aspects of the Schwab Advisor Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 370 Lexington Ave., Suite 703, New York, New York 10017.
We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco opeates in the United States primarily through the Company and through Putnam Investments, LLC (“Putnam”), and in Canada and Europe through The Canada Life Assurance Company (“CLAC”) and Irish Life Group Limited and their respective subsidiaries. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company, has voting control of Power Financial. The Desmerais Family Residuary Trust, through a group of private holding companies that it controls, has voting control of Power Corporation.
The shares of Lifeco and Power Corporation are traded publicly in Canada on the Toronto Stock Exchange.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed to Great-West Life & Annuity Insurance Company of New York.
Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Fund does not make payments under the GLWB Rider.
On June 3, 2019, GWL&A entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Contract in accordance with its terms and contidions. Great-West will continue its present role as the issuer of your Contract and will remain responsible for the administration and customer service of the Contract. All of your rights and benefits under your Contract and Great-West’s obligations under the Contract remain unchanged.
The Series Account
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account. The Series Account was established in accordance with New York laws on January 15, 1997.
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The Contract may refer to the Series Account as the “Separate Account.”
We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts, terminate, substitute or discontinue existing Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•holds its assets separately from the assets of the other Portfolios,
•has its own distinct investment objectives and policies, and
•operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of the Covered Funds available under the Income Segment:
AB Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.
AB VPS Growth and Income Portfolio (Class A Shares) - seeks long-term growth of capital.
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AB VPS Large Cap Growth Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio (Class A Shares) - seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund (Series I Shares)* - seeks capital appreciation.
Invesco V.I. Comstock Fund (Series I Shares) - seeks capital growth and income.
Invesco V.I. Global Fund (formerly Invesco Oppenheimer V.I. Global Fund) (Series I Shares) - seeks capital appreciation.
Invesco V.I. Growth and Income Fund (Series I Shares)* - seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund (Series I Shares) - seeks total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series I Shares) - seeks capital appreciation.
Invesco V.I. Small Cap Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Red Rocks Global Opportunity Portfolio (Class I Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Balanced Fund (Class I Shares) - seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investments® VP Disciplined Core Value Fund (formerly American Century Investments Income & Growth Fund) (Class I Shares) - seeks capital growth; income is a secondary objective.
American Century Investments® VP International Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Capital World Bond Fund (Class 2 Shares) - seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds IS Global Growth Fund (Class 1 Shares) - seeks long-term growth of capital.
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American Funds IS Global Small Capitalization Fund (Class 2 Shares) - seeks long-term growth of capital.
American Funds IS Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS International Fund (Class 2 Shares) - seeks to provide investors with long-term growth of capital.
American Funds IS New World Fund® (Class 2 Shares) - seeks long-term capital appreciation.
American Funds IS The Bond Fund of America (formerly American Funds IS Bond Fund) (Class 2 Shares) - seeks to provide as high a level of current income as is consistent with the preservation of capital.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
BNY Mellon Investment Portfolios – advised by BNY Mellon Investment Adviser, Inc.
BNY Mellon IP MidCap Stock Portfolio (Initial Shares)* - seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Variable Investment Fund – advised by BNY Mellon Investment Adviser, Inc.
BNY Mellon VIF Growth and Income Portfolio (Initial Shares)* - seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Columbia Funds Variable Series Trust II - advised by Columbia Management Investment Advisors, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares) - seeks long-term capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Series (Standard Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Standard Class Shares) - seeks capital appreciation.
Deutsche DWS Investments VIT Funds – advised by DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Capital Growth VIP (Class A Shares) - seeks to provide long-term growth of capital.
DWS Core Equity VIP (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
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DWS Global Small Cap VIP (Class A Shares)* - seeks above-average capital appreciation over the long term.
Deutsche DWS Variable Series II – advised by DWS Investment Management Americas, Inc.
DWS Small Mid Cap Growth VIP (Class A Shares)* - seeks long-term capital appreciation.
DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation.
Federated Hermes Insurance Series – advised by Federated Investment Management Company
Federated Hermes Fund for U.S. Government Securities II - seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund (Class 2 Shares) - seeks long-term total return. Advised by Franklin Mutual Advisers, LLC.
Templeton Foreign VIP Fund (Class 2 Shares)* - seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC.
Templeton Global Bond VIP Fund (Class 2 Shares) - seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective. Advised by Franklin Advisers, Inc.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
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Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares) - seeks long-term capital growth.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP International Core Equity (Class II Shares)* - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Institutional Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Flexible Bond Portfolio (Institutional Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology and Innovation Portfolio (Institutional Shares) - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares) - seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
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JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
Lazard Retirement Series, Inc. – advised by Lazard Asset Management, LLC
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Mid Cap Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Baron Growth Opportunities Fund (Service Class Shares) - seeks capital appreciation.
LVIP Delaware SMID Cap Core Fund (Standard Class Shares) - seeks long-term capital appreciation.
LVIP Delaware Value Fund (Standard Class Shares) - seeks long-term capital appreciation.
Lord Abbett Series Fund, Inc. – advised by Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC Shares) - seeks a high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Utilities Series (Service Class Shares)* - seeks total return.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II International Growth Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT II International Intrinsic Value Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares) - seeks capital appreciation.
Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors
NVIT Mid Cap Index Fund (Class II Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)* - seeks growth of capital.
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)* - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
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PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Bond VCT Portfolio (Class I Shares) - seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.
Pioneer Fund VCT Portfolio (Class I Shares) - seeks reasonable income and capital growth.
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares) - seeks long-term capital growth.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund (Class IA Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IA Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IA Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IA Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (Class IB Shares) - seeks capital growth and current income.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (Class IA Shares) - seeks capital appreciation.
Royce Capital Fund – advised by Royce & Associates, LP
Royce Small-Cap Portfolio (Service Class Shares)* - seeks long-term growth of capital.
Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.
Schwab Government Money Market PortfolioTM - seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
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Schwab® S&P 500 Index Portfolio - seeks to track the total return of the S&P 500® Index.
Schwab VIT Balanced PortfolioTM - seeks long-term capital appreciation and income.
Schwab VIT Balanced with Growth PortfolioTM - seeks long-term capital appreciation and income.
Schwab VIT Growth PortfolioTM - seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio (Portfolio Class Shares) - seeks long-term capital appreciation.
Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.
Touchstone Bond Fund* - seeks to provide as high a level of current income as is consistent with the preservation of capital; capital appreciation is a secondary goal.
Touchstone Common Stock Fund* - seeks to provide investors with capital appreciation.
Touchstone Small Company Fund - seeks growth of capital.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (S Class Shares) - seeks long-term capital appreciation by investing primarily in global resource securities; income is a secondary consideration.
Vanguard Variable Insurance Funds
Vanguard VIF Capital Growth Portfolio - seeks to provide long-term capital appreciation. Advised by PRIMECAP Management Company.
Vanguard VIF Diversified Value Portfolio - seeks to provide long-term capital appreciation and income. Advised by Hotchkis and Wiley Capital Management, LLC & Lazard Asset Management, LLC.
Vanguard VIF Mid-Cap Index Portfolio - seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. Advised by The Vanguard Group, Inc.
Vanguard VIF Real Estate Index Portfolio - seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index. Advised by The Vanguard Group, Inc.
Vanguard VIF Small Company Growth Portfolio - seeks to provide long-term capital appreciation. Advised by The Vanguard Group, Inc. & ArrowMark Colorado Holdings, LLC.
Wells Fargo Variable Trust – advised by Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (Class 2 Shares) - seeks long-term capital appreciation.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
The investment objectives of the Covered Funds available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.” The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
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Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Investor Class Shares) - seeks long-term capital appreciation and income.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Service Center. You may also visit schwaballiance.retirementpartner.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great- West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios that are not affiliated with us, and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares; provided however, any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, we will provide notice prior to the Portfolio’s elimination.
Application and Initial Contributions
The first step to purchasing the Schwab Advisor Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other methods approved by Great- West. You also may purchase the Contract through an exchange provided that the contract you are exchanging for the Schwab Advisor Choice Variable Annuity has a cash value of at least $5,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $5,000.
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The Contract application and any initial Contributions made by check will be processed by the Service Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Right of Cancellation Period
During the ten day right of cancellation period, you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 60 days from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Service Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start and we will return your Annuity Account Value plus fees and charges as of the date of mailing or the day you deliver the Contract to Great-West or an authorized agent of Great-West. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.
Initial Contributions will be allocated to the Sub-Accounts you select in your application. During the right of cancellation period, the Owner may change the Sub-Account allocations as well as the allocation percentages.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan, if available, transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Service Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub- Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•net Contributions allocated to the corresponding Sub-Account;
•plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
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•minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee; and
•minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub- Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.
Transfers
While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, generally, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Service Center or through the Internet at schwaballiance.retirementpartner.com.
Please note, however, that if you are transferring amounts to a Sub-Account in the Income Segment, such Request must be made only by telephone to the Service Center. This restriction avoids inadvertent Transfers to a Sub-Account with the same name in the Investment Segment. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.
Your Request must specify:
•the amounts being transferred,
•the Sub-Account(s) from which the Transfer is to be made, and
•the Sub-Account(s) that will receive the Transfer.
Any limitation on Transfers among Sub-Accounts that you can make during any Contract year is set forth on your Contract Data Page. Currently, we impose no charge for Transfers you make in excess of this amount. However, we reserve the right to impose such a charge in the future. If we choose to exercise this right we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Service Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
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We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
Limitations on frequent Transfers, including “market timing” Transfers. Frequent Transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of an underlying Portfolio’s securities and the reflection of that change in the Portfolio’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Portfolio at a price that does not reflect the current market value of the securities of the Portfolio, and then to realize a profit when the Portfolio shares are sold the next valuation date or thereafter.
When you make a Transfer Request among the Portfolios, your request triggers the purchase and redemption of Portfolio shares. Frequent Transfers cause frequent purchases and redemptions of Portfolio shares. Frequent purchases and redemptions of Portfolio shares can cause adverse effects for a Portfolio, Portfolio shareholders, the Sub-Account, other Owners, Beneficiaries, Annuitants, or owners of other variable annuity contracts we issue that invest in the Sub-Account. Frequent Transfers can result in the following adverse effects:
•Increased brokerage, trading and transaction costs;
•Disruption of planned investment strategies;
•Forced and unplanned liquidation and Portfolio turnover;
•Lost opportunity costs; and
•Large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all Contract Owners.
In order to try to protect our Contract Owners and the Portfolios from the potential adverse effects of frequent Transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term Transfer activity that may adversely affect the Portfolios, Portfolio shareholders, the Sub-Account, other Owners, Beneficiaries, Annuitants and owners of other variable annuity contracts we issue that invest in the Sub-Account. We discourage frequent Transfers of Contract Value between the Sub-Accounts.
We monitor Transfer activity in the Contracts to identify frequent Transfer activity in any Contract. Our current Market Timing Procedures are intended to detect Transfer activity in which the Transfers exceed a certain dollar amount and a certain number of Transfers involving the same Portfolios within a specific time period. We regularly review transaction reports in an attempt to identify Transfers that exceed our established parameters. We do not include Transfers made pursuant to the dollar-cost averaging and Portfolio rebalancing programs when monitoring for frequent Transfer activity.
When we identify Transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting Transfers for that Contract or group of Contracts. All Transfer Requests for the affected Contract or group of Contracts must be in writing. We notify the affected Owner(s) in writing of these restrictions.
In addition to our Market Timing Procedures, the Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios’ policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the market timing policies established by the Portfolio.
Some of the Portfolios have reserved the right to temporarily or permanently refuse payments or Transfer Requests from us if, in the judgment of the Portfolio’s investment adviser, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a Transfer Request, or to reverse a Transfer at any time we are unable to purchase or redeem shares of any of the Portfolios because of the Portfolio’s refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Portfolio relating to that Contract Owner’s Transfer Request. Some Portfolios also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Portfolios. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Portfolios, and to impose redemption fees.
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We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent Transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of Transfers, time period of the Transfers, or any of these.
Owners seeking to engage in frequent Transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such Transfer activity is limited by operational systems and technological limitations.
Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works:
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
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In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time. Also, any dollar cost averaging Transfers into a Sub-Account that has been eliminated or closed to new Contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Service Center to make alternate arrangements.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

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Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time. Also, any Rebalancer Transfers into a Sub-Account that has been eliminated or closed to new Contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Retirement Resources Operation Center to make alternate arrangements.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request form to the Service Center or via the Internet at schwaballiance.retirementpartner.com; however, any full withdrawal or any withdrawal over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.
If you Request a partial withdrawal, including a withdrawal to pay Consultant fees, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = $45,000 ($50,000 x 0.90)
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment could significantly reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub- Account of the Investment Segment. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;
•If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;
•A partial withdrawal or a surrender will be effective upon the Transaction Date.
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Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
(a)
 any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)
 any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)
 any other period as the SEC may by order permit for the protection of security holders.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Deductions to Pay Consultant Fees
Subject to certain restrictions, you may elect to have Consultant fees deducted from your Annuity Account Value. Consultant fees are the fees that your Consultant charges to manage your Annuity Account Value under this Contract. To have the fees paid to the Consultant from your Contract, you will need to complete a form authorizing the payments (a “Consultant Fee Authorization”). Payment of the Consultant fee from your Annuity Account Value must meet the $100 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above.
Deduction of the Consultant fees could significantly reduce your benefits under the Contract.
Deductions from the Covered Funds in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal and therefore will not reduce your Benefit Base and GAWs under the GLWB Rider. Conversely, deductions over 1.5% annually from Covered Fund Value to pay Consultant fees will be considered an Excess Withdrawal and would reduce your Benefit Base and GAWs under a GLWB Rider. Deductions to pay Consultant fees may be taken from assets held in the Investment Segment rather than from assets held in the Income Segment to avoid reducing your benefits under a GLWB Rider. Generally, we will not treat the deduction of the Consultant fees from the Annuity Account Value as a taxable withdrawal from your Contract if certain conditions are met. However, the federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. See “Tax Consequences of Consultant Fees” below. You should consult a competent tax advisor prior to authorizing the deduction of Consultant fees from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Numerical Examples of Deductions (from Covered Funds in the Income Segment) to Pay Consultant Fees
The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are deducted from the Covered Funds in the Income Segment. The first example shows the impact of a deduction of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of a deduction of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.
Example #1: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
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Deduction amount for Consultant fees = $750 (1.5% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250
Benefit Base after deduction for Consultant fees = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000 - $750)/$50,000 = 0.885
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.885 = $70,800
Example #2: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Excess Withdrawal = $250
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $1,000 (2.0% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000
Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944
Benefit Base after deduction for Consultant fees = $100,000 * 0.9944 = $99,435
GAW% = 5%
Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000 - $1,000)/$50,000 = 0.88
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.88= $70,400
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including Guaranteed Lifetime Withdrawal Benefits. However, the IRS has issued a number of private letter rulings holding that if certain conditions are met, withdrawals to pay consultant fees are not treated as distributions and therefore not taxable.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding. You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1∕2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Tax Consequences of Consultant Fees
We will not treat Consultant fees paid from your Annuity Account Value as withdrawals for income tax reporting purposes if certain conditions are met. Regardless of whether we tax report Consultant fees from your Contract, the Internal Revenue Service could determine that the fees should be treated as taxable withdrawals, in which case the amount of the fee deducted from your Annuity Account Value could be included in your gross income and could be subject to a 10% additional tax. In addition, we may begin tax
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reporting Consultant fees as withdrawals at any time, including retroactively, and withhold tax from such amounts accordingly if we conclude that such treatment is more appropriate under the federal income tax law, such as if the Internal Revenue Service provides guidance requiring such treatment.
The federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. You should consult a tax advisor regarding the tax treatment of Consultant fees paid from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•requiring some form of personal identification prior to acting on instructions;
•providing written confirmation of the transaction; and/or
•tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawals in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, on the application, you select one of the two Death Benefit options we offer.
Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.49% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:
•the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the impact of partial withdrawals, periodic withdrawals, surrenders and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.69% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 1 provides for the return of Annuity Account Value (minus any Premium Tax) rather than the greater of Annuity Account Value or the sum of Contributions. Annuity Account Value could exceed the sum of Contributions, for example, if the investment markets generally are in a growth state. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to exceed the total amount of Contributions. If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the Annuity Account Value, which in this case exceeds the sum of all Contributions (minus any Premium Tax and minus the impact of partial
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withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any). If you had selected Death Benefit Option 2 in this example, your Beneficiary would also receive the Annuity Account Value (minus any Premium Tax), but you would have paid a higher M&E Charge for the duration of the Contract.
Option 2 provides for the return of Contributions (minus any Premium Tax) in the event that amount is greater than the Annuity Account Value. This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, periodic withdrawals, surrenders, and Premium Tax, if any). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•payout in a single sum, or
•payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, but qualifies as an EDB, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
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•such annuity is distributed in substantially equal installments over the life or life expectancy of the EDB or over a period not extending beyond the life expectancy of the EDB; and
•such distributions begin not later than one year after the Owner’s date of death.
See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse EDB to begin substantially equal installments prior to one year after the Owner’s date of death, or the non-Spouse Beneficiary is not an EDB, then the entire amount must be distributed within ten years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date, regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.
A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Restricted Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Restricted Beneficiary Payout Options”). Restricted Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary upon the Owner’s death. You may select Restricted Beneficiary Payout Options at Contract issuance or at a later time.
Restricted Beneficiary Payout Options are only available to Contracts owned by natural persons or Grantor Trusts. Requests for Restricted Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date or Owner’s death. Restricted Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Restricted Beneficiary Payout Options.
Restricted Beneficiary Payout Options may not be selected for Contracts owned by Joint Owners unless both Joint Owners request in writing. Restricted Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the Spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Restricted Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Restricted Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Restricted Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Restricted Beneficiary Payout Options.
We reserve the right to modify or cancel any Restricted Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Restricted Beneficiary Payout Options are suitable for your needs.
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This feature is available under your existing Contract if you acquired your Contract before May 1, 2019, as well as for new Contracts. If you are interested in the Restricted Beneficiary Payout Options feature, please contact the Service Center to elect the endorsement.
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
(For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.)
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
(1)
 If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account;

(2)
 If the Owner died on or before December 31, 2019: If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Portfolio Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
 If the Owner dies after December 31, 2019: If a non-Spouse individual who qualifies as an EDB is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual EDB may elect to receive the Death Benefit either in a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the EDB; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse EDB to begin substantially equal installments no later than one year after the Owner’s date of death or the Non-Spouse Beneficiary is not an EDB, then the entire amount must be distributed within ten years of the Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.
If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”
Death of Annuitant Who is Not the Owner of the Contract
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant died on or before December 31, 2019, after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
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If the Annuitant dies after December 31, 2019 after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable to an EDB may be distributed to the EDB in substantially equal installments over the life or life expectancyof the EDB, provided the EDB makes such election and such distributions begin no later than one year after the Annuitant’s date of death; otherwise, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death. If the Beneficiary is not an EDB, then the entire benefit amount must be distributed within ten years of the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant died on or before December 31, 2019 and after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
If the Owner/Annuitant dies after December 31, 2019 and after the Annuity Commencement Date, any benefit payable to an EDB must be distributed to the EDB in substantially equal installments over the life or life expectancy of the EDB provided the EDB makes such election and such distributions begin no later than one year after the Owner/Annuitant’s date of death; otherwise, the entire benefit amount must be distributed within ten years after the Owner/Annuitant’s date of death. If the Beneficiary is not an EDB, then the entire benefit amount must be distributed within ten years of the Owner/Annuitant’s date of death.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.
Deferred Payment
If payment of the death benefit is deferred due to an action to recover the proceeds as defined in New York Insurance Law section 3214, interest on the death benefit proceeds will be paid from the date of death of the Annuitant at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.
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Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
(For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.)
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)
 If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)
 In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)
 If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)
 If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Ownership and Assignment
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. For Qualified Annuity Contracts, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated. For Non-Qualified Annuity Contracts, the Contract may be assigned at any time before the Owner’s death.
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A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. For Non-Qualified Annuity Contracts, a change in the Owner of the Contract will result in termination of the GLWB Rider if the Covered Person(s) is/are changed. See “Termination of the GLWB Rider” below. You should discuss with a competent tax advisor how changes in ownership would impact your benefits under the Contract.
Grantor Trust Owned Annuity
We will issue the Contract to Grantor Trusts. Ownership may later be changed to a Grantor Trust after Contract issuance. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued to a Grantor Trust, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.
Non-Grantor Trust Owned Annuity
We will issue the Contract to Non-Grantor Trusts. Ownership may later be changed to a Non-Grantor Trust by endorsement after Contract issuance. Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. We will issue this Contract only to a Non-Grantor Trust that holds the Contract as agent for a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Also, if a Non-Grantor Trust owns the Contract, then the Owner will at all times be the Beneficiary. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust. A Non-Grantor Trust cannot own a Qualified Contract.
A Non-Grantor Trust owned annuity is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Grantor Trust endorsement, please contact the Service Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Non-Qualified Stretch Annuities
A Contract may be acquired as a Non-Qualified Stretch Annuity, only by a natural person beneficiary of a non-qualified annuity contract (the “Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of the owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
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A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
Non-Qualified Stretch Annuity ownership is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Qualified Stretch Annuity endorsement, please contact the Service Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Inherited IRAs
The Contract may only be acquired by a natural person beneficiary of the original contract upon the original owner’s death. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to an Income Strategy. You should consult with a qualified tax professional before acquiring the Contract as an inherited IRA.
Inherited IRA annuity ownership is available for existing Contracts acquired before May 1, 2019, as well as for new Contracts. If you are interested in owning the Contract as an Inherited IRA, please contact the Service Center to discuss availability by exchange of your Contract.
Joint Annuitants
If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•Premium Tax, if applicable; and/or
•charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or
•Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible broker/dealers and Consultants that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.49%. We guarantee that this charge will never increase beyond 0.49%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.69%. We guarantee that this charge will never increase beyond 0.69%.
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The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include any profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus. You bear these costs indirectly when you allocate to a Sub-Account.
Some of the Portfolios’ investment advisers or administrators may compensate Protective for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub- Accounts and generally may range up to 0.35% annually of net assets.
Prior to October 5, 2020, GWFS Equities Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West, served as the principal underwriter and distributor of the Contract. After October 5, 2020, the principal underwriter and distributor of the Contract is Investment Distributors, Inc. (“IDI”), a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was established in 1993.
IDI may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If IDI receives Rule 12b-1 fees, combined compensation received by Protective for administrative services and received by IDI for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts annually of the assets invested in the relevant Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions from amounts withdrawn or from annuity payments.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Periodic Withdrawals
You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.
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In Requesting periodic withdrawals, you must elect:
•The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•A minimum withdrawal amount of at least $100;
•The calendar day of the month on which withdrawals will begin;
•One of the periodic withdrawal payout options discussed below  —  you may change the withdrawal option and/or the frequency once each calendar year; and
•The type of allocation of withdrawals from the Investment Segment Sub-Accounts
•Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
•Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•You may continue to exercise all contractual rights.
•You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•The amount elected to be paid under the option selected has been reduced to zero.
•The Investment Segment Account Value is zero.
•You Request that withdrawals stop.
•You purchase an annuity payout option.
•The Owner dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1∕2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months) — You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.
Income of a specified amount (at least 36 months) — You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” above.
Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under the GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized. Once Installments under the GLWB Rider have begun, the Income Segment cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
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The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period — This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period — This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant on the same schedule as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the Distribution of Death Benefit section above.
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Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:
•no changes can be made in the payout option;
•no additional Contributions to the Investment Segment will be accepted under the Contract; and
•no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing the GLWB rider by either allocating Contributions to one or more Covered Funds in the Income Segment at your direction, or by Transferring all or part of your Investment Segment Account Value to one or more Covered Funds in the Income Segment at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Segment when electing the GLWB Rider. You are under no obligation to elect the GLWB Rider. If you choose to elect the GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Segment Sub-Account options), or you may wait to elect the GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base. Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these
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terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current Rate Sheet Supplement may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194100. You may contact us at the Service Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194100.
All guarantees are subject to the claims paying ability of Great-West.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in any Covered Funds in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or making Transfers of Investment Segment Account Value to the Covered Funds on any Business Day, as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017), subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Funds. The current Guarantee Benefit Fee is 0.95% of the Covered Fund Value (for applications signed before May 1, 2017) or 0.90% of the Benefit Base (for applications signed on or after May 1, 2017) held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee upon sixty (60) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund Value (for applications signed before May 1, 2017) or less than 0.00% or greater than 1.50% of your Benefit Base (for applications signed on or after May 1, 2017). We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, investment income, expense, mortality, morbidity and persistency. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We will never increase the fee above the maximum or decrease the fee below the minimum disclosed in the Fee Tables at the beginning of this Prospectus.
You may reject an increase to the Guarantee Benefit Fee by providing a prior written notice to us requesting to withdraw or transfer the entire Covered Fund Value, thereby reducing the Benefit Base to zero and terminating the Rider. If you do not expressly reject an increase to the Guarantee Benefit Fee, the new fee will apply as of the date stated in the notice and you will retain all current features and benefits of the Rider, including continued access to all available Covered Fund(s). Any election to reject the increased Guarantee Benefit Fee will be deemed an election to terminate the Rider, which election shall be irrevocable.
Unless otherwise stated, any change to the fee will affect all assets in the Covered Funds in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
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The Covered Funds
The GLWB Rider provides protection relating to your Covered Funds by ensuring that, regardless of how your Covered Funds actually perform or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.
The Covered Funds may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Funds’ experience. It is impossible to know how various investments will fare on a comparative basis.
We may, with the approval of the New York Department of Financial Services, but without your consent, offer new Covered Funds or cease offering Covered Funds. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as dollar cost averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements. Also, see the sections “Addition, Deletion or Substitution of Sub-Accounts” and “Dollar Cost Averaging,” below.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or your Benefit Base (for applications signed on or after May 1, 2017) as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Funds. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Funds in the Income Segment on the GLWB Rider Election Date.
•We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund.
•We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.
•On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)
•On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your current Covered Fund Value if an age reset calculation results in a higher GAW amount (see “Reset of the GAW% During the GAW Phase,” below).
A few things to keep in mind regarding the Benefit Base:
•The Benefit Base is used only for purposes of calculating the Guarantee Benefit Fee, and calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.
•It is important that you do not confuse your Benefit Base with the Covered Fund Value.
•During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
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In the event that Great-West requires a Transfer from a Covered Fund as a result of that Covered Fund being eliminated or liquidated, your Benefit Base will be preserved and your Covered Fund Value will be Transferred to a replacement Covered Fund.
Subsequent Contributions to Your Covered Funds
During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Funds in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see the Covered Fund prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
We reserve the right to reject additional GLWB Rider Contributions at any time for certain reasons (see Rights Reserved by Great-West, below). Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•your current Benefit Base; or
•your current Covered Fund Value.
It is important to be aware that even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund performance.
It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Segment Covered Funds to any Investment Segment Portfolio. The Contract currently offers four Covered Funds. Great- West may make additional or fewer Covered Funds available to Contract Owners in the future.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value
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will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from any Covered Fund to any other Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of the GLWB Rider, then you will be prohibited from making any Transfers into the GLWB Rider for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount = $10,000
Covered Fund Value after adjustment = $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Funds
Neither the Guarantee Benefit Fee, the M&E Charge, nor any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, shall be treated as an Excess Withdrawal, subject to the limitation described in this section.
You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Segment without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under the GLWB Rider.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1∕2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1∕2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
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If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the non-Spouse Beneficiary.
When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Restricted Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1∕2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1∕2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1∕2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1∕2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
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During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See “Reset of the GAW% During the GAW Phase” below.
To calculate the GAW for applications signed on or after May 1, 2020, on the Initial Installment Date we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract. For Contracts signed before May 1, 2020, see the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”. Unless otherwise requested, the amount of the initial Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW.
It is important to note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of GAW Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Service Center.
Numerical Examples of the Guaranteed Annual Withdrawal
(GAW% and Joint GAW% rates used in these examples are for illustration purposes only. The rates applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 66 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 5.00%
GAW = $4,000 ($80,000 x 5.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for dollar basis.
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Installment Frequency Options
Your Installment Frequency Options are as follows:
(a)
 Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.
(b)
 Semi-Annual – one half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.
(c)
 Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.
(d)
 Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to making any withdrawals.
Ratchet to Benefit Base During the GAW Phase
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)
 the current Benefit Base; or
(b)
 the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
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Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Service Center.
Reset of the GAW% During the GAW Phase
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base Cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Service Center.
If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 5.5% x $120,000 = $6,600

So New GAW is $6,600
New Benefit Base is $120,000
New GAW% of 5.5% will take effect.
Numerical Example When Reset is NOT Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 5.5% x $75,000 = $4,125

So Because $4,125 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
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Additional GLWB Rider Contributions During the GAW Phase
Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.
To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Service Center.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Portfolio Sub-Account, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s Beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the surviving Covered Person/Beneficiary becomes the sole Owner, then he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
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If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner makes a Request for a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive without the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example:
Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
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Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase. During the Settlement Phase, Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the Settlement Phase.
During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the current Contract will be maintained and a new Contract will be issued to the former Spouse, with the Owner and the former Spouse each being the Covered Person under his/her own Contract. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will
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continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.
Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
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To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.
Termination of the GLWB Rider
The GLWB Rider will automatically terminate upon the earliest of:
a)
 the date of death of the Owner if there is no surviving Covered Person;
b)
 the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
c)
 the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
d)
 the date there is no longer a Covered Person under the GLWB Rider;
e)
 the date the Contract is terminated;
f)
 the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
g)
 the Annuity Commencement Date, if no Installments have been taken; or
h)
  the date a Non-Qualified Annuity Contract and Rider are assigned to a new Owner if the Covered Person(s) is/are changed.
If the GLWB is cancelled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.
You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
The applicable GAW% and Joint GAW% are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. If you would like more information on the GLWB Rider, the GAW%, or the Joint GAW% applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Service Center.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.
You should consult a tax advisor for further information.
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Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected).
Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year until all or part of the Annuity Account Value is distributed. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:
•The Contract is acquired by the estate of a decedent.
•The Contract is a qualified funding asset for a structured settlement.
•The Contract is an immediate annuity.
You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
The following discussion generally applies to a Contract owned by a natural person.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017) as a deemed withdrawal from the contract subject to current income tax to the extent the Annuity Account Value exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
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Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•Made on or after the date on which the Owner reaches age 59 1∕2.
•Made as a result of death or disability of the Owner.
•Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts.
For more details regarding this penalty tax and other exemptions that may be applicable, including those related to COVID-19, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.
•If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.
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Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Funds or the Portfolios, we expect that the Covered Funds and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
1.
 The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days, and
2.
 Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
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Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Assignment, Transfer or Exchange of the Contract
For Qualified Annuity Contracts, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
For Non-Qualified Annuity Contracts, in order to assign your interest in the Contract, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider if the Covered Person(s) is/are changed. See “Termination of the GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Restricted Beneficiary Payout Options chosen by the Owner. See “Restricted Beneficiary Payout Options” above for more information.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code or Roth Individual Retirement Annuities under section 408A of the Code:
•Only the Owner may be the Annuitant of the Contract;
•Only one Owner may be established under the Contract;
•The Contract must be established for the exclusive benefit of the Owner and the Beneficiary;
•The entire interest of the Owner must be non-forfeitable;
•The Contract must be non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.
•Separate records must be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
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Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Code Section 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
You have sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code, as detailed below. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund Value.
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1∕2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:
(a)
 a single sum payment;
(b)
 equal or substantially equal payments no less frequently than annually over the life of the Owner;
(c)
 equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
(d)
 equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
(e)
 equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
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The Coronavirus Aid, Relief and Economic Security (CARES) Act waived the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which were required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.
Distributions Upon Death in Qualified Annuity Contracts
Distributions for deaths that occurred before December 31, 2019 where distributions had begun before death. If the Owner died after distributions had begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths that occurred before December 31, 2019 where distributions had not begun before death. If the Owner died before distributions had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)
 If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)
 If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above, must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1∕2;
3)
 If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Owner dies after December 31, 2019, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the Beneficiary qualifies as an EDB (see “Definitions” section of this Prospectus) and makes an election to receive distribution in accordance with (1) or (2) below:
1)
 If the Owner’s interest is payable to an EDB, then, subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the EDB commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.
2)
 If the EDB is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72.
3)
 If the EDB is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the EDB’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
Prior to December 14, 2020, we offered the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS, which we assigned to IDI. Contracts were sold to clients of registered investment advisers in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
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Prior to October 5, 2020, GWFS, an affiliate of Great-West served as the principal underwriter and distributor of the Contracts. GWFS is registered with the SEC under the Exchange Act as a broker/dealer and is a member of FINRA. Its principal business address is 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Since October 5, 2020, IDI has served as principal underwriter and distributor of the Contracts. IDI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of FINRA. IDI is a Tennessee corporation and was established in 1993. IDI’s home office shares the same address as Protective Life at 2801 Highway 280 South, Birmingham, Alabama 35223.
Beginning October 5, 2020, Protective assumed responsibility from Great-West for paying compensation to Schwab for the promotion and sales of the Conract. The sources used to fund the compensation have not changed but are now controlled and managed through Protective.
Protective (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.14% of average daily Series Account assets. In addition, the Company pays Schwab amounts it receives from Portfolios for providing administrative and distribution related services. These amounts vary from Portfolio to Portfolio, but the combined compensation generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations.
You should ask your Consultant or other Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
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Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•To cease offering existing variable annuity payout options or offer other variable annuity payout options.
•To cease accepting Contributions at any time upon 30 calendar days’ notice to Owner (i) if required by law, (ii) if we were no longer able to support the guarantees under the Contract; or (iii) if we were to stop selling this Contract.
•To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•To change the time or time of day that a Valuation Date is deemed to have ended.
•To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
•To limit the number of Contracts that you may purchase.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks and similar incidents or events affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Annuity Account Value. For instance, system failures, cyber-attacks and similar incidents or events may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release, loss and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and
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proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Portfolios or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks, information security breaches or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Electronic Delivery of Information
Great-West will deliver information electronically only if the Owner has consented to receiving information in electronic form. We will use reasonable procedures to maintain the security of electronically delivered information. Information will be considered to be delivered to the Owner when an e-mail is received. If the Owner consents to receipt of information by electronic means, the Owner agrees to provide an e-mail address to Great-West and to keep that e-mail address current. Upon notice to the Owner, Great-West reserves the right to modify, suspend or terminate delivery of information in electronic form at any time. The Owner may terminate delivery of information in electronic form at any time by notifying the Retirement Operations Resource Center in writing. If electronic delivery of information is terminated, then such information will be delivered by mail at no charge.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Service Center
Regular Mail:
P.O. Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
(800) 838-0650
The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
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The SAI contains more specific information relating to the Series Account and Great-West, such as:
•general information;
•Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•calculation of annuity payouts;
•services;
•withholding;
•financial statements; and
•historical guaranteed annual withdrawal percentages.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.49)	2020	2019	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	16.33	13.24	14.10
Value at end of period	16.69	16.33	13.24
Number of accumulation units outstanding at end of period	2,211	2,211	2,211
AB VPS LARGE CAP GROWTH
Value at beginning of period	22.81	16.76	16.20	12.10	10.00
Value at end of period	30.75	22.81	16.76	16.20	12.10
Number of accumulation units outstanding at end of period	1,047	1,047	449	-	-
ALGER CAPITAL APPRECIATION
Value at beginning of period	17.26	12.99	13.06	10.01	10.00
Value at end of period	24.35	17.26	12.99	13.06	10.01
Number of accumulation units outstanding at end of period	6,510	3,434	3,794	4,381	1,191
ALGER MID CAP GROWTH
Value at beginning of period	16.06	12.39	13.46	10.42	10.00
Value at end of period	26.32	16.06	12.39	13.46	10.42
Number of accumulation units outstanding at end of period	1,187	1,187	1,187	1,187	-
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	14.01	11.74	12.27	10.83	10.17	10.00
Value at end of period	15.69	14.01	11.74	12.27	10.83	10.17
Number of accumulation units outstanding at end of period	0	25,086	25,086	-	-	-
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	15.55	12.61	13.60	11.35
Value at end of period	17.30	15.55	12.61	13.60
Number of accumulation units outstanding at end of period	29,719	32,379	33,205	265
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	12.40	9.70
Value at end of period	15.54	12.40
Number of accumulation units outstanding at end of period	421	474
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	16.13	12.56	14.51	13.08	10.00
Value at end of period	16.23	16.13	12.56	14.51	13.08
Number of accumulation units outstanding at end of period	4,027	3,120	3,271	3,392	295
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	15.15	11.99	13.26	12.25	10.00
Value at end of period	15.23	15.15	11.99	13.26	12.25
Number of accumulation units outstanding at end of period	45,724	47,953	34,834	6,233	1,192
AMERICAN FUNDS IS GLOBAL GROWTH
Value at beginning of period	17.54	13.00	14.32	10.92
Value at end of period	22.83	17.54	13.00	14.32
Number of accumulation units outstanding at end of period	7,694	8,434	8,876	4,962
AMERICAN FUNDS IS GROWTH-INCOME
Value at beginning of period	11.87	9.48
Value at end of period	13.38	11.87
Number of accumulation units outstanding at end of period	5,043	488
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	12.26	10.03	11.60
Value at end of period	13.91	12.26	10.03

Investment Division (0.49)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	416	416	-
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	14.68	11.42	13.36	10.37	10.00
Value at end of period	18.06	14.68	11.42	13.36	10.37
Number of accumulation units outstanding at end of period	11,410	6,935	7,284	3,843	265
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	12.48	10.63	11.53	10.17	10.00
Value at end of period	15.03	12.48	10.63	11.53	10.17
Number of accumulation units outstanding at end of period	1,438	1,438	2,354	-	-
BNY MELLON IP MIDCAP STOCK
Value at beginning of period	13.88	11.61	13.80	12.02
Value at end of period	14.94	13.88	11.61	13.80
Number of accumulation units outstanding at end of period	27,940	29,166	30,066	1,079
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	17.21	12.76	13.38	10.52	10.00
Value at end of period	23.02	17.21	12.76	13.38	10.52
Number of accumulation units outstanding at end of period	34,965	36,210	36,992	-	-
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	28.21	18.29	20.08	14.95
Value at end of period	40.92	28.21	18.29	20.08
Number of accumulation units outstanding at end of period	2,403	1,221	1,444	1,478
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	12.31	10.08	12.04	8.61	7.59	10.00
Value at end of period	15.32	12.31	10.08	12.04	8.61	7.59
Number of accumulation units outstanding at end of period	13,679	8,818	7,211	3,884	486	484
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	9.81	8.27
Value at end of period	N/A	9.81
Number of accumulation units outstanding at end of period	N/A	2,106
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	14.77	11.58	13.98	12.54	9.59	10.00
Value at end of period	14.42	14.77	11.58	13.98	12.54	9.59
Number of accumulation units outstanding at end of period	3,460	2,387	2,465	4,321	2,642	2,642
DELAWARE VIP SMID CAP CORE
Value at beginning of period	17.09	13.25	15.15	12.83
Value at end of period	18.89	17.09	13.25	15.15
Number of accumulation units outstanding at end of period	1,399	2,289	2,370	1,616
DELAWARE VIP VALUE
Value at beginning of period	12.78	10.70	11.06
Value at end of period	12.77	12.78	10.70
Number of accumulation units outstanding at end of period	9,446	3,084	-
DIMENSIONAL VA US TARGETED VALUE
Value at beginning of period	13.52	11.09	13.25	12.13	9.56	10.00
Value at end of period	13.99	13.52	11.09	13.25	12.13	9.56
Number of accumulation units outstanding at end of period	9,418	9,201	8,139	5,389	3,443	577
DWS CORE EQUITY VIP
Value at beginning of period	18.30	14.12	15.04	12.49
Value at end of period	21.15	18.30	14.12	15.04
Number of accumulation units outstanding at end of period	5,105	4,969	4,969	1,361
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.09	9.19	11.62	9.73
Value at end of period	12.95	11.09	9.19	11.62

Investment Division (0.49)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	0	-	2,617	2,617
DWS SMALL CAP INDEX VIP
Value at beginning of period	15.19	12.19	13.80	12.13	10.07	10.00
Value at end of period	18.05	15.19	12.19	13.80	12.13	10.07
Number of accumulation units outstanding at end of period	13,089	22,355	4,363	4,363	-	-
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.95	10.39	10.40	10.25	10.14	10.00
Value at end of period	11.47	10.95	10.39	10.40	10.25	10.14
Number of accumulation units outstanding at end of period	42,269	5,950	3,818	1,437	-	-
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	14.28	11.35	13.10	11.89	9.18	10.00
Value at end of period	14.94	14.28	11.35	13.10	11.89	9.18
Number of accumulation units outstanding at end of period	15,053	15,572	16,020	3,496	4,719	4,734
GREAT-WEST BOND INDEX
Value at beginning of period	10.94	10.17	10.00
Value at end of period	11.67	10.94	10.17
Number of accumulation units outstanding at end of period	70,089	50,041	541
GREAT-WEST LIFETIME 2035
Value at beginning of period	11.22	9.23
Value at end of period	12.64	11.22
Number of accumulation units outstanding at end of period	0	-
GREAT-WEST MID CAP VALUE
Value at beginning of period	13.95	11.64	13.33	11.45
Value at end of period	13.84	13.95	11.64	13.33
Number of accumulation units outstanding at end of period	1,470	1,482	1,503	1,541
GREAT-WEST MODERATE PROFILE
Value at beginning of period	11.00	9.40
Value at end of period	12.17	11.00
Number of accumulation units outstanding at end of period	164,166	175,000
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	11.79	10.61	11.00	10.40	10.00
Value at end of period	12.80	11.79	10.61	11.00	10.40
Number of accumulation units outstanding at end of period	75,846	80,946	82,170	10,461	1,023
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	13.60	11.61
Value at end of period	15.42	13.60
Number of accumulation units outstanding at end of period	30,056	32,116
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	14.31	10.96	11.27
Value at end of period	17.68	14.31	10.96
Number of accumulation units outstanding at end of period	1,360	1,338	1,046
INVESCO OPPENHEIMER V.I. GLOBAL
Value at beginning of period	15.70	11.97	13.86	10.19	10.23	10.00
Value at end of period	19.94	15.70	11.97	13.86	10.19	10.23
Number of accumulation units outstanding at end of period	1,593	1,284	125	-	-	-
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.64	9.10	11.35	9.03	9.27	10.00
Value at end of period	14.08	11.64	9.10	11.35	9.03	9.27
Number of accumulation units outstanding at end of period	6,059	8,326	8,764	8,054	5,078	4,727
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP
Value at beginning of period	15.35	12.19	13.67	12.03	10.24	10.00
Value at end of period	18.32	15.35	12.19	13.67	12.03	10.24
Number of accumulation units outstanding at end of period	3,165	76	76	76	736	736
INVESCO V.I. GROWTH & INCOME

Investment Division (0.49)	2020	2019	2018	2017	2016	2015	2014
Value at beginning of period	14.87	11.94	13.85	12.18	10.22	10.00
Value at end of period	15.11	14.87	11.94	13.85	12.18	10.22
Number of accumulation units outstanding at end of period	2,774	4,572	15,676	13,879	12,109	10,994
INVESCO V.I. HIGH YIELD
Value at beginning of period	11.95	10.58	11.00	10.40	9.39	10.00
Value at end of period	12.28	11.95	10.58	11.00	10.40	9.39
Number of accumulation units outstanding at end of period	3,647	3,639	4,766	4,500	1,423	939
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	13.35	10.60	12.55	11.05	10.00
Value at end of period	16.90	13.35	10.60	12.55	11.05
Number of accumulation units outstanding at end of period	281	281	256	323	342
IVY VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	10.72	9.08	11.10	9.06	9.00	10.00
Value at end of period	11.44	10.72	9.08	11.10	9.06	9.00
Number of accumulation units outstanding at end of period	7,904	54,167	3,929	3,956	980	484
JANUS HENDERSON VIT BALANCED
Value at beginning of period	15.62	12.81
Value at end of period	17.77	15.62
Number of accumulation units outstanding at end of period	2,954	807
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	11.33	10.39	10.55	10.23	10.04	10.00
Value at end of period	12.46	11.33	10.39	10.55	10.23	10.04
Number of accumulation units outstanding at end of period	160,290	167,956	140,337	29,100	30,655	6,935
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	15.33	11.94	12.88	10.19	10.03	10.00
Value at end of period	18.31	15.33	11.94	12.88	10.19	10.03
Number of accumulation units outstanding at end of period	0	1,891	1,891	-	6,392	6,392
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	26.84	18.58	18.45	12.78
Value at end of period	40.38	26.84	18.58	18.45
Number of accumulation units outstanding at end of period	6,431	4,005	7,184	3,328
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	15.28	12.32	14.06	12.26	10.25	10.00
Value at end of period	17.28	15.28	12.32	14.06	12.26	10.25
Number of accumulation units outstanding at end of period	192	205	217	231	372	368
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	10.34	8.80	10.85	8.53	7.10	10.00
Value at end of period	10.16	10.34	8.80	10.85	8.53	7.10
Number of accumulation units outstanding at end of period	6,350	6,661	7,773	8,520	4,888	4,738
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	17.52	12.91	13.50	10.66	10.00
Value at end of period	23.38	17.52	12.91	13.50	10.66
Number of accumulation units outstanding at end of period	6,746	1,397	1,409	1,496	338
MFS VIT II INTERNATIONAL INTRINSIC VALUE
Value at beginning of period	14.94	11.95	13.30	10.54	10.20	10.00
Value at end of period	17.87	14.94	11.95	13.30	10.54	10.20
Number of accumulation units outstanding at end of period	16,803	14,414	21,345	16,829	4,603	4,603
MFS VIT III MID CAP VALUE
Value at beginning of period	12.59	9.65	10.95	10.00
Value at end of period	13.01	12.59	9.65	10.95
Number of accumulation units outstanding at end of period	16,482	17,394	17,924	190
MFS VIT UTILITIES
Value at beginning of period	13.39	10.78
Value at end of period	14.07	13.39
Number of accumulation units outstanding at end of period	319	319

Investment Division (0.49)	2020	2019	2018	2017	2016	2015	2014
NVIT MID CAP INDEX
Value at beginning of period	15.41	12.34	14.03	12.20	10.00
Value at end of period	17.30	15.41	12.34	14.03	12.20
Number of accumulation units outstanding at end of period	2,323	11,144	4,856	4,744	3,228
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.06	5.46	6.39	6.29	5.49	10.00
Value at end of period	6.11	6.06	5.46	6.39	6.29	5.49
Number of accumulation units outstanding at end of period	11,849	11,759	10,649	10,830	856	847
PIMCO VIT EMERGING MARKETS BOND
Value at beginning of period	11.20	9.81	10.35
Value at end of period	11.89	11.20	9.81
Number of accumulation units outstanding at end of period	8,544	1,885	1,922
PIMCO VIT HIGH YIELD
Value at beginning of period	12.74	11.16	11.52	10.86	10.00
Value at end of period	13.41	12.74	11.16	11.52	10.86
Number of accumulation units outstanding at end of period	71,025	71,283	3,928	479	325
PIMCO VIT LOW DURATION
Value at beginning of period	10.44	10.08	10.10	10.01	9.92	10.00
Value at end of period	10.70	10.44	10.08	10.10	10.01	9.92
Number of accumulation units outstanding at end of period	50,241	44,886	35,798	32,676	24,369	19,671
PIMCO VIT REAL RETURN
Value at beginning of period	10.62	9.84	10.12	9.81	9.37	10.00
Value at end of period	11.81	10.62	9.84	10.12	9.81	9.37
Number of accumulation units outstanding at end of period	7,609	2,390	2,406	2,383	2,202	1,199
PIMCO VIT TOTAL RETURN
Value at beginning of period	11.48	10.64	10.75	10.30	10.08	10.00
Value at end of period	12.41	11.48	10.64	10.75	10.30	10.08
Number of accumulation units outstanding at end of period	58,894	47,201	32,843	13,231	7,411	410
PIONEER FUND VCT
Value at beginning of period	17.94	13.73
Value at end of period	22.19	17.94
Number of accumulation units outstanding at end of period	4,152	4,399
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	17.69	13.35	14.35	11.09	10.00
Value at end of period	24.49	17.69	13.35	14.35	11.09
Number of accumulation units outstanding at end of period	915	1,374	1,493	1,488	1,699
PUTNAM VT EQUITY INCOME
Value at beginning of period	16.20	12.48	13.71	11.60	10.26	10.00
Value at end of period	17.06	16.20	12.48	13.71	11.60	10.26
Number of accumulation units outstanding at end of period	15,020	12,922	12,870	12,055	9,921	9,942
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	16.46	12.70	12.84	11.19	12.68	10.00
Value at end of period	19.05	16.46	12.70	12.84	11.19	12.68
Number of accumulation units outstanding at end of period	7,547	6,172	6,165	2,858	3,801	3,801
PUTNAM VT INCOME
Value at beginning of period	11.54	10.33	10.34	9.81
Value at end of period	12.17	11.54	10.33	10.34
Number of accumulation units outstanding at end of period	18,001	16,355	17,996	18,268
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	11.03	9.20	11.19	8.99	10.00
Value at end of period	11.44	11.03	9.20	11.19	8.99
Number of accumulation units outstanding at end of period	5,712	6,133	7,676	7,137	4,258
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	11.20	9.94	10.08	9.94	10.00
Value at end of period	10.97	11.20	9.94	10.08	9.94

Investment Division (0.49)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	14,147	13,982	11,263	11,902	785
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	17.49	13.32	14.46	11.80	10.55	10.00
Value at end of period	20.48	17.49	13.32	14.46	11.80	10.55
Number of accumulation units outstanding at end of period	0	2,112	2,112	4,069	5,908	5,908
ROYCE CAPITAL FUND - SMALL-CAP
Value at beginning of period	12.35	10.48	11.50	11.00
Value at end of period	11.39	12.35	10.48	11.50
Number of accumulation units outstanding at end of period	411	411	411	411
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	10.12	9.97	9.87	9.88	9.92	9.97	10.00
Value at end of period	10.09	10.12	9.97	9.87	9.88	9.92	9.97
Number of accumulation units outstanding at end of period	71,550	133,539	118,615	8,052	16,259	25,630	16,827
SCHWAB S&P 500 INDEX
Value at beginning of period	18.23	13.93	14.64	12.09	10.88	10.00
Value at end of period	21.45	18.23	13.93	14.64	12.09	10.88
Number of accumulation units outstanding at end of period	184,015	208,045	181,745	34,252	18,373	3,876
SCHWAB VIT BALANCED
Value at beginning of period	12.05	10.59	11.16
Value at end of period	12.97	12.05	10.59
Number of accumulation units outstanding at end of period	6,341	14,434	8,568
SCHWAB VIT BALANCED WITH GROWTH
Value at beginning of period	12.77	10.87	11.71	10.35
Value at end of period	13.99	12.77	10.87	11.71
Number of accumulation units outstanding at end of period	16,289	16,384	17,765	124,619
SCHWAB VIT GROWTH
Value at beginning of period	13.42	11.16	12.24
Value at end of period	14.87	13.42	11.16
Number of accumulation units outstanding at end of period	2,817	2,871	2,474
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	20.09	15.66	15.56	12.26	13.76	10.00
Value at end of period	25.92	20.09	15.66	15.56	12.26	13.76
Number of accumulation units outstanding at end of period	9,063	3,932	1,916	1,711	3,240	3,240
TEMPLETON FOREIGN VIP
Value at beginning of period	9.36	8.36	9.93	8.55	8.02	10.00
Value at end of period	9.20	9.36	8.36	9.93	8.55	8.02
Number of accumulation units outstanding at end of period	1,036	1,036	1,036	6,162	14,321	13,439
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	10.05	9.90	9.76	9.63	9.40	10.00
Value at end of period	9.48	10.05	9.90	9.76	9.63	9.40
Number of accumulation units outstanding at end of period	14,701	11,960	20,222	17,678	6,528	5,787
TOUCHSTONE VST BOND
Value at beginning of period	10.83	9.85	10.09	9.78	9.75	10.00
Value at end of period	11.82	10.83	9.85	10.09	9.78	9.75
Number of accumulation units outstanding at end of period	1,030	1,030	1,030	2,818	4,785	3,857
TOUCHSTONE VST COMMON STOCK
Value at beginning of period	16.73	13.07	14.29	11.82
Value at end of period	20.59	16.73	13.07	14.29
Number of accumulation units outstanding at end of period	2,310	2,310	2,310	2,310
TOUCHSTONE VST COMMON STOCK CLASS SC
Value at beginning of period	16.34	12.90	14.09
Value at end of period	20.08	16.34	12.90
Number of accumulation units outstanding at end of period	607	763	1,008
TOUCHSTONE VST SMALL COMPANY
Value at beginning of period	16.25	13.45	14.69	12.40	10.00

Investment Division (0.49)	2020	2019	2018	2017	2016	2015	2014
Value at end of period	19.20	16.25	13.45	14.69	12.40
Number of accumulation units outstanding at end of period	1,229	1,223	1,202	1,278	311
VANGUARD VIF CAPITAL GROWTH
Value at beginning of period	19.69	15.64	15.91	12.41	11.25	10.00
Value at end of period	23.02	19.69	15.64	15.91	12.41	11.25
Number of accumulation units outstanding at end of period	28,470	7,948	7,683	5,204	2,134	2,154
VANGUARD VIF DIVERSIFIED VALUE
Value at beginning of period	14.41	11.52	12.74	11.31
Value at end of period	16.03	14.41	11.52	12.74
Number of accumulation units outstanding at end of period	8,997	9,171	5,416	1,331
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	16.34	12.55	13.91	11.74	10.62	10.00
Value at end of period	19.20	16.34	12.55	13.91	11.74	10.62
Number of accumulation units outstanding at end of period	18,839	25,255	11,078	2,860	837	837
VANGUARD VIF REAL ESTATE INDEX
Value at beginning of period	15.48	12.08	12.82	12.30	11.41	10.00
Value at end of period	14.66	15.48	12.08	12.82	12.30	11.41
Number of accumulation units outstanding at end of period	12,021	16,294	9,213	5,394	2,853	409
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	17.31	13.58	14.71	11.97	10.47	10.00
Value at end of period	21.22	17.31	13.58	14.71	11.97	10.47
Number of accumulation units outstanding at end of period	14,846	11,988	11,556	5,410	3,496	1,111

Investment Division (0.69)	2020	2019	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	16.15	13.12	14.00
Value at end of period	16.47	16.15	13.12
Number of accumulation units outstanding at end of period	0	-	-
AB VPS LARGE CAP GROWTH
Value at beginning of period	22.54	16.60	16.08	12.04	10.00
Value at end of period	30.33	22.54	16.60	16.08	12.04
Number of accumulation units outstanding at end of period	153	173	196	216	216
ALGER CAPITAL APPRECIATION
Value at beginning of period	17.10	12.89	12.99	9.98	10.00
Value at end of period	24.08	17.10	12.89	12.99	9.98
Number of accumulation units outstanding at end of period	0	-	-	-	-
ALGER MID CAP GROWTH
Value at beginning of period	15.89	12.28	13.36	10.37
Value at end of period	25.97	15.89	12.28	13.36
Number of accumulation units outstanding at end of period	0	-	-	-
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	13.85	11.64	12.19	10.77	10.14	10.00
Value at end of period	15.48	13.85	11.64	12.19	10.77	10.14
Number of accumulation units outstanding at end of period	1,300	1,300	1,300	1,300	1,300	1,300
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	15.38	12.49	13.51	11.29
Value at end of period	17.08	15.38	12.49	13.51
Number of accumulation units outstanding at end of period	0	-	-	-
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	12.26	9.62
Value at end of period	15.33	12.26
Number of accumulation units outstanding at end of period	1,049	-

Investment Division (0.69)	2020	2019	2018	2017	2016	2015	2014
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	15.95	12.45	14.40	13.01	10.00
Value at end of period	16.02	15.95	12.45	14.40	13.01
Number of accumulation units outstanding at end of period	310	-	-	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	14.99	11.88	13.17	12.19	10.00
Value at end of period	15.03	14.99	11.88	13.17	12.19
Number of accumulation units outstanding at end of period	14,048	14,384	309	342	425
AMERICAN FUNDS IS GLOBAL GROWTH
Value at beginning of period	17.35	12.88	14.22	10.86
Value at end of period	22.53	17.35	12.88	14.22
Number of accumulation units outstanding at end of period	455	-	-	-
AMERICAN FUNDS IS GROWTH-INCOME
Value at beginning of period	11.83	9.47
Value at end of period	13.31	11.83
Number of accumulation units outstanding at end of period	1,704	-
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	12.20	9.99	11.58
Value at end of period	13.80	12.20	9.99
Number of accumulation units outstanding at end of period	0	-	-
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	14.58	11.36	13.31	10.36	10.00
Value at end of period	17.89	14.58	11.36	13.31	10.36
Number of accumulation units outstanding at end of period	145	-	-	-	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	12.34	10.53	11.45	10.12	10.00
Value at end of period	14.83	12.34	10.53	11.45	10.12
Number of accumulation units outstanding at end of period	7,617	7,673	7,673	7,645	7,659
BNY MELLON IP MIDCAP STOCK
Value at beginning of period	13.73	11.50	13.71	11.96
Value at end of period	14.74	13.73	11.50	13.71
Number of accumulation units outstanding at end of period	0	-	-	-
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	17.08	12.69	13.33	10.50	10.00
Value at end of period	22.81	17.08	12.69	13.33	10.50
Number of accumulation units outstanding at end of period	5,080	5,080	5,080	5,080	5,080
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	27.89	18.12	19.93	14.88
Value at end of period	40.39	27.89	18.12	19.93
Number of accumulation units outstanding at end of period	0	-	-	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	12.17	9.99	11.95	8.56	7.57	10.00
Value at end of period	15.11	12.17	9.99	11.95	8.56	7.57
Number of accumulation units outstanding at end of period	570	241	253	388	399	399
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	9.78	8.25
Value at end of period	N/A	9.78
Number of accumulation units outstanding at end of period	N/A	-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	14.61	11.48	13.88	12.47	9.56	10.00
Value at end of period	14.23	14.61	11.48	13.88	12.47	9.56

Investment Division (0.69)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	363	-	-	-	-	-
DELAWARE VIP SMID CAP CORE
Value at beginning of period	16.90	13.12	15.04	12.76
Value at end of period	18.64	16.90	13.12	15.04
Number of accumulation units outstanding at end of period	650	-	-	-
DELAWARE VIP VALUE
Value at beginning of period	12.71	10.67	11.04
Value at end of period	12.67	12.71	10.67
Number of accumulation units outstanding at end of period	4,488	3,163	-
DIMENSIONAL VA US TARGETED VALUE
Value at beginning of period	13.37	10.99	13.15	12.06	9.53	10.00
Value at end of period	13.81	13.37	10.99	13.15	12.06	9.53
Number of accumulation units outstanding at end of period	598	-	-	-	-	-
DWS CORE EQUITY VIP
Value at beginning of period	18.10	13.99	14.93	12.43
Value at end of period	20.88	18.10	13.99	14.93
Number of accumulation units outstanding at end of period	1,098	-	-	-
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	10.97	9.11	11.53	9.68
Value at end of period	12.78	10.97	9.11	11.53
Number of accumulation units outstanding at end of period	0	-	1,118	1,118
DWS SMALL CAP INDEX VIP
Value at beginning of period	15.02	12.08	13.70	12.07	10.04	10.60	10.00
Value at end of period	17.82	15.02	12.08	13.70	12.07	10.04	10.60
Number of accumulation units outstanding at end of period	4,471	4,483	4,469	4,481	2,617	2,496	2,496
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.83	10.30	10.32	10.20	10.11	10.12	10.00
Value at end of period	11.32	10.83	10.30	10.32	10.20	10.11	10.12
Number of accumulation units outstanding at end of period	27,209	26,258	25,035	21,303	21,178	12,853	12,853
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	14.12	11.25	13.00	11.83	9.15	10.00
Value at end of period	14.75	14.12	11.25	13.00	11.83	9.15
Number of accumulation units outstanding at end of period	344	-	-	-	-	-
GREAT-WEST BOND INDEX
Value at beginning of period	10.91	10.06
Value at end of period	11.61	10.91
Number of accumulation units outstanding at end of period	9,876	3,381
GREAT-WEST LIFETIME 2035
Value at beginning of period	11.18	9.21
Value at end of period	12.58	11.18
Number of accumulation units outstanding at end of period	0	-
GREAT-WEST MID CAP VALUE
Value at beginning of period	13.85	11.57	13.29	11.44
Value at end of period	13.71	13.85	11.57	13.29
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.96	9.39
Value at end of period	12.11	10.96
Number of accumulation units outstanding at end of period	0	-
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	11.71	10.55	10.96	10.39	10.00
Value at end of period	12.68	11.71	10.55	10.96	10.39
Number of accumulation units outstanding at end of period	2,819	-	-	-	-
GREAT-WEST SECUREFOUNDATION BALANCED

Investment Division (0.69)	2020	2019	2018	2017	2016	2015	2014
Value at beginning of period	13.45	11.50
Value at end of period	15.22	13.45
Number of accumulation units outstanding at end of period	0	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	14.24	10.92	11.26
Value at end of period	17.55	14.24	10.92
Number of accumulation units outstanding at end of period	978	-	-
INVESCO OPPENHEIMER V.I. GLOBAL
Value at beginning of period	15.52	11.86	13.76	10.14	10.20	9.88	10.00
Value at end of period	19.68	15.52	11.86	13.76	10.14	10.20	9.88
Number of accumulation units outstanding at end of period	5,576	5,390	5,100	5,100	5,100	5,100	5,100
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.52	9.02	11.27	8.98	9.24	10.00
Value at end of period	13.89	11.52	9.02	11.27	8.98	9.24
Number of accumulation units outstanding at end of period	981	1,073	1,154	1,616	1,652	1,228
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP
Value at beginning of period	15.18	12.09	13.57	11.97	10.21	10.00
Value at end of period	18.08	15.18	12.09	13.57	11.97	10.21
Number of accumulation units outstanding at end of period	0	-	-	-	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	14.71	11.83	13.75	12.11	10.19	10.00
Value at end of period	14.91	14.71	11.83	13.75	12.11	10.19
Number of accumulation units outstanding at end of period	0	-	11,159	4,744	8,336	-
INVESCO V.I. HIGH YIELD
Value at beginning of period	11.82	10.48	10.92	10.34	9.37	9.74	10.00
Value at end of period	12.12	11.82	10.48	10.92	10.34	9.37	9.74
Number of accumulation units outstanding at end of period	5,306	5,306	5,306	5,306	5,306	5,306	5,306
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	13.21	10.50	12.46	11.00	10.00
Value at end of period	16.69	13.21	10.50	12.46	11.00
Number of accumulation units outstanding at end of period	0	-	-	-	-
IVY VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	10.62	9.01	11.04	9.03	8.99	10.00
Value at end of period	11.31	10.62	9.01	11.04	9.03	8.99
Number of accumulation units outstanding at end of period	0	-	-	-	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	15.45	12.69
Value at end of period	17.54	15.45
Number of accumulation units outstanding at end of period	950	-
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	11.21	10.30	10.48	10.18	10.00	10.05	10.00
Value at end of period	12.3	11.21	10.30	10.48	10.18	10.00	10.05
Number of accumulation units outstanding at end of period	819	868	922	972	781	450	450
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	15.16	11.83	12.79	10.14	10.00	10.00
Value at end of period	18.07	15.16	11.83	12.79	10.14	10.00
Number of accumulation units outstanding at end of period	0	-	-	-	-	-
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	26.54	18.41	18.32	12.71
Value at end of period	39.85	26.54	18.41	18.32
Number of accumulation units outstanding at end of period	506	-	1,422	1,422
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	15.10	12.21	13.96	12.20	10.22	10.00
Value at end of period	17.05	15.10	12.21	13.96	12.20	10.22
Number of accumulation units outstanding at end of period	164	176	185	289	297	298

Investment Division (0.69)	2020	2019	2018	2017	2016	2015	2014
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	10.23	8.72	10.78	8.49	7.08	8.91	10.00
Value at end of period	10.03	10.23	8.72	10.78	8.49	7.08	8.91
Number of accumulation units outstanding at end of period	6,558	6,646	8,678	4,926	2,538	2,538	2,538
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	17.32	12.79	13.40	10.61	10.00
Value at end of period	23.06	17.32	12.79	13.40	10.61
Number of accumulation units outstanding at end of period	381	-	-	-	-
MFS VIT II INTERNATIONAL INTRINSIC VALUE
Value at beginning of period	14.78	11.84	13.21	10.49	10.17	10.00
Value at end of period	17.64	14.78	11.84	13.21	10.49	10.17
Number of accumulation units outstanding at end of period	719	-	2,936	2,936	-	-
MFS VIT III MID CAP VALUE
Value at beginning of period	12.52	9.61	10.93	10.00
Value at end of period	12.91	12.52	9.61	10.93
Number of accumulation units outstanding at end of period	0	-	-	-
MFS VIT UTILITIES
Value at beginning of period	13.24	10.69
Value at end of period	13.89	13.24
Number of accumulation units outstanding at end of period	0	-
NVIT MID CAP INDEX
Value at beginning of period	15.24	12.23	13.93	12.13	10.00
Value at end of period	17.07	15.24	12.23	13.93	12.13
Number of accumulation units outstanding at end of period	506	289	-	-	-
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.99	5.41	6.35	6.25	5.47	10.00
Value at end of period	6.03	5.99	5.41	6.35	6.25	5.47
Number of accumulation units outstanding at end of period	417	445	466	700	720	720
PIMCO VIT EMERGING MARKETS BOND
Value at beginning of period	11.15	9.78	10.33
Value at end of period	11.81	11.15	9.78
Number of accumulation units outstanding at end of period	0	-	-
PIMCO VIT HIGH YIELD
Value at beginning of period	12.60	11.06	11.44	10.80	10.00
Value at end of period	13.24	12.60	11.06	11.44	10.80
Number of accumulation units outstanding at end of period	873	-	-	-	2,030
PIMCO VIT LOW DURATION
Value at beginning of period	10.32	9.99	10.03	9.96	9.89	10.00
Value at end of period	10.56	10.32	9.99	10.03	9.96	9.89
Number of accumulation units outstanding at end of period	22,585	17,533	11,944	12,625	5,237	3,694
PIMCO VIT REAL RETURN
Value at beginning of period	10.50	9.75	10.04	9.76	9.34	10.00
Value at end of period	11.65	10.50	9.75	10.04	9.76	9.34
Number of accumulation units outstanding at end of period	8,632	7,149	7,156	7,230	7,237	221
PIMCO VIT TOTAL RETURN
Value at beginning of period	11.35	10.55	10.68	10.25	10.05	10.00
Value at end of period	12.24	11.35	10.55	10.68	10.25	10.05
Number of accumulation units outstanding at end of period	14,543	14,086	941	923	854	-
PIONEER FUND VCT
Value at beginning of period	17.74	13.60
Value at end of period	21.9	17.74
Number of accumulation units outstanding at end of period	4,439	4,537
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	17.49	13.23	14.25	11.03	10.00
Value at end of period	24.17	17.49	13.23	14.25	11.03

Investment Division (0.69)	2020	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	0	-	-	-	-
PUTNAM VT EQUITY INCOME
Value at beginning of period	16.02	12.37	13.61	11.54	10.22	10.62	10.00
Value at end of period	16.83	16.02	12.37	13.61	11.54	10.22	10.62
Number of accumulation units outstanding at end of period	7,812	6,255	6,310	6,924	6,976	6,976	5,172
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	16.28	12.58	12.74	11.13	12.64	11.81	10.00
Value at end of period	18.8	16.28	12.58	12.74	11.13	12.64	11.81
Number of accumulation units outstanding at end of period	3,364	3,364	3,364	3,364	3,364	3,364	3,364
PUTNAM VT INCOME
Value at beginning of period	11.43	10.25	10.29	9.78
Value at end of period	12.03	11.43	10.25	10.29
Number of accumulation units outstanding at end of period	613	-	-	-
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	10.93	9.14	11.13	8.96	10.00
Value at end of period	11.31	10.93	9.14	11.13	8.96
Number of accumulation units outstanding at end of period	0	-	-	-	-
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	11.08	9.85	10.01	9.89	10.00
Value at end of period	10.83	11.08	9.85	10.01	9.89
Number of accumulation units outstanding at end of period	20,171	20,231	17,433	17,433	-
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	17.30	13.20	14.36	11.74	10.52	10.00
Value at end of period	20.21	17.30	13.20	14.36	11.74	10.52
Number of accumulation units outstanding at end of period	0	-	-	-	-	-
ROYCE CAPITAL FUND - SMALL-CAP
Value at beginning of period	12.21	10.38	11.42	10.94
Value at end of period	11.24	12.21	10.38	11.42
Number of accumulation units outstanding at end of period	0	-	-	-
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	10.00	9.88	9.80	9.83	9.89	10.00
Value at end of period	9.96	10.00	9.88	9.80	9.83	9.89
Number of accumulation units outstanding at end of period	50,519	54,027	29,744	39,912	4,246	-
SCHWAB S&P 500 INDEX
Value at beginning of period	18.02	13.80	14.54	12.03	10.84	10.79	10.00
Value at end of period	21.17	18.02	13.80	14.54	12.03	10.84	10.79
Number of accumulation units outstanding at end of period	40,259	40,071	44,837	23,744	18,525	10,033	7,158
SCHWAB VIT BALANCED
Value at beginning of period	11.96	10.54	11.13
Value at end of period	12.85	11.96	10.54
Number of accumulation units outstanding at end of period	1,294	2,588	-
SCHWAB VIT BALANCED WITH GROWTH
Value at beginning of period	12.68	10.81	11.67	10.34
Value at end of period	13.86	12.68	10.81	11.67
Number of accumulation units outstanding at end of period	27,733	27,945	28,160	22,011
SCHWAB VIT GROWTH
Value at beginning of period	13.32	11.10	12.19
Value at end of period	14.73	13.32	11.10
Number of accumulation units outstanding at end of period	0	12,716	15,822
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	19.87	15.51	15.45	12.19	13.72	10.00
Value at end of period	25.57	19.87	15.51	15.45	12.19	13.72
Number of accumulation units outstanding at end of period	3,244	2,062	-	-	-	-
TEMPLETON FOREIGN VIP
Value at beginning of period	9.25	8.28	9.86	8.51	7.99	10.00

Investment Division (0.69)	2020	2019	2018	2017	2016	2015	2014
Value at end of period	9.08	9.25	8.28	9.86	8.51	7.99
Number of accumulation units outstanding at end of period	4,970	4,970	4,970	4,970	7,625	-
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.94	9.81	9.69	9.58	9.37	9.86	10.00
Value at end of period	9.35	9.94	9.81	9.69	9.58	9.37	9.86
Number of accumulation units outstanding at end of period	8,909	5,395	14,783	9,327	5,528	5,528	5,198
TOUCHSTONE VST BOND
Value at beginning of period	10.71	9.76	10.02	9.73	9.72	9.91	10.00
Value at end of period	11.67	10.71	9.76	10.02	9.73	9.72	9.91
Number of accumulation units outstanding at end of period	17,137	17,137	17,137	17,137	17,137	17,137	17,137
TOUCHSTONE VST COMMON STOCK
Value at beginning of period	16.54	12.95	14.19	11.76
Value at end of period	20.32	16.54	12.95	14.19
Number of accumulation units outstanding at end of period	0	-	-	-
TOUCHSTONE VST COMMON STOCK CLASS SC
Value at beginning of period	16.16	12.78	13.99
Value at end of period	19.82	16.16	12.78
Number of accumulation units outstanding at end of period	0	-	-
TOUCHSTONE VST SMALL COMPANY
Value at beginning of period	16.07	13.33	14.59	12.33	10.00
Value at end of period	18.95	16.07	13.33	14.59	12.33
Number of accumulation units outstanding at end of period	0	-	-	-	-
VANGUARD VIF CAPITAL GROWTH
Value at beginning of period	19.47	15.50	15.79	12.34	11.21	10.00
Value at end of period	22.71	19.47	15.50	15.79	12.34	11.21
Number of accumulation units outstanding at end of period	983	1,056	1,110	7,981	1,766	1,766
VANGUARD VIF DIVERSIFIED VALUE
Value at beginning of period	14.25	11.41	12.65	11.25
Value at end of period	15.82	14.25	11.41	12.65
Number of accumulation units outstanding at end of period	5,879	-	-	10,808
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	16.16	12.43	13.81	11.68	10.58	10.81	10.00
Value at end of period	18.95	16.16	12.43	13.81	11.68	10.58	10.81
Number of accumulation units outstanding at end of period	8,086	7,981	4,007	10,254	4,046	2,551	2,551
VANGUARD VIF REAL ESTATE INDEX
Value at beginning of period	15.31	11.97	12.73	12.24	11.37	10.00
Value at end of period	14.47	15.31	11.97	12.73	12.24	11.37
Number of accumulation units outstanding at end of period	4,252	2,370	1,288	2,118	1,348	187
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	17.11	13.45	14.61	11.91	10.44	10.81	10.00
Value at end of period	20.94	17.11	13.45	14.61	11.91	10.44	10.81
Number of accumulation units outstanding at end of period	3,894	3,894	3,889	5,471	3,942	2,589	2,589

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)
 the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(ii)
 the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus
(iii)
 a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the result of:
(i)
 the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period; plus or minus
(ii)
 the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.49% if you have selected Death Benefit Option 1 or 0.69% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

Appendix C - Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%) and Joint GAW% from the Rate Sheet Supplements applicable to the GLWB Rider described in the Prospectus for the Contract. A complete description of the GLWB Rider can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Rider.”
CONTRACT APPLICATIONS SIGNED PRIOR TO MAY 1, 2017:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed prior to May 1, 2017.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2017 AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2017 and April 30, 2018.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018 AND APRIL 30, 2019:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2018 and April 30, 2019.
C-1

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2019 AND DECEMBER 14, 2020:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2019 and December 14, 2020 (the final date the Contract was available for purchase).
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 74	Age 75 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 74	Age 75 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	5.00%	6.00%
Important Note for all applications signed between January 1, 2017, and April 30, 2018: As noted in your Prospectus and GLWB Rider, GAWs and Joint GAWs are calculated by multiplying the GAW% (or Joint GAW%) by your Benefit Base. Accordingly, for all Rate Sheet Supplements applicable to Contract applications signed between January 1, 2017 and April 30, 2018, the GAW% Tables and Joint GAW% Tables should reflect “% of Benefit Base” (rather than “% of Covered Fund Value”) as disclosed in the Prospectus and stated in your GLWB Rider.
C-2

VARIABLE ANNUITY-1 SERIES ACCOUNT
SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM
Individual Flexible Premium Deferred Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company  of New York
370 Lexington Avenue, Suite 703
New York, New York 10017
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 10, 2021, which is available without charge by contacting the Service Center, Regular Mail: P.O. Box 1854, Birmingham, Alabama 35201-1854; Overnight Mail: 2801 Highway 280 South, Birmingham, Alabama 35223 or at (800) 838-0650.
The date of this Statement of Additional Information is
May 10, 2021
i

TABLE OF CONTENTS
Page
GENERAL INFORMATION
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
CALCULATION OF ANNUITY PAYOUTS
POSTPONEMENT OF PAYOUTS
SERVICES
WITHHOLDING
FINANCIAL STATEMENTS
ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company of New York (“Great-West”) formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer or the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company.
GWL&A is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is a wholly-owned subsidiary of Great-West Lifeco U.S. LLC, a holding company, which in turn is a wholly-owned subsidiary of Great-West Financial (Nova Scotia) Co., also a holding company. Great-West Financial (Nova Scotia) Co. is a wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great West Lifeco, Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On June 3, 2019, GWL&A entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Contract in accordance with the terms and conditions of the Contract. Great-West will continue its present role as the issuer of your Contract and will remain responsible for the administration and customer service of the Contract. All of your rights and benefits under your Contract and Great-West’s obligations under the Contract remain unchanged.
CALCULATION OF ANNUITY PAYOUTS
Variable Annuity Options
Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.
POSTPONEMENT OF PAYOUTS
With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Service Center. However, the determination, application or payout of any death benefit, Transfer, full surrender,
1

partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for Great-West to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.
SERVICES
A. Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.
B. Independent Registered Public Accounting Firm
Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver Colorado 80202, serves as the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C. Principal Underwriter
Prior to October 5, 2020, the offering of the Contract was made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of Great-West, whose principal business address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. GWFS Equities is registered with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Effective October 5, 2020, Investment Distributors, Inc. (“IDI”) became principal underwriter. IDI is a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was extablished in 1993. IDI’s
2

principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223. IDI is registered with the SEC under the Exchange Act as a broker-dealer and is a member firm of FINRA.
GWFS and IDI have received no underwriting commissions in connection with this offering since it has been offered. The Contract generally was issued for Annuitants from birth to age eighty-five (85).
D.  Administrative Services
Certain administrative services are provided by IDI and Protective in processing and administering the Contracts. These services are described in written agreements between respective counterparties.
WITHHOLDING
Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient's election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
Foreign Account Tax Compliance Act (“FATCA”)
We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.
3

Great-West Life & Annuity Insurance Company of New York

(A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows for Each of Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

New York, New York

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company of New York as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 1, 2021

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$1,868,877	$842,567

Preferred stock	842	—

Mortgage loans (net of allowances of $20 and $20)	238,564	39,456

Contract loans	16,034	19,347

Cash, cash equivalents and short-term investments	516,224	29,568

Securities lending collateral assets	3,794	2,070

Other invested assets	19,670	2,237

Total cash and invested assets	2,664,005	935,245

Investment income due and accrued	14,215	6,728

Premiums deferred and uncollected	384	390

Funds held or deposited with reinsured companies	256,739	—

Current federal income taxes recoverable from affiliate	473	—

Deferred income taxes	3,691	1,087

Due from affiliates	12	2,048

Other assets	4,341	8,298

Assets from separate accounts	674,708	680,648

Total admitted assets	$3,618,568	$1,634,444

See notes to statutory financial statements.	Continued

3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$2,163,678	$815,878

Life and accident and health policy and contract claims	1,360	356

Liability for deposit-type contracts	447,107	1,246

Provision for policyholders’ dividends	1,800	2,300

Asset valuation reserve	8,238	5,239

Interest maintenance reserve	94,771	3,346

Due to parent and affiliates	1,743	4,790

Payable for securities lending collateral	3,794	2,070

Current federal income taxes payable to affiliate	—	13

Other liabilities	32,192	4,862

Liabilities from separate accounts	674,554	680,509

Total liabilities	3,429,237	1,520,609

Contingencies (See Note 15)

Capital and surplus:
Common stock, $1,000 par value; 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500

Gross paid in and contributed surplus	253,014	32,450

Unassigned funds	(66,183)	78,885

Total capital and surplus	189,331	113,835

Total liabilities, capital and surplus	$3,618,568	$1,634,444

See notes to statutory financial statements.	Concluded

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity considerations	$1,653,527	$(395,942)	$267,967

Net investment income	31,020	39,787	50,307

Amortization of interest maintenance reserve	5,230	778	1,236

Commission and expense allowances on reinsurance ceded	6,315	5,750	101

Fee income from separate accounts	1,693	2,713	4,017

Other income	5,459	10,439	10,965

Total income	1,703,244	(336,475)	334,593

Expenses:

Death benefits	7,967	6,745	10,778

Annuity benefits	1,597	4,815	10,660

Surrender benefits	239,470	278,998	222,163

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	1,347,799	(577,236)	72,545

Other benefits	190	159	221

Total benefits	1,597,023	(286,519)	316,367

Commissions	191,136	12,711	14,482

Other insurance expenses	14,276	13,273	16,251

Net transfers from separate accounts	(49,023)	(69,379)	(10,143)

Interest maintenance reserve reinsurance activity	92,485	(21,652)	—

Total benefits and expenses	1,845,897	(351,566)	336,957

Net (loss) gain from operations before dividends to policyholders, federal income taxes and net realized capital (losses) gains	(142,653)	15,091	(2,364)

Dividends to policyholders	1,498	1,938	2,132

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized (losses) capital gains	(144,151)	13,153	(4,496)

Federal income tax (benefit) expense	316	(13,275)	952

Net (loss) gain from operations before net realized capital (losses) gains	(144,467)	26,428	(5,448)

Net realized capital (losses) gains, less tax benefits of $0, $159, and $46, and transfers to interest maintenance reserve	—	(596)	(176)

Net (loss) income	$(144,467)	$25,832	$(5,624)

See notes to statutory financial statements.

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Capital and surplus, beginning of year	$113,835	$81,442	$87,514

Net (loss) income	(144,467)	25,832	(5,624)

Change in net unrealized capital losses, net of income taxes	(86)	—	—

Change in net deferred income taxes	12,812	(12,707)	2,613

Change in non-admitted assets	(10,372)	7,891	(2,271)

Change in asset valuation reserve	(2,999)	2,699	(782)

Surplus paid in	220,564	—	—

Change in surplus as a result of reinsurance	29	8,663	—

Changes in capital and surplus as a result of separate accounts	15	15	(8)

Net change in capital and surplus for the year	75,496	32,393	(6,072)

Capital and surplus, end of year	$189,331	$113,835	$81,442

See notes to statutory financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Operating activities:

Premium income	$675,322	$207,985	$267,526

Investment income received, net of investment expenses paid	31,407	39,793	50,757

Other miscellaneous income received	18,101	22,959	15,083

Benefit and loss related payments	(248,611)	(289,357)	(233,651)

Net transfers from separate accounts	49,035	72,965	8,903

Commissions, other expenses and taxes paid	(204,826)	(24,982)	(30,893)

Dividends paid to policyholders	(1,998)	(2,239)	(2,632)

Federal income taxes (paid) received, net	(1,911)	8,353	(512)

Net cash provided by operating activities	316,519	35,477	74,581

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	119,142	142,434	83,327

Mortgage loans	1,622	25,136	19,705

Other	—	3	394

Cost of investments acquired:

Bonds	(171,055)	(252,696)	(122,177)

Mortgage loans	(4,000)	—	(5,000)

Other	91	(153)	—

Net change in contract loans	403	197	26

Net cash used in investing activities	$(53,797)	$(85,079)	$(23,725)

See notes to statutory financial statements.	Continued

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Financing and miscellaneous activities:

Capital and paid in surplus	$220,564	$—	$—

Deposit-type contract withdrawals, net of deposits	(50)	(174)	(334)

Other	3,420	(204)	1,215

Net cash provided by (used in) financing and miscellaneous activities	223,934	(378)	881

Net increase (decrease) in cash, cash equivalents and short-term investments	486,656	(49,980)	51,737

Cash, cash equivalents and short-term investments:

Beginning of year	29,568	79,548	27,811

End of year	$516,224	$29,568	$79,548

In 2020, non-cash transfers of $1,193 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $646 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 8 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the “Department”). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York and Illinois.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired Statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 8 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life and Annuity Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred Statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of participating life insurance policies, which are now administered by Protective. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

A reconciliation of the Company’s capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department, and the resulting tax impacts, are shown below.

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Statutory Capital and Surplus		Statutory Net (Loss) Income
	December 31,		Year ended December 31,
	2020	2019	2020	2019	2018

New York prescribed basis	$ 189,331	$ 113,835	$(144,467)	$ 25,832	$(5,624)

State prescribed practices, ceded reserves

Ceded reserves	1,061	1,337	(277)	(260)	332

Current income taxes on ceded reserves	(344)	(377)	33	(41)	107

Deferred taxes	(223)	(281)	58	(281)	—

Reduction to non-admit deferred taxes	156	226	(70)	226	—

NAIC SAP basis	$189,981	$114,740	$(144,723)	$25,476	$(5,185)

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•	Perpetual preferred stock is recorded at fair value not to exceed the currently effective call price. Under GAAP, perpetual preferred stock is recorded at fair value.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•	Perpetual preferred stocks are carried at fair value not to exceed the currently effective call price.
•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectible. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds and short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

¡	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

¡

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of cross-currency swaps and foreign currency forwards. The Company uses these derivative instruments to manage foreign currency exchange rate risk associated with its invested assets. Derivative instruments are not used for speculative reasons. The Company’s derivatives are cleared and settled through a bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to convert floating rate assets to fixed rate assets.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. Cash collateral pledged by the Company is included in other assets.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserves ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. The Department adopted PBR in 2020 and the Company adopted it in 2020. The adoption of PBR does not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2020	2019	2018

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$330	$8,381	$10,002	Other income

Provides recordkeeping services.	GWL&A	1,460	2,328	2,551	Other income

Receives recordkeeping services.	Empower Retirement, LLC (“Empower”)(1)	(7,870)	(12,914)	(11,062)	Other income

Receives investment advisory services.	GWL&A	(813)	(839)	(718)	Net investment income

Received corporate support services.	GWL&A	11,813	—	—	Other insurance expenses

(1) A wholly-owned subsidiary of GWL&A.

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019
GWFS Equities, Inc.(1)	On account	On demand	$7	$2,014
Other related party receivables	On account	On demand	5	34

Total			$12	$2,048

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$1,568	$3,320

GWL&A	On account	On demand	175	1,470

Total			$1,743	$4,790

(1) A wholly-owned subsidiary of GWL&A.

The company had $473 of current federal income taxes receivable and $13 of current federal income taxes payable at December 31, 2020 and 2019, respectively. These amounts were due from or due to Lifeco U.S. relating to its consolidated tax return.

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$13,958	$1,911	$—	$15,869

All other governments	3,205	—	—	3,205

U.S. states, territories and possessions	8,873	864	—	9,737

Political subdivisions of states and territories	9,913	363	—	10,276

Industrial and miscellaneous	1,563,901	51,720	545	1,615,076

Loan-backed and structured securities	269,027	10,827	45	279,809

Total bonds	$1,868,877	$65,685	$590	$1,933,972

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	December 31, 2019
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$14,229	$693	$—	$14,922

U.S. states, territories and possessions	7,012	911	—	7,923

Political subdivisions of states and territories	7,243	371	—	7,614

Industrial and miscellaneous	608,606	19,836	77	628,365

Loan-backed and structured securities	205,477	3,644	668	208,453

Total bonds	$842,567	$25,455	$745	$867,277

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$49,269	$49,797

Due after one year through five years	519,082	539,957

Due after five years through ten years	765,671	796,314

Due after ten years	288,476	290,744

Loan-backed and structured securities	269,027	279,809

Total bonds	$1,891,525	$1,956,621

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	December 31,
	2020	2019

Consideration from sales	$80,614	$648,598

Gross realized gains from sales	2,685	23,399

Gross realized losses from sales	88	3,034

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 8 for additional information).

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$30,514	$534	$—	$ —	$30,514$	$534

Loan-backed and structured securities	12,068	35	206	4	12,274	39

Total bonds	$42,582	569	$206	$4	$42,788	$573

Total number of securities in an unrealized loss position		9		1		10

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$27,371	$71	$8,000	$6	$35,371	$77

Loan-backed and structured securities	46,566	347	19,749	321	66,315	668

Total bonds	$73,937	$418	$27,749	$327	$101,686	$745

Total number of securities in an unrealized loss position		12		8		20

Bonds - Total unrealized losses and OTTI decreased by $172, or 23%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was mostly in Loan-backed and structured securities and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This was offset by an increase in the less than twelve month category in industrial and miscellaneous bonds purchased in-year and reflects an increase in interest rates during the fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $323 from December 31, 2019 to December 31, 2020. Loan-backed and structured securities account for 100%, or $4, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 10% and 22% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $357 as of December 31, 2020. The Company was not required to pledge collateral related to these derivatives as of December 31, 2020. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $357. The Company held no derivatives as of December 31, 2019.

Types of derivative instruments and derivative strategies

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Cross-currency swaps	$5,678	$2	$2

Total derivatives designated as hedges	5,678	2	2

Derivatives not designated as hedges:

Foreign currency forwards	174,353	(111)	(111)

Total derivatives not designated as hedges	174,353	(111)	(111)

Total cash flow hedges, and derivatives not designated as hedges	$180,031	$(109)	$(109)

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

Net unrealized gains/(losses) on foreign currency forwards not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus was $(88) at December 31, 2020.

Securities lending

Securities with a cost or amortized cost of $3,621 and $1,989, and estimated fair values of $3,680 and $2,006 were on loan under the program at December 31, 2020 and 2019, respectively.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes the securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Industrial and miscellaneous	$3,621	$3,680	$1,989	$2,006

Total	$3,621	$3,680	$1,989	$2,006

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $3,794 and $2,070 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted assets

At December 31, 2020 and 2019, the Company had investments with a book/adjusted carrying value of $1,737 and $1,790, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $3,794 and $2,070 as of December 31, 2020 and 2019, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2020 and 2019.

Net investment income

The following table summarizes net investment income:

	Year Ended December 31,
	2020	2019

Bonds	$29,070	$35,804

Preferred stock	2	—

Mortgage loans	1,743	2,159

Contract loans	680	870

Cash, cash equivalents and short-term investments	210	1,545

Other invested assets	109	175

Miscellaneous income	19	73

Gross investment income	31,833	40,626

Expenses	(813)	(839)

Net investment income	$31,020	$39,787

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital (losses) gains, before federal income tax	$5,280	$22,426	$(495)
Less: Federal income tax (benefit) expense	1,109	4,709	(103)

Net realized capital (losses) gains, before IMR transfer	4,171	17,717	(392)
Net realized capital (losses) gains transferred to IMR, net of federal income tax (benefit) of $1,109, $4,868 and ($57), respectively	4,171	18,313	(216)

Net realized capital (losses) gains, net of federal income (benefit) tax of $0, ($159) and ($46), respectively, and IMR transfer	$—	$(596)	$(176)

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$3,346

Transferred into IMR, net of taxes	4,171

IMR reinsurance activity	92,485

Balance before amortization	100,002

Amortization released to Statement of Operations	(5,231)

Reserve as of December 31, 2020	$94,771

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	67%	85%

	Concentration by industry
	December 31,
	2020	2019

Financial services	21%	22%

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company had the following concentrations in cash, cash equivalents and short-term investments based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	16%	3%

	Concentration by industry
	December 31,
	2020	2019

Financial services	17%	3%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $238,584 and $39,476, of which $196,732 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. All mortgages were current as of December 31, 2020 and 2019.

The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2020 were 3.25% and 3.25%, respectively. During 2020, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 17.34%. There were no loans originated during the year ended December 31, 2019.

The balance in the commercial mortgage provision allowance was $20 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type
	December 31,
	2020	2019

Multi-family	40%	50%

Industrial	28%	2%

Other	15%	4%

Retail	13%	44%

Office	4%	—%

	100%	100%

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Concentration by geographic area
	December 31,
	2020	2019

Pacific	47%	65%

South Atlantic	16%	20%

West South Central	10%	—%

Other	9%	—%

Mountain	8%	—%

East North Central	5%	15%

West North Central	5%	—%

	100%	100%

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$1,933,972	$1,868,877	$—	$1,933,972	$—	$—	$1,933,972

Preferred stock	842	842	—	842	—	—	842

Mortgage loans	241,037	238,564	—	241,037	—	—	241,037

Cash, cash equivalents and short-term investments	516,224	516,224	493,576	22,648	—	—	516,224

Contract loans	16,036	16,034	—	16,036	—	—	16,036

Other long term invested assets	14,556	14,383	—	14,556	—	—	14,556

Securities lending reinvested collateral assets	3,794	3,794	304	3,490	—	—	3,794

Receivable for securities	5,039	5,039	—	5,039	—	—	5,039

Derivative instruments	248	248	—	248	—	—	248

Separate accounts assets	674,708	674,708	674,517	191	—	—	674,708

Total assets	$3,406,456	$3,338,713	$1,168,397	$2,238,059	$—	$—	$3,406,456

Liabilities:

Deposit-type contracts	$357,467	$447,107	$—	$357,467	$—	$—	$357,467

Payable under securities lending agreement	3,794	3,794	304	3,490	—	—	3,794

Derivative instruments	357	357	—	357	—	—	357

Total liabilities	$361,618	$451,258	$304	$361,314	$—	$—	$361,618

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$867,277	$842,567	$—	$867,277	$—	$—	$867,277

Mortgage loans	40,468	39,456	—	40,468	—	—	40,468

Cash, cash equivalents and short-term investments	29,568	29,568	29,568	—	—	—	29,568

Contract loans	19,347	19,347	—	19,347	—	—	19,347

Other long term invested assets	2,052	1,894	—	2,052	—	—	2,052

Securities lending reinvested collateral assets	2,070	2,070	—	2,070	—	—	2,070

Receivable for securities	342	342	—	342	—	—	342

Separate accounts assets	680,648	680,648	680,416	232	—	—	680,648

Total assets	$1,641,772	$1,615,892	$709,984	$931,788	$—	$—	$1,641,772

Liabilities:

Deposit-type contracts	$1,246	$1,246	$—	$1,246	$—	$—	$1,246

Payable under securities lending agreement	2,070	2,070	—	2,070	—	—	2,070

Total liabilities	$3,316	$3,316	$—	$3,316	$—	$—	$3,316

Bonds and preferred stock

The fair values for bonds and preferred stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligors. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of foreign currency forwards, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair Value Hierarchy

The following tables present the Company’s financial assets carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
	December 31, 2020
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Preferred stock

Industrial and miscellaneous	$—	$842	$—	$—	$842

Derivatives

Foreign currency forwards	—	246	—	—	246

Separate account assets (1)	674,517	191	—	—	674,708

Total assets at fair value	$674,517	$1,279	$—	$—	$675,796

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

Liabilities:

Derivatives

Foreign currency forwards	$—	$357	$—	$—	$357

Total liabilities at fair value	$—	$357	$—	$—	$357

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Fair Value Measurements at Reporting Date
	December 31, 2019
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$680,416	$232	$—	$—	$680,648

Total assets at fair value	$680,416	$232	$—	$—	$680,648

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6. Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset

Contract loans	$16,037	$3	$16,034	$19,348	$1	$19,347

Premiums deferred and uncollected	388	4	384	394	4	390

Deferred income taxes	14,050	10,359	3,691	1,215	128	1,087

Other assets	4,805	464	4,341	8,623	325	8,298

7. Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	449	384	454	390

Total	$449	$384	$454	$390

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. Effective June 1, 2019 all risks on non-participating policies within the below retention limits were ceded to Protective. For business that existed before June 1, 2019, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retained 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retained 100% of the first $250 per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$966

Preferred stock	1

Mortgage loans	197

Cash, cash equivalents, and short-term investments	176

Other invested assets	18

Total cash and invested assets	1,358

Investment income due and accrued	8

Funds held or deposited with reinsured companies	257

Other assets	4

Total admitted assets	$1,627

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$1,217

Liability for deposit-type contracts	446

Interest maintenance reserve	92

Other liabilities	28

Total liabilities	1,783

Capital and surplus:

Unassigned funds	(156)

Total capital and surplus	(156)

Total liabilities, capital and surplus	$1,627

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$1,336

Total income	1,336

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	1,217

Total benefits	1,217

Commissions	183

Interest maintenance reserve reinsurance activity	92

Total benefit and expenses	1,492

Net loss from operations before federal income taxes	$(156)

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company received a capital contribution from parent of $218 million to finance the transaction, as mentioned in Note 11.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines in 2019, excluding the non-admitted deferred tax asset (in millions):

This space has been left blank intentionally

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31, 2019

Admitted assets:

Cash and invested assets:

Bonds	$(558)

Mortgage loans	(11)

Contract loans	(2)

Cash, cash equivalents and short-term investments	(50)

Other invested assets	(3)

Total cash and invested assets	(624)

Investment income due and accrued	(6)

Premiums deferred and uncollected	(2)

Reinsurance recoverable	(1)

Current federal income taxes recoverable	8

Deferred income taxes	(5)

Total admitted assets	$(630)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(641)

Liability for deposit-type contracts	(1)

Life and accident and health policy and contract claims	(2)

Interest maintenance reserve	(5)

Other liabilities	3

Total liabilities	(646)

Capital and surplus:

Gross paid in and contributed surplus	16

Total capital and surplus	16

Total liabilities, capital and surplus	$(630)

Statutory Statements of Operations	December 31,
2019

Income:

Premium income and annuity consideration	$(663)

Commission and expense allowances on reinsurance ceded	3

Total income	(660)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(641)

Total benefits	(641)

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net transfers from separate accounts	4

Interest maintenance reserve release	(22)

Total benefit and expenses	(659)

Net loss from operations before federal income taxes	(1)

Federal income tax benefit	(12)

Net income	$11

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	0.5% to 6.00%

	- Annuity Funds	1.75% to 11.25%

	- Disability	3.00% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980, 2001, and 2017 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality (“IAM”), Annuity 2000, and the 1971 and 1983 Group Annuity Mortality (“GAM”) Table

Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $671,544 and $735,090, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$1,217,254	$—	$1,217,254	38.5%

At book value less current surrender charges of 5% or more	—	—	—	—%

At fair value	—	625,253	625,253	19.8%

Total with adjustment or at market value	1,217,254	625,253	1,842,507	58.2%

At book value without adjustment (minimal or no charge or adjustment)	419,853	—	419,853	13.3%

Not subject to discretionary withdrawal	901,951	—	901,951	28.5%

Total gross	2,539,058	625,253	3,164,311	100.0%

Reinsurance ceded	43,004	—	43,004

Total, net	$2,496,054	$625,253	$3,121,307

	December 31, 2019
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$346	$—	$346	0.1%

At book value less current surrender

charges of 5% or more	—	—	—	—%
At fair value	—	623,677	623,677	45.6%

Total with adjustment or at market value	346	623,677	624,023	45.7%
At book value without adjustment (minimal or no charge or adjustment)	7,484	—	7,484	0.5%

Not subject to discretionary withdrawal	735,038	—	735,038	53.8%

Total gross	742,868	623,677	1,366,545	100.0%

Reinsurance ceded	44,530	—	44,530

Total, net	$698,338	$623,677	$1,322,015

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Term policies with cash value	$—	$67	$83	$—	$—	$—

Universal life	579,542	617,469	626,589	—	—	—

Other permanent cash value life insurance	—	113,452	120,009	—	—	—

Variable universal life	1,009	1,009	1,012	44,800	44,800	44,800

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	19,486	N/A	N/A	—

Accidental death benefits	N/A	N/A	4	N/A	N/A	—

Disability - active lives	N/A	N/A	176	N/A	N/A	—

Disability - disabled lives	N/A	N/A	1,080	N/A	N/A	—

Miscellaneous reserves	N/A	N/A	4,002	N/A	N/A	—

Total gross	580,551	731,997	772,441	44,800	44,800	44,800

Reinsurance ceded	580,551	625,971	657,710	44,800	44,800	44,800

Total, net	$—	$106,026	$114,731	$—	$—	$—

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Term policies with cash value	$—	$88	$109	$—	$—	$—

Universal life	$574,613	$574,410	$583,983	—	—	—

Other permanent cash value life insurance	—	117,024	123,920	—	—	—

Variable universal life	967	967	967	38,799	38,799	38,799

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	23,056	N/A	N/A	—

Accidental death benefits	N/A	N/A	5	N/A	N/A	—

Disability - active lives	N/A	N/A	77	N/A	N/A	—

Disability - disabled lives	N/A	N/A	1,151	N/A	N/A	—

Miscellaneous reserves	N/A	N/A	5,133	N/A	N/A	—

Total gross	575,580	692,489	738,401	38,799	38,799	38,799

Reinsurance ceded	575,580	581,951	619,614	38,799	38,799	38,799

Total, net	$—	$110,538	$118,787	$—	$—	$—

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

10. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company’s separate accounts are considered legally insulated from the general account at December 31, 2020. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $674,708 and $680,648, respectively.

As of December 31, 2020 and 2019, $287,682 and $265,124, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020, $4,985,496 was acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31,
	2020	2019

Premiums, considerations or deposits	$52,090	$70,263

Reserves:

For accounts with assets at:

Fair value	$670,053	$662,476

Total reserves	$670,053	$662,476

By withdrawal characteristics:

At fair value	$670,053	$662,476

Total subject to discretionary withdrawals	$670,053	$662,476

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018
Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$52,090	$70,263	$110,705

Transfers from separate accounts	(125,242)	(205,056)	(150,178)

Net transfers from separate accounts	(73,152)	(134,793)	(39,473)

Reconciling adjustments:

Net transfer of reserves to separate accounts	24,129	65,414	29,330

Net transfers as reported in the Statements of Operations	$(49,023)	$(69,379)	$(10,143)

11. Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2020, 2019 and 2018.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021 without the approval of the Superintendent due to the net loss related to the MassMutual ceding commission in 2020. Dividends are non-cumulative.

In the fourth quarter of 2020, the Company received a capital contribution of $218 million from GWL&A. The proceeds were used to finance the MassMutual transaction.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(144,467)	$25,832

Unrealized gains	715	801

Deferred income taxes	12,812	(12,707)

Non-admitted assets	(10,829)	(457)

Asset valuation reserve	(8,238)	(5,239)

Surplus as regards reinsurance	8,692	8,907

Other	75,132	61,748

Total unassigned funds	$(66,183)	$78,885

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

12. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$15,355	$—	$15,355	$2,180	$—	$2,180	$13,175	$—	$13,175

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	15,355	—	15,355	2,180	—	2,180	13,175	—	13,175

Deferred tax assets non-admitted	(10,817)	458	(10,359)	(130)	2	(128)	(10,687)	456	(10,231)

Net admitted deferred tax asset	4,538	458	4,996	2,050	2	2,052	2,488	456	2,944

Gross deferred tax liabilities	(847)	(458)	(1,305)	(963)	(2)	(965)	116	(456)	(340)

Net admitted deferred tax asset	$3,691	$—	$3,691	$1,087	$—	$1,087	$2,604	$—	$2,604

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

		December 31, 2020			December 31, 2019			Change

		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	3,691	—	3,691	1,087	—	1,087	2,604	—	2,604

	(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,691	—	3,691	1,087	—	1,087	2,604	—	2,604

	(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	27,846	—	—	16,366	—	—	11,480

(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	847	458	1,305	963	2	965	(116)	456	340

	Total deferred tax assets admitted as a results of the application of SSAP No. 101	$4,538	$458	$4,996	$2,050	$2	$2,052	$2,488	$456	$2,944

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	977.99%	1508.68%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$185,640	$112,748

The following table presents the impact of tax planning strategies:

	December 31, 2020		December 31, 2019		Change

	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$15,355	$—	$2,180	$—	$13,175	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$4,538	$458	$2,050	$2	$2,488	$456

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2020	2019	Change

Current income tax (benefit)	$316	$(13,275)	$13,591

Federal income tax (benefit) on net capital gains	1,109	4,709	(3,600)

Total	$1,425	$(8,566)	$9,991

	Year Ended December 31,

	2019	2018	Change

Current income tax (benefit)	$(13,275)	$952	$(14,227)

Federal income tax (benefit) on net capital gains	4,709	(103)	4,812

Total	$(8,566)	$849	$(9,415)

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,

Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$1,599	$1,209	$390

Provision for dividends	378	483	(105)

Compensation and benefit accrual	255	246	9

Receivables - non-admitted	75	68	7

Ceding commission-reinsurance	12,862	—	12,862

Other	186	174	12

Total ordinary gross deferred tax assets	15,355	2,180	13,175

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	15,355	2,180	13,175

Non-admitted ordinary deferred tax assets	(10,817)	(130)	(10,687)

Admitted ordinary deferred tax assets	4,538	2,050	2,488

Capital:

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	458	2	456

Admitted capital deferred tax assets	458	2	456

Total admitted deferred tax assets	$4,996	$2,052	$2,944

Deferred income tax liabilities:

Ordinary:

Investments	$(132)	$(115)	$(17)

Premium receivable	(80)	(82)	2

Policyholder Reserves	(635)	(766)	131

Other	—	—	—

Total ordinary deferred tax liabilities	(847)	(963)	116

Capital:

Investments	(458)	(2)	(456)

Total capital deferred tax liabilities	(458)	(2)	(456)

Total deferred tax liabilities	$(1,305)	$(965)	$(340)

Net admitted deferred income tax asset	$3,691	$1,087	$2,604

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,

	2020	2019	Change

Total deferred income tax assets	$15,355	$2,180	$13,175

Total deferred income tax liabilities	(1,305)	(964)	(341)

Net deferred income tax asset	$14,050	$1,216

Tax effect of unrealized capital gains (losses)			(22)

Change in net deferred income tax			$12,812

	December 31,

	2019	2018	Change

Total deferred income tax assets	$2,180	$15,545	$(13,365)

Total deferred income tax liabilities	(964)	(1,622)	658

Net deferred income tax asset	$1,216	$13,923

Tax effect of unrealized capital gains (losses)			—

Change in net deferred income tax			$(12,707)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31,

	2020	2019	2018

Income tax expense at statutory rate	$(30,272)	$3,368	$(991)

Federal tax rate change	—	—	—

Ceding commission, net of transaction expenses	922	1,106	—

Tax adjustment for interest maintenance reserve	18,323	(4,710)	(260)

Income tax (benefit) on realized capital gain (loss)	1,109	4,868	(57)

Dividend received deduction	(249)	(227)	(236)

Prior year adjustment	(997)	(57)	(152)

Tax credits	(175)	(212)	(136)

Tax effect of non-admitted assets	(30)	31	(12)

Other	(18)	(26)	79

Total	$(11,387)	$4,141	$(1,765)

	2020	2019	2018

Federal income taxes incurred	$1,425	$(8,566)	$848

Change in net deferred income taxes	(12,812)	12,707	(2,613)

Total income tax expense (benefit)	$(11,387)	$4,141	$(1,765)

As of December 31, 2020 the Company had no operating loss carry forwards available for tax purposes.

As of December 31, 2020, the Company utilized foreign tax credit carry forwards of $0.

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

There were no income taxes incurred for years ended December 31, 2020, 2019 and 2018, that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2020 or 2019. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2020 and 2019.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

13. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual participating policies were 100%, (1)% and 8% of total individual premiums earned during the years ended December 31, 2020, 2019 and 2018, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $1,498, $1,938 and $2,132 to its policyholders during the years ended December  31, 2020, 2019 and 2018 respectively.

14. Concentrations

No customer accounted for 10% or more of the Company’s revenues in 2020, 2019 or 2018. In addition, no segment of the Company’s business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 97%, 97% and 96% for the years ended December 31, 2020, 2019 and 2018, respectively.

15. Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company’s financial position, results of operations, or cash flows.

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. No subsequent events have occurred requiring recognition or disclosure in the Company’s statutory financial statements.

47

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$364

Other bonds (unaffiliated)	28,706

Preferred stocks (unaffiliated)	2

Mortgage loans	1,743

Contract loans	680

Cash, cash equivalents and short-term investments	210

Other invested assets	109

Aggregate write-ins for investment income	19

Gross investment income	$31,833

Mortgage loans - Book value:

Commercial mortgages	$238,564

Mortgage loans by standing - Book value:

Good standing	$238,564

Other long-term invested assets - Statement value:	$14,382

Bonds and short-term investments by maturity and designation:

Bonds by maturity - Statement value:

Due within one year or less	$93,461

Over 1 year through 5 years	611,322

Over 5 years through 10 years	871,240

Over 10 years through 20 years	218,151

Over 20 years	97,351

Total by maturity	$1,891,525

Bonds and short-term investments by designation - Statement value:

NAIC 1	$1,131,468

NAIC 2	734,264

NAIC 3	25,793

Total by designation	$1,891,525

Total bonds publicly traded	$973,670

Total bonds privately placed	917,855

Preferred stocks - Statement value	842

Short-term investments - Book value	22,226

Collar, swap and forward agreements open - Statement value	(109)

Life insurance in force:

.	(Continued)

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Ordinary	$197,800

Life insurance policies with disability provisions in-force:

Ordinary	$1,511

Supplementary contracts in-force:

Ordinary - involving life contingencies

Income payable	$—

Annuities:

Ordinary:

Immediate - amount of income payable	$—

Deferred - fully paid account balance	—

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$2,733

Certificates - fully paid account balance	—

Certificates - not fully paid - account balance	—

Accident and health insurance - equivalent premiums in-force:

Other	$19

Deposit funds and dividend accumulations:

Deposit funds - account balance	$—

Dividend accumulations - account balance	1,207

.	(Concluded)

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.

51

Variable Annuity-1 Series Account of

Great-West Life & Annuity

Insurance Company of New York

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 6, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
AB VPS GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS INTERNATIONAL VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS REAL ESTATE INVESTMENT PORTFOLIO	N/A	N/A	For the period January 1, 2019 to April 24, 2019
AB VPS SMALL/MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY DISCIPLINED CORE VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS BOND FUND	December 31, 2020	For the period July 16, 2020 to December 31, 2020	For the period July 16, 2020 to December 31, 2020
AMERICAN FUNDS IS GLOBAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period March 25, 2019 to December 31, 2019
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period February 20, 2019 to December 31, 2019
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON IP MIDCAP STOCK PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 30, 2019 to December 31, 2019
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	December 31, 2020	For the period of November 20, 2020 to December 31, 2020	For the period of November 20, 2020 to December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period December 11, 2020 to December 31, 2020	For the period December 11, 2020 to December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period January 1, 2020 to December 11, 2020	For the period of January 1, 2020 to December 11, 2020 and for the period of February 26, 2019 to December 31, 2019
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP SMID CAP CORE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period February 15, 2019 to December 31, 2019
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CAPITAL GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CORE EQUITY VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

DWS CROCI® U.S. VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS GLOBAL SMALL CAP VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL CAP INDEX VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP VALUE VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED HERMES MANAGED VOLATILITY FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FRANKLIN SMALL CAP VALUE VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	N/A	For the period January 1, 2020 to December 21, 2020	For the period January 1, 2020 to December 21, 2020 and for the year ended December 31, 2019
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period July 9, 2019 to December 31, 2019
GREAT-WEST LIFETIME 2015 FUND	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	N/A	N/A	For the period January 30, 2019 to February 20, 2019
GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 22, 2019 to December 31, 2019
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 14, 2019 to December 31, 2019

GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. GLOBAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. COMSTOCK FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. HIGH YIELD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
IVY VIP INTERNATIONAL CORE EQUITY	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SHORT DURATION INCOME PORTFOLIO	December 31, 2020	For the period July 22, 2020 to December 31, 2020	For the period July 22, 2020 to December 31, 2020
LVIP BARON GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT UTILITIES SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT MID CAP INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER FUND VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER MID CAP VALUE VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL HEALTH CARE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB S&P 500 INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON FOREIGN VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON GLOBAL BOND VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST COMMON STOCK FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST COMMON STOCK FUND CLASS SC	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST SMALL COMPANY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF MID-CAP INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT DISCOVERY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT OMEGA GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT OPPORTUNITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$274,823	$269,009	$65,846	$445,686	$187,269	$158,525
Receivable Dividends and Other	0	-	-	-	-	0
Receivable Units of the Account Sold	-	-	-	-	-	-
Receivable from the General Account

Total assets	274,823	269,009	65,846	445,686	187,269	158,525

LIABILITIES:
Payable on Units of the Account	4	7	2	9	4	1
Other payables	4	7	2	9	4	1
Payable to the General Account

Total liabilities	8	14	4	19	9	2

NET ASSETS	$274,815	268,996	65,842	445,667	187,260	158,524

NET ASSETS REPRESENTED BY:
Accumulation units	$274,815	268,996	65,842	445,667	187,260	158,524

ACCUMULATION UNITS OUTSTANDING	14,097	11,844	7,786	11,881	8,111	6,510

UNIT VALUE (ACCUMULATION)	$19.49	22.71	8.46	37.51	23.09	24.35

(1) Cost of investments:	$239,983	$217,656	$62,311	$354,446	$196,303	$147,406
Shares of investments:	9,486	9,761	4,557	5,781	10,769	1,586

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY DISCIPLINED CORE VALUE FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
					(1)

ASSETS:
Investments at fair value (1)	$2,289,453	$467,552	$17,354	$899,312	$804,204	$339,808
Receivable Dividends and Other	1	-	0	0	0	0
Receivable Units of the Account Sold	-	-	-	-	741	-
Receivable from the General Account

Total assets	2,289,454	467,552	17,354	899,312	804,945	339,808

LIABILITIES:
Payable on Units of the Account	46	9	0	17	12	6
Other payables	46	9	0	17	753	6
Payable to the General Account				63,092

Total liabilities	92	18	1	63,126	764	12

NET ASSETS	2,289,361	467,534	17,353	836,186	804,181	339,795

NET ASSETS REPRESENTED BY:
Accumulation units	2,289,361	467,534	17,353	836,186	804,181	339,795

ACCUMULATION UNITS OUTSTANDING	31,806	11,501	994	43,751	43,889	15,304

UNIT VALUE (ACCUMULATION)	71.98	40.65	17.46	19.11	18.32	22.20

(1) Cost of investments:	$1,945,545	$313,447	$16,035	$761,712	$755,541	$244,848
Shares of investments:	24,510	14,066	1,247	103,014	78,230	24,100

(1)	Fund name changed from American Century Income & Growth Fund to American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BOND FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$	297,035	$	2,979,221	$	45,443	$	185,896	$	160,058	$	5,789
Receivable Dividends and Other		0		-		-		-		-		-
Receivable Units of the Account Sold		-		-		-		-		-		-
Receivable from the General Account

Total assets		297,035		2,979,221		45,443		185,896		160,058		5,789

LIABILITIES:
Payable on Units of the Account		6		50		1		2		2		0
Other payables		6		50		1		2		2		0
Payable to the General Account

Total liabilities		11		100		2		4		4		0

NET ASSETS		297,024		2,979,121		45,441		185,892		160,054		5,789

NET ASSETS REPRESENTED BY:
Accumulation units		297,024		2,979,121		45,441		185,892		160,054		5,789

ACCUMULATION UNITS OUTSTANDING		12,254		135,295		4,340		8,150		11,995		416

UNIT VALUE (ACCUMULATION)		24.24		22.02		10.47		22.81		13.34		13.91

(1) Cost of investments:	$	290,231	$	2,635,476	$	45,209	$	144,914	$	145,173	$	4,723
Shares of investments:		14,440		266,716		3,874		4,516		2,965		246

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$	208,605	$	276,818	$	483,425	$	750,218	$	242,274	$	213,324
Receivable Dividends and Other		-		-		0		0		0		-
Receivable Units of the Account Sold		-		0		0		-		0		-
Receivable from the General Account

Total assets		208,605		276,818		483,425		750,218		242,274		213,324

LIABILITIES:
Payable on Units of the Account		2		7		6		15		4		2
Other payables		2		7		6		15		4		2
Payable to the General Account

Total liabilities		5		14		12		30		8		4

NET ASSETS		208,600		276,804		483,413		750,188		242,265		213,321

NET ASSETS REPRESENTED BY:
Accumulation units		208,600		276,804		483,413		750,188		242,265		213,321

ACCUMULATION UNITS OUTSTANDING		11,555		18,620		29,782		22,425		10,464		13,102

UNIT VALUE (ACCUMULATION)		18.05		14.87		16.23		33.45		23.15		16.28

(1) Cost of investments:	$	149,651	$	232,238	$	451,232	$	605,155	$	197,140	$	190,519
Shares of investments:		6,675		14,203		24,256		15,901		6,790		5,655

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$	68,693	$	95,946	$	12,103	$	1,279,928	$	1,331,918	$	93,065
Receivable Dividends and Other		-		0		-		-		-		0
Receivable Units of the Account Sold		-		-		-		-		-		-
Receivable from the General Account

Total assets		68,693		95,946		12,103		1,279,928		1,331,918		93,065

LIABILITIES:
Payable on Units of the Account		1		1				18		22		2
Other payables		1		1				18		22		2
Payable to the General Account

Total liabilities		1		3				36		44		3

NET ASSETS		68,692		95,944		12,103		1,279,892		1,331,874		93,061

NET ASSETS REPRESENTED BY:
Accumulation units		68,692		95,944		12,103		1,279,892		1,331,874		93,061

ACCUMULATION UNITS OUTSTANDING		4,224		4,186		756		55,792		26,935		2,891

UNIT VALUE (ACCUMULATION)		16.26		22.92		16.02		22.94		49.45		32.19

(1) Cost of investments:	$	58,051	$	77,379	$	11,298	$	792,346	$	938,682	$	104,546
Shares of investments:		2,681		2,621		559		44,581		47,131		5,795

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$	372,776	$	89,929	$	475,634	$	243,638	$	208,053	$	140,062
Receivable Dividends and Other		-		-		0		-		-		-
Receivable Units of the Account Sold		-		-		-		-		-		-
Receivable from the General Account

Total assets		372,776		89,929		475,634		243,638		208,053		140,062

LIABILITIES:
Payable on Units of the Account		6				7		4		2		1
Other payables		6				7		4		2		1
Payable to the General Account

Total liabilities		12				14		8		5		3

NET ASSETS		372,763		89,929		475,619		243,630		208,048		140,060

NET ASSETS REPRESENTED BY:
Accumulation units		372,763		89,929		475,619		243,630		208,048		140,060

ACCUMULATION UNITS OUTSTANDING		24,101		8,836		16,619		9,389		16,345		10,016

UNIT VALUE (ACCUMULATION)		15.47		10.18		28.62		25.95		12.73		13.98

(1) Cost of investments:	$	298,302	$	88,359	$	504,114	$	228,741	$	206,215	$	135,531
Shares of investments:		12,671		4,694		13,924		9,848		7,222		7,608

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP

ASSETS:
Investments at fair value (1)	$1,915,200	$356,626	$84,847	$74,648	$1,221,580	$19,890
Receivable Dividends and Other	0	-	0	0	-	-
Receivable Units of the Account Sold	-	1,311	-	0	-	-
Receivable from the General Account

Total assets	1,915,200	357,938	84,847	74,648	1,221,580	19,890

LIABILITIES:
Payable on Units of the Account	36	5	3	1	19	0
Other payables	36	1,317	3	1	19	0
Payable to the General Account	1,358

Total liabilities	1,431	1,322	5	2	39	1

NET ASSETS	1,913,770	356,615	84,842	74,646	1,221,542	19,890

NET ASSETS REPRESENTED BY:
Accumulation units	1,913,770	356,615	84,842	74,646	1,221,542	19,890

ACCUMULATION UNITS OUTSTANDING	46,872	14,828	4,475	5,823	51,009	1,057

UNIT VALUE (ACCUMULATION)	40.83	24.05	18.96	12.82	23.95	18.81

(1) Cost of investments:	$1,323,663	$324,842	$91,080	$63,367	$1,048,789	$19,954
Shares of investments:	45,212	29,160	6,567	6,273	70,246	1,141

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED HERMES MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST BOND INDEX FUND

ASSETS:
Investments at fair value (1)	$140,065	$2,575,893	$92,861	$597,839	$1,117,097
Receivable Dividends and Other	0	-	0	-	0
Receivable Units of the Account Sold	-	589	-	0	-
Receivable from the General Account		17,962

Total assets	140,065	2,594,445	92,861	597,839	1,117,097

LIABILITIES:
Payable on Units of the Account	3	54	2	9	13
Other payables	3	643	2	9	13
Payable to the General Account

Total liabilities	5	696	4	19	26

NET ASSETS	140,060	2,593,748	92,857	597,820	1,117,071

NET ASSETS REPRESENTED BY:
Accumulation units	140,060	2,593,748	92,857	597,820	1,117,071

ACCUMULATION UNITS OUTSTANDING	6,971	186,114	3,548	31,513	95,830

UNIT VALUE (ACCUMULATION)	20.09	13.94	26.17	18.97	11.66

(1) Cost of investments:	$159,615	$2,520,605	$86,847	$631,264	$1,120,218
Shares of investments:	11,672	230,815	8,373	41,230	73,882

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND

ASSETS:
Investments at fair value (1)	$1,567,668	$152,171	$50,351	$65,666	$48,444	$22,928
Receivable Dividends and Other	-	-	-	-	-	-
Receivable Units of the Account Sold	1,791	-	-	-	-	-
Receivable from the General Account

Total assets	1,569,459	152,171	50,351	65,666	48,444	22,928

LIABILITIES:
Payable on Units of the Account	13	0	1	1	1	0
Other payables	1,804	0	1	1	1	0
Payable to the General Account

Total liabilities	1,817	1	2	2	2	1

NET ASSETS	1,567,642	152,170	50,349	65,664	48,442	22,927

NET ASSETS REPRESENTED BY:
Accumulation units	1,567,642	152,170	50,349	65,664	48,442	22,927

ACCUMULATION UNITS OUTSTANDING	135,628	13,357	4,166	5,394	3,924	1,841

UNIT VALUE (ACCUMULATION)	11.56	11.39	12.09	12.17	12.34	12.45

(1) Cost of investments:	$1,523,113	$151,386	$44,170	$57,709	$41,582	$19,477
Shares of investments:	188,876	12,174	3,409	5,676	3,125	1,920

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND

ASSETS:
Investments at fair value (1)	$	37,816	$	3,099,553	$	104,393	$	1,534,080	$	1,192,828	$	78,030
Receivable Dividends and Other		-		-		-		-		-		-
Receivable Units of the Account Sold		-		4,831		-		-		-		-
Receivable from the General Account

Total assets		37,816		3,104,384		104,393		1,534,080		1,192,828		78,030

LIABILITIES:
Payable on Units of the Account		1		45		2		26		17		1
Other payables		1		4,876		2		26		17		1
Payable to the General Account

Total liabilities		1		4,922		3		52		34		3

NET ASSETS		37,815		3,099,462		104,390		1,534,029		1,192,794		78,027

NET ASSETS REPRESENTED BY:
Accumulation units		37,815		3,099,462		104,390		1,534,029		1,192,794		78,027

ACCUMULATION UNITS OUTSTANDING		2,743		254,988		8,499		129,916		93,432		8,403

UNIT VALUE (ACCUMULATION)		13.79		12.16		12.28		11.81		12.77		9.29

(1) Cost of investments:	$	37,583	$	2,839,219	$	100,603	$	1,345,807	$	1,085,659	$	93,639
Shares of investments:		3,040		438,409		13,664		171,406		81,869		7,185

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. GLOBAL FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND

ASSETS:
Investments at fair value (1)	$	18,891,600	$	74,215	$	1,186,272	$	320,697	$	181,530	$	210,081
Receivable Dividends and Other		-		-		-		-		-		-
Receivable Units of the Account Sold		44,756		-		-		-		-		-
Receivable from the General Account						9,248

Total assets		18,936,356		74,215		1,195,520		320,697		181,530		210,081

LIABILITIES:
Payable on Units of the Account		308		4		23		5		2		6
Other payables		45,064		4		23		5		2		6
Payable to the General Account

Total liabilities		45,372		7		47		10		3		12

NET ASSETS		18,890,984		74,208		1,195,473		320,687		181,526		210,069

NET ASSETS REPRESENTED BY:
Accumulation units		18,890,984		74,208		1,195,473		320,687		181,526		210,069

ACCUMULATION UNITS OUTSTANDING		1,239,346		4,217		32,415		21,074		10,001		8,610

UNIT VALUE (ACCUMULATION)		15.24		17.60		36.88		15.22		18.15		24.40

(1) Cost of investments:	$	16,993,765	$	61,921	$	919,268	$	253,570	$	165,447	$	228,810
Shares of investments:		1,312,828		1,994		22,760		110,205		6,620		13,024

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND

ASSETS:
Investments at fair value (1)	$	129,005	$	539,315	$	134,250	$	528,662	$	114,698	$	115,954
Receivable Dividends and Other		0		-		-		0		0		-
Receivable Units of the Account Sold		-		-		-		-		-		-
Receivable from the General Account

Total assets		129,005		539,315		134,250		528,662		114,698		115,954

LIABILITIES:
Payable on Units of the Account		3		11		2		12		2		2
Other payables		3		11		2		12		2		2
Payable to the General Account

Total liabilities		5		21		4		24		4		4

NET ASSETS		128,999		539,294		134,245		528,638		114,694		115,951

NET ASSETS REPRESENTED BY:
Accumulation units		128,999		539,294		134,245		528,638		114,694		115,951

ACCUMULATION UNITS OUTSTANDING		3,236		25,054		10,503		28,301		4,108		4,962

UNIT VALUE (ACCUMULATION)		39.86		21.53		12.78		18.68		27.92		23.37

(1) Cost of investments:	$	122,937	$	596,451	$	137,669	$	441,298	$	126,249	$	105,484
Shares of investments:		4,239		28,810		25,523		12,433		10,851		5,623

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES

ASSETS:
Investments at fair value (1)	$352,068	$159,766	$311,362	$4,123,714	$2,283,321	$1,518,179
Receivable Dividends and Other	-	-	-	-	0	-
Receivable Units of the Account Sold	-	-	-	614	-	181
Receivable from the General Account

Total assets	352,068	159,766	311,362	4,124,328	2,283,321	1,518,360

LIABILITIES:
Payable on Units of the Account	8	2	5	71	33	33
Other payables	8	2	5	685	33	213
Payable to the General Account

Total liabilities	15	4	11	756	66	246

NET ASSETS	352,053	159,762	311,351	4,123,572	2,283,255	1,518,114

NET ASSETS REPRESENTED BY:
Accumulation units	352,053	159,762	311,351	4,123,572	2,283,255	1,518,114

ACCUMULATION UNITS OUTSTANDING	29,961	14,025	10,064	200,136	171,518	87,559

UNIT VALUE (ACCUMULATION)	11.75	11.39	30.94	20.60	13.31	17.34

(1) Cost of investments:	$197,363	$150,439	$236,965	$3,490,837	$2,073,582	$1,399,675
Shares of investments:	9,633	9,774	7,145	89,452	179,084	108,597

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO

ASSETS:
Investments at fair value (1)	$735,692	$279,801	$489,663	$54,905	$205,893	$444,159
Receivable Dividends and Other	-	-	0	0	0	-
Receivable Units of the Account Sold	0	-	-	-	-	-
Receivable from the General Account	1,916

Total assets	737,608	279,801	489,663	54,906	205,893	444,159

LIABILITIES:
Payable on Units of the Account	13	2	7	1	4	9
Other payables	13	2	7	1	4	9
Payable to the General Account

Total liabilities	27	4	15	2	9	19

NET ASSETS	737,582	279,798	489,648	54,903	205,884	444,140

NET ASSETS REPRESENTED BY:
Accumulation units	737,582	279,798	489,648	54,903	205,884	444,140

ACCUMULATION UNITS OUTSTANDING	26,805	6,937	12,460	1,698	16,918	7,657

UNIT VALUE (ACCUMULATION)	27.52	40.34	39.30	32.33	12.17	58.00

(1) Cost of investments:	$448,554	$208,078	$353,777	$48,524	$157,547	$254,863
Shares of investments:	11,564	13,756	23,886	1,437	5,629	9,000

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LORD ABBETT SHORT DURATION INCOME PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT UTILITIES SERIES	MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$36,908	$912,873	$13,887	$1,736,874	$445,752	$1,432,485
Receivable Dividends and Other	-	0	-	-	0	0
Receivable Units of the Account Sold	-	-	-	-	-	-
Receivable from the General Account				8,007

Total assets	36,908	912,873	13,887	1,744,881	445,752	1,432,485

LIABILITIES:
Payable on Units of the Account	1	15	0	30	8	27
Other payables	1	15	0	30	8	27
Payable to the General Account

Total liabilities	1	30	1	60	17	54

NET ASSETS	36,906	912,842	13,887	1,744,820	445,736	1,432,431

NET ASSETS REPRESENTED BY:
Accumulation units	36,906	912,842	13,887	1,744,820	445,736	1,432,431

ACCUMULATION UNITS OUTSTANDING	2,181	59,326	1,317	31,158	24,239	51,487

UNIT VALUE (ACCUMULATION)	16.92	15.39	10.55	56.00	18.39	27.82

(1) Cost of investments:	$33,006	$885,658	$13,953	$1,070,794	$394,552	$1,119,146
Shares of investments:	1,531	43,203	970	22,009	12,850	41,557

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT III MID CAP VALUE PORTFOLIO	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO

ASSETS:
Investments at fair value (1)	$236,735	$487,864	$736	$1,141,704	$127,607	$101,637
Receivable Dividends and Other	-	-	-	-	-	-
Receivable Units of the Account Sold	-	-	-	-	1	-
Receivable from the General Account

Total assets	236,735	487,864	736	1,141,704	127,608	101,637

LIABILITIES:
Payable on Units of the Account	3	10	0	17	2	1
Other payables	3	10	0	17	1	1
Payable to the General Account				961

Total liabilities	6	20	0	995	2	3

NET ASSETS	236,730	487,844	736	1,140,708	127,606	101,635

NET ASSETS REPRESENTED BY:
Accumulation units	236,730	487,844	736	1,140,708	127,606	101,635

ACCUMULATION UNITS OUTSTANDING	18,212	10,767	40	44,220	21,002	8,544

UNIT VALUE (ACCUMULATION)	13.00	45.31	18.34	25.80	6.08	11.89

(1) Cost of investments:	$237,420	$526,433	$726	$1,132,236	$138,226	$99,172
Shares of investments:	27,559	28,480	41	50,429	21,092	7,562

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,885,511	$3,301,058	$231,128	$4,814,540	$711,267	$128,208
Receivable Dividends and Other	0	0	-	0	0	0
Receivable Units of the Account Sold	-	-	-	353	-	-
Receivable from the General Account				7,505

Total assets	1,885,512	3,301,058	231,128	4,822,398	711,267	128,208

LIABILITIES:
Payable on Units of the Account	30	66	3	95	11	3
Other payables	30	66	3	448	11	3
Payable to the General Account

Total liabilities	61	133	6	542	22	5

NET ASSETS	1,885,451	3,300,925	231,122	4,821,856	711,245	128,202

NET ASSETS REPRESENTED BY:
Accumulation units	1,885,451	3,300,925	231,122	4,821,856	711,245	128,202

ACCUMULATION UNITS OUTSTANDING	115,766	263,142	19,652	311,490	25,738	6,452

UNIT VALUE (ACCUMULATION)	16.29	12.54	11.76	15.48	27.63	19.87

(1) Cost of investments:	$1,837,529	$3,281,776	$207,740	$4,546,400	$593,730	$129,557
Shares of investments:	235,395	318,021	16,604	415,405	42,262	7,227

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

ASSETS:
Investments at fair value (1)	$274,703	$178,380	$18,527	$756,655	$172,201	$530,059
Receivable Dividends and Other	0	-	-	-	-	-
Receivable Units of the Account Sold	0	-	-	0	-	-
Receivable from the General Account

Total assets	274,703	178,380	18,527	756,655	172,201	530,059

LIABILITIES:
Payable on Units of the Account	5	4	0	11	3	9
Other payables	5	4	0	11	3	9
Payable to the General Account	1,275

Total liabilities	1,285	7	1	22	6	17

NET ASSETS	273,419	178,373	18,526	756,633	172,194	530,042

NET ASSETS REPRESENTED BY:
Accumulation units	273,419	178,373	18,526	756,633	172,194	530,042

ACCUMULATION UNITS OUTSTANDING	6,110	4,841	1,815	35,258	11,763	21,999

UNIT VALUE (ACCUMULATION)	44.75	36.85	10.21	21.46	14.64	24.09

(1) Cost of investments:	$206,932	$78,831	$23,511	$681,590	$154,694	$466,370
Shares of investments:	7,322	2,236	707	29,661	9,456	30,692

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI- CAP CORE FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS:
Investments at fair value (1)	$442,319	$	65,344	$	606,337	$	167,018	$	99,861	$	9,468,538
Receivable Dividends and Other	0		0		-		0		-		-
Receivable Units of the Account Sold	-		-		-		0		-		643
Receivable from the General Account

Total assets	442,319		65,344		606,337		167,018		99,861		9,469,181

LIABILITIES:
Payable on Units of the Account	7		1		13		2		2		232
Other payables	7		1		13		2		2		876
Payable to the General Account											54,249

Total liabilities	13		2		26		4		5		55,357

NET ASSETS	442,305		65,342		606,311		167,015		99,856		9,413,824

NET ASSETS REPRESENTED BY:
Accumulation units	442,305		65,342		606,311		167,015		99,856		9,413,824

ACCUMULATION UNITS OUTSTANDING	36,510		5,712		53,699		8,243		4,317		829,143

UNIT VALUE (ACCUMULATION)	12.11		11.44		11.29		20.26		23.13		11.35

(1) Cost of investments:	$432,338	$	62,570	$	635,275	$	132,672	$	112,514	$	9,468,629
Shares of investments:	38,131		6,313		67,147		7,714		13,774		9,468,538

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND

ASSETS:
Investments at fair value (1)	$22,768,860	$	98,887	$	612,189	$	41,875	$	158,882	$	316,908
Receivable Dividends and Other	0		-		-		0		0		-
Receivable Units of the Account Sold	895		-		-		-		-		-
Receivable from the General Account	27,479

Total assets	22,797,235		98,887		612,189		41,875		158,882		316,908

LIABILITIES:
Payable on Units of the Account	403		2		9		4		3		5
Other payables	1,299		2		9		4		3		5
Payable to the General Account

Total liabilities	1,702		3		19		7		5		9

NET ASSETS	22,795,533		98,884		612,170		41,868		158,877		316,899

NET ASSETS REPRESENTED BY:
Accumulation units	22,795,533		98,884		612,170		41,868		158,877		316,899

ACCUMULATION UNITS OUTSTANDING	761,617		7,635		44,021		2,817		15,085		33,511

UNIT VALUE (ACCUMULATION)	29.93		12.95		13.91		14.86		10.53		9.46

(1) Cost of investments:	$15,180,430	$	93,686	$	531,746	$	36,213	$	159,402	$	368,002
Shares of investments:	410,916		7,043		39,043		2,390		11,964		22,931

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES		TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC		TOUCHSTONE VST SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

ASSETS:
Investments at fair value (1)	$35,443	$	1,010,536	$	313,346	$	318,494	$	160,575	$	317,845
Receivable Dividends and Other	-		-		-		0		0		-
Receivable Units of the Account Sold	0		173		-		-		-		-
Receivable from the General Account

Total assets	35,444		1,010,709		313,346		318,494		160,575		317,845

LIABILITIES:
Payable on Units of the Account	0		23		4		9		3		4
Other payables			196		4		9		3		4
Payable to the General Account

Total liabilities	0		219		9		18		5		7

NET ASSETS	35,443		1,010,489		313,338		318,476		160,570		317,838

NET ASSETS REPRESENTED BY:
Accumulation units	35,443		1,010,489		313,338		318,476		160,570		317,838

ACCUMULATION UNITS OUTSTANDING	3,325		72,238		8,119		7,372		4,283		12,307

UNIT VALUE (ACCUMULATION)	10.66		13.99		38.59		43.20		37.49		25.83

(1) Cost of investments:	$32,020	$	913,470	$	294,389	$	236,261	$	149,318	$	259,652
Shares of investments:	2,321		93,482		28,460		29,007		10,221		5,207

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$293,832	$	677,620	$	237,172	$	514,995	$	237,725	$	396,485
Receivable Dividends and Other	0		-		0		0		0		0
Receivable Units of the Account Sold	-		-		-		-		-		-
Receivable from the General Account

Total assets	293,832		677,620		237,172		514,995		237,725		396,485

LIABILITIES:
Payable on Units of the Account	4		43		15		7		19		32
Other payables	4		43		15		7		19		32
Payable to the General Account

Total liabilities	9		86		30		13		38		64

NET ASSETS	293,823		677,534		237,142		514,981		237,686		396,421

NET ASSETS REPRESENTED BY:
Accumulation units	293,823		677,534		237,142		514,981		237,686		396,421

ACCUMULATION UNITS OUTSTANDING	11,652		29,453		14,876		26,925		16,274		18,740

UNIT VALUE (ACCUMULATION)	25.22		23.00		15.94		19.13		14.61		21.15

(1) Cost of investments:	$238,805	$	583,620	$	232,412	$	445,283	$	231,164	$	340,766
Shares of investments:	5,070		14,988		17,261		19,984		19,125		16,190

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND

ASSETS:
Investments at fair value (1)	$109,908	$	299,314	$	262,955	$	138,048	$	180,713
Receivable Dividends and Other	-		-		0		-		-
Receivable Units of the Account Sold	0		-		-		-		-
Receivable from the General Account			38,764

Total assets	109,908		338,078		262,955		138,048		180,713

LIABILITIES:
Payable on Units of the Account	2		4		3		3		4
Other payables	2		4		3		3		4
Payable to the General Account

Total liabilities	4		7		6		5		7

NET ASSETS	109,904		338,071		262,950		138,043		180,706

NET ASSETS REPRESENTED BY:
Accumulation units	109,904		338,071		262,950		138,043		180,706

ACCUMULATION UNITS OUTSTANDING	10,125		22,398		6,663		4,975		5,523

UNIT VALUE (ACCUMULATION)	10.85		15.09		39.46		27.75		32.72

(1) Cost of investments:	$88,049	$	279,404	$	187,814	$	92,570	$	155,257
Shares of investments:	5,100		33,897		5,396		3,414		6,099

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS LARGE CAP GROWTH PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO		ALGER CAPITAL APPRECIATION PORTFOLIO
INVESTMENT INCOME:
Dividends	$	3,096	$	3,249	$	1,102	$	(0)	$	2,638	$	0

EXPENSES:
Mortality and expense risk		1,052		1,546		359		1,580		1,402		396

NET INVESTMENT INCOME (LOSS)		2,044		1,703		743		(1,580)		1,236		(396)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(1,664)		2,723		(1,605)		246		(54,515)		3,175
Realized gain distributions		10,265		20,551		-		23,408		12,077		20,287

Net realized gain (loss) on investments		8,601		23,274		(1,605)		23,654		(42,438)		23,462

Change in net unrealized appreciation (depreciation) on investments		9,827		22,443		1,439		79,453		31,014		8,160

Net realized and unrealized gain (loss) on investments		18,428		45,717		(166)		103,107		(11,424)		31,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	20,472	$	47,420	$	577	$	101,527	$	(10,187)	$	31,225

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY DISCIPLINED CORE VALUE FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
										(1)
INVESTMENT INCOME:
Dividends	$	3,251	$	0	$	1,934	$	9,353	$	12,929	$	1,226

EXPENSES:
Mortality and expense risk		11,605		2,289		68		4,543		2,467		1,474

NET INVESTMENT INCOME (LOSS)		(8,354)		(2,289)		1,866		4,810		10,462		(247)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		371,810		(4,691)		(24)		32,783		(4,798)		97
Realized gain distributions		290,544		50,474		266		26,079		30,632		3,698

Net realized gain (loss) on investments		662,353		45,783		241		58,863		25,834		3,795

Change in net unrealized appreciation (depreciation) on investments		265,126		132,686		(695)		15,230		43,348		61,811

Net realized and unrealized gain (loss) on investments		927,480		178,469		(454)		74,092		69,182		65,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	919,126	$	176,181	$	1,412	$	78,902	$	79,644	$	65,359

(1) Fund name changed from American Century Income & Growth Fund to American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BOND FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND
						(1)
INVESTMENT INCOME:
Dividends	$	4,635	$	60,916	$	739	$	921	$	1,528	$	32

EXPENSES:
Mortality and expense risk		1,449		13,755		63		555		475		17

NET INVESTMENT INCOME (LOSS)		3,186		47,162		676		366		1,053		15

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(4,884)		1,966		(71)		5,164		(202)		(6)
Realized gain distributions		-		66,940		-		4,203		3,074		-

Net realized gain (loss) on investments		(4,884)		68,906		(71)		9,366		2,872		(6)

Change in net unrealized appreciation (depreciation) on investments		(726)		(95,875)		233		30,693		11,096		676

Net realized and unrealized gain (loss) on investments		(5,610)		(26,969)		163		40,059		13,969		670

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(2,424)	$	20,192	$	839	$	40,426	$	15,022	$	685

(1) For the period of July 16, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
INVESTMENT INCOME:
Dividends	$	128	$	3,180	$	3,357	$	5,789	$	1,879	$	11

EXPENSES:
Mortality and expense risk		651		1,917		1,594		4,308		1,512		336

NET INVESTMENT INCOME (LOSS)		(524)		1,264		1,763		1,481		367		(325)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		2,613		21,232		(3,698)		(23,969)		6,837		(198)
Realized gain distributions		1,884		14,759		-		63,555		20,232		7,128

Net realized gain (loss) on investments		4,497		35,991		(3,698)		39,586		27,069		6,930

Change in net unrealized appreciation (depreciation) on investments		53,323		25,890		34,922		108,982		23,111		22,317

Net realized and unrealized gain (loss) on investments		57,820		61,880		31,224		148,568		50,180		29,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	57,296	$	63,144	$	32,987	$	150,049	$	50,547	$	28,922

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
						(1)
INVESTMENT INCOME:
Dividends	$	162	$	0	$	0	$	0	$	(0)	$	244

EXPENSES:
Mortality and expense risk		178		314		0		4,479		4,833		445

NET INVESTMENT INCOME (LOSS)		(16)		(314)				(4,479)		(4,833)		(200)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		221		(238)		(9)		18,018		(16,533)		(479)
Realized gain distributions		546		6,416		-		-		80,104		3,139

Net realized gain (loss) on investments		767		6,179		(9)		18,018		63,571		2,661

Change in net unrealized appreciation (depreciation) on investments		6,528		21,627		805		314,625		295,651		4,166

Net realized and unrealized gain (loss) on investments		7,295		27,806		796		332,643		359,222		6,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	7,279	$	27,491	$	796	$	328,164	$	354,389	$	6,626

(1) For the period of November 20, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES
				(1)		(2)
INVESTMENT INCOME:
Dividends	$	2,666	$	0	$	1,947	$	5,344	$	1,189	$	3,376

EXPENSES:
Mortality and expense risk		1,629		0		239		2,281		1,183		655

NET INVESTMENT INCOME (LOSS)		1,037				1,707		3,063		6		2,721

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		16,544		(25)		(1,137)		(10,460)		(27,857)		(899)
Realized gain distributions		6,177		-		3,665		23,183		5,078		7,796

Net realized gain (loss) on investments		22,721		(25)		2,527		12,723		(22,779)		6,897

Change in net unrealized appreciation (depreciation) on investments		51,984		1,570		(752)		(39,017)		33,156		(8,002)

Net realized and unrealized gain (loss) on investments		74,705		1,545		1,775		(26,294)		10,377		(1,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	75,742	$	1,545	$	3,483	$	(23,231)	$	10,383	$	1,616

(1) For the period of December 11, 2020 to December 31, 2020.

(2) For the period of January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DWS CAPITAL GROWTH VIP		DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP		DWS SMALL CAP INDEX VIP

INVESTMENT INCOME:
Dividends	$2,141	$	7,088	$	3,741	$	1,915	$	474	$	12,966

EXPENSES:
Mortality and expense risk	447		8,422		1,291		557		280		5,901

NET INVESTMENT INCOME (LOSS)	1,694		(1,334)		2,451		1,358		195		7,065

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(915)		38,622		(5,597)		(3,000)		(134)		(25,135)
Realized gain distributions	-		96,342		12,657		4,333		-		119,991

Net realized gain (loss) on investments	(915)		134,963		7,059		1,333		(134)		94,857

Change in net unrealized appreciation (depreciation) on investments	5,809		368,687		30,339		(18,251)		10,567		160,371

Net realized and unrealized gain (loss) on investments	4,894		503,650		37,398		(16,918)		10,434		255,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,588	$	502,316	$	39,849	$	(15,560)	$	10,628	$	262,293

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND		GREAT-WEST AGGRESSIVE PROFILE FUND
											(1)

INVESTMENT INCOME:
Dividends	$7	$	1,675	$	63,020	$	2,207	$	7,412	$	502

EXPENSES:
Mortality and expense risk	67		705		15,424		557		2,587		447

NET INVESTMENT INCOME (LOSS)	(61)		970		47,597		1,650		4,825		55

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(69)		(1,752)		33,530		3,064		(29,149)		20,201
Realized gain distributions	223		9,733		-		-		31,526		-

Net realized gain (loss) on investments	154		7,981		33,530		3,064		2,377		20,201

Change in net unrealized appreciation (depreciation) on investments	4,188		(12,415)		27,279		(4,586)		29,826		(4,168)

Net realized and unrealized gain (loss) on investments	4,342		(4,433)		60,809		(1,522)		32,202		16,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,281	$	(3,463)	$	108,406	$	128	$	37,027	$	16,089

(1) For the period of January 1, 2020 to December 21, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND
				(1)	(1)	(1)

INVESTMENT INCOME:
Dividends	$14,889	$19,551	$2,231	$821	$1,188	$819

EXPENSES:
Mortality and expense risk	3,996	3,648	69	122	158	115

NET INVESTMENT INCOME (LOSS)	10,893	15,903	2,162	699	1,030	705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	66,226	(5,164)	(70)	(62)	(79)	(57)
Realized gain distributions	14,894	4,472	692	791	1,803	1,245

Net realized gain (loss) on investments	81,120	(692)	621	728	1,724	1,188

Change in net unrealized appreciation (depreciation) on investments	(33,869)	71,903	232	6,181	7,957	6,862

Net realized and unrealized gain (loss) on investments	47,251	71,210	853	6,910	9,681	8,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,144	$87,114	$3,015	$7,608	$10,711	$8,754

	(1) For the period of May 6, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI- SECTOR BOND FUND
	(1)

INVESTMENT INCOME:
Dividends	$415	$256	$45,646	$1,873	$17,726	$35,607

EXPENSES:
Mortality and expense risk	53	140	11,909	445	5,665	4,116

NET INVESTMENT INCOME (LOSS)	362	116	33,737	1,428	12,061	31,491

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(25)	(689)	(15,589)	(195)	402	2,227
Realized gain distributions	822	20	55,191	6,549	18,815	6,043

Net realized gain (loss) on investments	797	(669)	39,602	6,355	19,218	8,269

Change in net unrealized appreciation (depreciation) on investments	3,451	918	257,754	2,602	188,905	61,459

Net realized and unrealized gain (loss) on investments	4,248	249	297,356	8,956	208,123	69,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,610	$365	$331,093	$10,385	$220,184	$101,220

(1) For the period of May 6, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO OPPENHEIMER V.I. GLOBAL FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND

INVESTMENT INCOME:
Dividends	$1,222	$359,805	$2	$6,920	$2,589	$518

EXPENSES:
Mortality and expense risk	360	81,274	935	5,911	1,224	386

NET INVESTMENT INCOME (LOSS)	862	278,531	(932)	1,009	1,366	132

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(247)	(11,788)	33,329	1,592	3,330	(424)
Realized gain distributions	-	680,892	2,429	36,056	3,825	1,174

Net realized gain (loss) on investments	(247)	669,104	35,759	37,649	7,155	750

Change in net unrealized appreciation (depreciation) on investments	(11,425)	1,263,556	(6,405)	237,243	44,826	21,332

Net realized and unrealized gain (loss) on investments	(11,672)	1,932,660	29,354	274,892	51,981	22,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,810)	$2,211,190	$28,422	$275,901	$53,347	$22,214

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND

INVESTMENT INCOME:
Dividends	$4,897	$1,547	$11,225	$7,522	$11,003	$589

EXPENSES:
Mortality and expense risk	1,771	698	3,016	585	2,861	401

NET INVESTMENT INCOME (LOSS)	3,125	849	8,209	6,937	8,142	188

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(47,914)	(69)	(53,962)	(323)	(5,884)	(254)
Realized gain distributions	5,372	26,693	8,264	-	10,600	16,664

Net realized gain (loss) on investments	(42,542)	26,625	(45,698)	(323)	4,717	16,410

Change in net unrealized appreciation (depreciation) on investments	12,649	(12,747)	10,513	(3,118)	40,303	(8,794)

Net realized and unrealized gain (loss) on investments	(29,893)	13,878	(35,185)	(3,441)	45,019	7,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,768)	$14,727	$(26,976)	$3,496	$53,161	$7,804

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
INVESTMENT INCOME:
Dividends	$	324	$	(0)	$	13,838	$	6,051	$	87,144	$	64,498
EXPENSES:
Mortality and expense risk		467		1,750		2,150		1,404		18,104		8,940

NET INVESTMENT INCOME (LOSS)		(142)		(1,750)		11,687		4,647		69,040		55,558

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(251)		12,334		(43,082)		(7)		456,755		4,650
Realized gain distributions		8,079		27,365		107		2,249		33,615		-

Net realized gain (loss) on investments		7,828		39,700		(42,974)		2,242		490,370		4,650

Change in net unrealized appreciation (depreciation) on investments		16,469		76,506		20,143		26,839		(5,737)		148,508

Net realized and unrealized gain (loss) on investments		24,297		116,206		(22,831)		29,080		484,633		153,158

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	24,154	$	114,456	$	(11,144)	$	33,727	$	553,674	$	208,716

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES		JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
INVESTMENT INCOME:
Dividends	$	36,826	$	4,835	$	4	$	8	$	616	$	2,124
EXPENSES:
Mortality and expense risk		9,732		3,301		751		1,443		276		1,053

NET INVESTMENT INCOME (LOSS)		27,094		1,534		(747)		(1,435)		340		1,071

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,394		21,177		1,226		5,208		(242)		2,796
Realized gain distributions		-		29,191		11,207		23,455		-		-

Net realized gain (loss) on investments		1,394		50,368		12,433		28,663		(242)		2,796

Change in net unrealized appreciation (depreciation) on investments		106,452		64,709		56,425		110,324		7,138		25,130

Net realized and unrealized gain (loss) on investments		107,846		115,077		68,858		138,987		6,896		27,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	134,940	$	116,611	$	68,111	$	137,552	$	7,236	$	28,997

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT UTILITIES SERIES
								(1)
INVESTMENT INCOME:
Dividends	$	2,000	$	274	$	20,682	$	374	$	(0)	$	9,569
EXPENSES:
Mortality and expense risk		2,259		166		4,369		30		7,957		2,277

NET INVESTMENT INCOME (LOSS)		(259)		108		16,313		344		(7,957)		7,292

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		3,920		(145)		5,571		(23)		125,731		1,714
Realized gain distributions		29,151		1,805		-		-		28,248		11,322

Net realized gain (loss) on investments		33,071		1,660		5,571		(23)		153,979		13,036

Change in net unrealized appreciation (depreciation) on investments		74,477		2,350		(27,418)		(65)		274,296		327

Net realized and unrealized gain (loss) on investments		107,548		4,010		(21,847)		(89)		428,275		13,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	107,289	$	4,118	$	(5,534)	$	255	$	420,318	$	20,655

		(1) For the period of July 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
INVESTMENT INCOME:
Dividends	$	10,421	$	2,548	$	12,780	$	4	$	$8,711	$	7,136
EXPENSES:
Mortality and expense risk		7,267		762		3,043		16		4,914		457

NET INVESTMENT INCOME (LOSS)		3,154		1,786		9,737		(11)		3,797		6,679

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		62,405		(2,103)		28,233		2,089		(70,547)		(2,983)
Realized gain distributions		27,263		8,629		12,688		-		43,468		-

Net realized gain (loss) on investments		89,668		6,526		40,921		2,089		(27,079)		(2,983)

Change in net unrealized appreciation (depreciation) on investments		119,257		(1,589)		(156,233)		(2,773)		108,089		(1,577)

Net realized and unrealized gain (loss) on investments		208,925		4,937		(115,313)		(684)		81,011		(4,559)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	212,079	$	6,723	$	(105,576)	$	(695)	$	84,808	$	2,120

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,282	$85,524	$39,193	$2,907	$103,254	$4,417

EXPENSES:
Mortality and expense risk	333	8,333	18,415	891	26,767	2,864

NET INVESTMENT INCOME (LOSS)	3,949	77,191	20,778	2,016	76,487	1,553

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(125)	(6,221)	(24,069)	(197)	32,604	(6,969)
Realized gain distributions	-	-	-	-	56,195	48,289

Net realized gain (loss) on investments	(125)	(6,221)	(24,069)	(197)	88,798	41,320

Change in net unrealized appreciation (depreciation) on investments	1,670	17,602	73,812	18,800	212,076	91,884

Net realized and unrealized gain (loss) on investments	1,545	11,381	49,743	18,604	300,875	133,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,494	$88,571	$70,521	$20,619	$377,361	$134,757

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND

INVESTMENT INCOME:
Dividends	$892	$0	$0	$0	$12,318	$3,217

EXPENSES:
Mortality and expense risk	680	1,109	903	90	3,313	825

NET INVESTMENT INCOME (LOSS)	212	(1,109)	(903)	(90)	9,005	2,392

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(11,555)	2,633	19,424	(108)	22,175	(328)
Realized gain distributions	3,034	14,390	-	-	49,595	2,902

Net realized gain (loss) on investments	(8,522)	17,023	19,424	(108)	71,770	2,574

Change in net unrealized appreciation (depreciation) on investments	(1,591)	54,850	20,159	2,015	(57,656)	13,162

Net realized and unrealized gain (loss) on investments	(10,113)	71,873	39,583	1,907	14,114	15,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,900)	$70,764	$38,680	$1,817	$23,119	$18,128

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI- CAP CORE FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,957	$19,948	$1,839	$61,827	$665	$731

EXPENSES:
Mortality and expense risk	2,430	1,743	223	3,430	402	438

NET INVESTMENT INCOME (LOSS)	(473)	18,205	1,616	58,397	263	292

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(31,780)	116	(817)	(10,184)	2,765	(6,523)
Realized gain distributions	36,877	3,530	975	-	2,265	1,557

Net realized gain (loss) on investments	5,097	3,646	158	(10,184)	5,031	(4,966)

Change in net unrealized appreciation (depreciation) on investments	55,500	(1,132)	2,705	(64,779)	22,438	5,176

Net realized and unrealized gain (loss) on investments	60,597	2,514	2,864	(74,963)	27,469	210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,124	$20,719	$4,479	$(16,567)	$27,732	$502

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO	TEMPLETON FOREIGN VIP FUND

INVESTMENT INCOME:
Dividends	$26,934	$223,024	$1,862	$11,201	$4,026	$4,682

EXPENSES:
Mortality and expense risk	53,791	105,885	517	3,674	1,343	761

NET INVESTMENT INCOME (LOSS)	(26,857)	117,139	1,345	7,526	2,684	3,921

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(17,354)	1,305,043	(10,527)	(638)	23,406	1,714
Realized gain distributions	-	35,434	205	1,486	1,929	-

Net realized gain (loss) on investments	(17,354)	1,340,477	(10,322)	848	25,336	1,714

Change in net unrealized appreciation (depreciation) on investments	(91)	1,908,531	(3,345)	42,968	(8,077)	(8,879)

Net realized and unrealized gain (loss) on investments	(17,446)	3,249,008	(13,667)	43,816	17,259	(7,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,303)	$3,366,147	$(12,322)	$51,342	$19,942	$(3,244)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	TOUCHSTONE VST BOND FUND	TOUCHSTONE VST COMMON STOCK FUND	TOUCHSTONE VST COMMON STOCK FUND CLASS SC	TOUCHSTONE VST SMALL COMPANY FUND

INVESTMENT INCOME:
Dividends	$24,437	$777	$16,809	$1,684	$1,716	$202

EXPENSES:
Mortality and expense risk	1,283	165	6,243	1,149	2,107	716

NET INVESTMENT INCOME (LOSS)	23,154	612	10,566	535	(390)	(515)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,501)	895	12,432	(29,210)	23,887	(6,300)
Realized gain distributions	-	210	-	6,717	8,839	5,453

Net realized gain (loss) on investments	(1,501)	1,104	12,432	(22,493)	32,726	(848)

Change in net unrealized appreciation (depreciation) on investments	(39,024)	(3,335)	68,670	52,658	48,081	24,822

Net realized and unrealized gain (loss) on investments	(40,525)	(2,230)	81,102	30,165	80,808	23,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,371)	$(1,618)	$91,668	$30,699	$80,417	$23,460

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID- CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$0	$5,713	$3,225	$8,125	$7,178

EXPENSES:
Mortality and expense risk	948	834	1,807	650	2,401	1,087

NET INVESTMENT INCOME (LOSS)	(948)	(834)	3,906	2,575	5,725	6,090

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	515	(203)	1,770	(548)	51,563	(6,469)
Realized gain distributions	17,423	16,473	12,164	20,864	30,423	4,514

Net realized gain (loss) on investments	17,938	16,270	13,934	20,316	81,987	(1,955)

Change in net unrealized appreciation (depreciation) on investments	45,919	45,073	64,072	671	42,835	(17,819)

Net realized and unrealized gain (loss) on investments	63,858	61,343	78,006	20,987	124,821	(19,774)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,910	$60,509	$81,911	$23,562	$130,546	$(13,683)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	WELLS FARGO VT DISCOVERY FUND	WELLS FARGO VT OMEGA GROWTH FUND	WELLS FARGO VT OPPORTUNITY FUND

INVESTMENT INCOME:
Dividends	$2,010	$641	$11,068	$0	$0	$663

EXPENSES:
Mortality and expense risk	1,267	440	1,071	829	592	935

NET INVESTMENT INCOME (LOSS)	743	200	9,997	(829)	(592)	(271)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(187)	(22,805)	(4,853)	(181)	1,251	(697)
Realized gain distributions	29,052	-	-	9,677	8,727	11,468

Net realized gain (loss) on investments	28,865	(22,805)	(4,853)	9,496	9,977	10,771

Change in net unrealized appreciation (depreciation) on investments	47,505	43,838	14,673	71,107	32,645	18,462

Net realized and unrealized gain (loss) on investments	76,370	21,033	9,820	80,603	42,622	29,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,114	$21,233	$19,817	$79,774	$42,030	$28,961

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,044	$885	$1,703	$(787)	$743	$83
Net realized gain (loss) on investments	8,601	17,423	23,274	21,689	(1,605)	(490)
Change in net unrealized appreciation (depreciation) on investments	9,827	14,829	22,443	50,506	1,439	13,180

Increase (decrease) in net assets resulting from operations	20,472	33,137	47,420	71,408	577	12,773

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(8,950)	(2,051)	(72,811)	(52,199)	(76)	(2,803)
Net transfers	87,710	-	(11,854)	(9,326)	(24,964)	(1,902)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	1,335	-	-

Increase (decrease) in net assets resulting from contract transactions	78,760	(2,051)	(84,665)	(60,190)	(25,040)	(4,705)

Total increase (decrease) in net assets	99,232	31,086	(37,245)	11,218	(24,463)	8,068

NET ASSETS:
Beginning of period	175,583	144,497	306,241	295,023	90,305	82,237

End of period	$274,815	$175,583	$268,996	$306,241	$65,842	$90,305

CHANGES IN UNITS OUTSTANDING:
Units issued	7,559	-	-	1,143	-	-
Units redeemed	(2,545)	(136)	(5,250)	(4,678)	(2,930)	(654)

Net increase (decrease)	5,014	(136)	(5,250)	(3,535)	(2,930)	(654)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AB VPS LARGE CAP GROWTH PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2020	2019	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,580)	$(1,625)	$7,376	$1,236	$(600)
Net realized gain (loss) on investments	23,654	64,941	(1,442)	(42,438)	28,713
Change in net unrealized appreciation (depreciation) on investments	79,453	(1,385)	23,574	31,014	27,488

Increase (decrease) in net assets resulting from operations	101,527	61,931	29,508	(10,187)	55,601

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	8,408	-	6,822	-
Transfers for contract benefits and terminations	(3,962)	(435)	(236,102)	(49,239)	(9,797)
Net transfers	103,866	8,656	(2,619)	(78,971)	(33,134)
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-			-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	99,903	16,629	(238,721)	(121,388)	(42,931)

Total increase (decrease) in net assets	201,430	78,560	(209,213)	(131,576)	12,670

NET ASSETS:
Beginning of period	244,237	165,677	209,213	318,836	306,166

End of period	$445,667	$244,237	$-	$187,260	$318,836

CHANGES IN UNITS OUTSTANDING:
Units issued	3,604	1,039	23	893	472
Units redeemed	(99)	(291)	(14,426)	(8,390)	(2,413)

Net increase (decrease)	3,505	748	(14,403)	(7,497)	(1,941)

	(1) For the period of January 1, 2019 to April 24, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(396)	$(272)	$(8,354)	$(12,237)	$(2,289)	$(2,377)
Net realized gain (loss) on investments	23,462	7,076	662,353	25,845	45,783	39,988
Change in net unrealized appreciation (depreciation) on investments	8,160	8,889	265,126	321,315	132,686	39,552

Increase (decrease) in net assets resulting from operations	31,225	15,693	919,126	334,923	176,181	77,163

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	43	-	-
Transfers for contract benefits and terminations	(1,783)	(1,836)	(20,479)	(21,665)	(6,340)	(30,423)
Net transfers	69,799	(3,840)	(204,449)	(42,173)	123	(23,320)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	68,016	(5,676)	(224,927)	(63,795)	(6,218)	(53,743)

Total increase (decrease) in net assets	99,242	10,017	694,198	271,128	169,963	23,420

NET ASSETS:
Beginning of period	59,282	49,265	1,595,163	1,324,035	297,571	274,151

End of period	$158,524	$59,282	$2,289,361	$1,595,163	$467,534	$297,571

CHANGES IN UNITS OUTSTANDING:
Units issued	4,057	93	24,812	3,460	18,488	60
Units redeemed	(981)	(453)	(29,316)	(5,220)	(18,825)	(2,200)

Net increase (decrease)	3,076	(360)	(4,504)	(1,760)	(337)	(2,140)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY DISCIPLINED CORE VALUE FUND
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,866	$(89)	$4,810	$9,880	$10,462	$8,886
Net realized gain (loss) on investments	241	174	58,863	25,212	25,834	45,662
Change in net unrealized appreciation (depreciation) on investments	(695)	4,424	15,230	151,770	43,348	60,872

Increase (decrease) in net assets resulting from operations	1,412	4,509	78,902	186,862	79,644	115,420

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	1,620	5,970	-	92,510
Transfers for contract benefits and terminations	-	-	(385,542)	(26,273)	(37,183)	(18,763)
Net transfers	(1)	-	37,652	32,141	97,069	871
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		(65,298)		-
Other, net	-	-	-	(3,281)	-	-

Increase (decrease) in net assets resulting from contract transactions	(1)	-	(411,567)	8,557	59,886	74,618

Total increase (decrease) in net assets	1,411	4,509	(332,665)	195,419	139,531	190,038

NET ASSETS:
Beginning of period	15,942	11,433	1,168,851	973,432	664,650	474,612

End of period	$17,353	$15,942	$836,186	$1,168,851	$804,181	$664,650

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	4,554	2,056	4,532	6,504
Units redeemed	-	-	(29,081)	(1,269)	(2,712)	(1,174)

Net increase (decrease)	0	0	(24,527)	787	1,820	5,330

(1)	Fund name changed from American Century Income & Growth Fund to American Century Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(247)	$162	$3,186	$3,495	$47,162	$31,866
Net realized gain (loss) on investments	3,795	11,960	(4,884)	30,187	68,906	250,499
Change in net unrealized appreciation (depreciation) on investments	61,811	40,866	(726)	37,072	(95,875)	297,962

Increase (decrease) in net assets resulting from operations	65,359	52,988	(2,424)	70,754	20,192	580,327

CONTRACT TRANSACTIONS:
Proceeds from units sold	13,643	5,399	20,599	-	60	60
Transfers for contract benefits and terminations	(377)	(1,506)	(27,951)	(18,576)	(61,883)	(187,863)
Net transfers	8,587	12,719	(8,339)	6,028	19,850	764,026
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	21,853	16,612	(15,692)	(12,548)	(41,972)	576,223

Total increase (decrease) in net assets	87,211	69,600	(18,115)	58,206	(21,780)	1,156,550

NET ASSETS:
Beginning of period	252,584	182,984	315,139	256,933	3,000,901	1,844,351

End of period	$339,795	$252,584	$297,024	$315,139	$2,979,121	$3,000,901

CHANGES IN UNITS OUTSTANDING:
Units issued	1,716	1,699	1,723	460	5,269	58,838
Units redeemed	(136)	(128)	(1,533)	(737)	(7,821)	(16,512)

Net increase (decrease)	1,579	1,571	190	(277)	(2,552)	42,326

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS BOND FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GROWTH-INCOME FUND
	2020	2020	2019	2020	2019
	(1)				(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$676	$366	$1,171	$1,053	$587
Net realized gain (loss) on investments	(71)	9,366	8,186	2,872	545
Change in net unrealized appreciation (depreciation) on investments	233	30,693	30,180	11,096	3,789

Increase (decrease) in net assets resulting from operations	839	40,426	39,537	15,022	4,921

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	41,198	-	77,658	63,218
Transfers for contract benefits and terminations	-	(29,019)	(1,456)	(350)	(211)
Net transfers	44,603	(14,645)	(5,517)	(203)	-
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-	-		-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	44,603	(2,466)	(6,973)	77,104	63,007

Total increase (decrease) in net assets	45,441	37,960	32,564	92,126	67,928

NET ASSETS:
Beginning of period	-	147,932	115,368	67,928	-

End of period	$45,441	$185,892	$147,932	$160,054	$67,928

CHANGES IN UNITS OUTSTANDING:
Units issued	4,340	2,202	34	6,306	5,755
Units redeemed	-	(2,486)	(476)	(47)	(19)

Net increase (decrease)	4,340	(284)	(442)	6,259	5,736

	(1) For the period of July 16, 2020 to December 31, 2020.
	(2) For the period of March 25, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15	$50	$(524)	$445	$1,264	$2,305
Net realized gain (loss) on investments	(6)	119	4,497	4,126	35,991	16,512
Change in net unrealized appreciation (depreciation) on investments	676	390	53,323	18,692	25,890	45,827

Increase (decrease) in net assets resulting from operations	685	559	57,296	23,263	63,144	64,644

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	85,048	-	-	-
Transfers for contract benefits and terminations	-	-	(26,138)	(1,394)	(40,415)	-
Net transfers	(1)	4,545	(9,429)	(3,259)	(144,495)	(102,321)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(1)	4,545	49,481	(4,653)	(184,911)	(102,321)

Total increase (decrease) in net assets	685	5,104	106,777	18,610	(121,767)	(37,677)

NET ASSETS:
Beginning of period	5,104	-	101,823	83,213	398,571	436,248

End of period	$5,789	$5,104	$208,600	$101,823	$276,804	$398,571

CHANGES IN UNITS OUTSTANDING:
Units issued	-	416	7,370	58	556	-
Units redeemed	-	-	(2,750)	(407)	(14,164)	(9,035)

Net increase (decrease)	0	416	4,619	(349)	(13,608)	(9,035)

	(1) For the period February 20, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,763	$454	$1,481	$1,908	$367	$837
Net realized gain (loss) on investments	(3,698)	29,357	39,586	48,169	27,069	41,670
Change in net unrealized appreciation (depreciation) on investments	34,922	48,302	108,982	108,996	23,111	13,954

Increase (decrease) in net assets resulting from operations	32,987	78,113	150,049	159,073	50,547	56,461

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(14,385)	(16,030)	(7,673)	(7,946)	-	-
Net transfers	(1,806)	257	(159,396)	220,134	(87,440)	38,638
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(16,190)	(15,773)	(167,068)	212,188	(87,440)	38,638

Total increase (decrease) in net assets	16,796	62,340	(17,019)	371,261	(36,893)	95,099

NET ASSETS:
Beginning of period	466,617	404,277	767,207	395,946	279,158	184,059

End of period	$483,413	$466,617	$750,188	$767,207	$242,265	$279,158

CHANGES IN UNITS OUTSTANDING:
Units issued	198	60	54	9,600	0	6,878
Units redeemed	(1,418)	(1,262)	(5,504)	(419)	(4,838)	(3,475)

Net increase (decrease)	(1,219)	(1,202)	(5,450)	9,181	(4,838)	3,403

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(325)	$39	$(16)	$(8)	$(314)	$(504)
Net realized gain (loss) on investments	6,930	1,664	767	354	6,179	20,915
Change in net unrealized appreciation (depreciation) on investments	22,317	488	6,528	8,757	21,627	2,323

Increase (decrease) in net assets resulting from operations	28,922	2,191	7,279	9,103	27,491	22,734

CONTRACT TRANSACTIONS:
Proceeds from units sold	83,821	-	22,836	-	7,538	-
Transfers for contract benefits and terminations	(25)	-	-	-	-	(86,464)
Net transfers	59,810	38,602	19	1,411	(3,047)	28,956
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	143,606	38,602	22,855	1,411	4,491	(57,508)

Total increase (decrease) in net assets	172,528	40,793	30,134	10,514	31,983	(34,774)

NET ASSETS:
Beginning of period	40,793	-	38,558	28,044	63,961	98,735

End of period	$213,321	$40,793	$68,692	$38,558	$95,944	$63,961

CHANGES IN UNITS OUTSTANDING:
Units issued	9,852	3,253	1,692	107	454	1,925
Units redeemed	(3)	-	(176)	-	(239)	(5,681)

Net increase (decrease)	9,849	3,253	1,516	107	215	(3,756)

	(1) For the period of October 30, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
	2020	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$(4,479)	$(5,105)	$(4,833)	$(6,907)
Net realized gain (loss) on investments	(9)	18,018	14,281	63,571	60,333
Change in net unrealized appreciation (depreciation) on investments	805	314,625	247,171	295,651	292,979

Increase (decrease) in net assets resulting from operations	796	328,164	256,347	354,389	346,405

CONTRACT TRANSACTIONS:
Proceeds from units sold	11,307	-	-	60,238	-
Transfers for contract benefits and terminations	-	(22,324)	(13,922)	(70,137)	(226,313)
Net transfers	-	(24,960)	24,380	155,532	(17,014)
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-	-		-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	11,307	(47,283)	10,458	145,633	(243,327)

Total increase (decrease) in net assets	12,103	280,880	266,805	500,022	103,078

NET ASSETS:
Beginning of period	-	999,012	732,207	831,852	728,774

End of period	$12,103	$1,279,892	$999,012	$1,331,874	$831,852

CHANGES IN UNITS OUTSTANDING:
Units issued	756		6,934	9,161	645
Units redeemed	-	(2,411)	(6,215)	(5,852)	(8,474)

Net increase (decrease)	756	(2,411)	719	3,309	(7,829)

	(1) For the period of November 20, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES
	2020	2019	2020	2019	2020
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(200)	$(554)	$1,037	$267	$-
Net realized gain (loss) on investments	2,661	(7,463)	22,721	4,938	(25)
Change in net unrealized appreciation (depreciation) on investments	4,166	23,343	51,984	55,817	1,570

Increase (decrease) in net assets resulting from operations	6,626	15,326	75,742	61,022	1,545

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	71,926	19,238	3,308
Transfers for contract benefits and terminations	(92)	(36,666)	(4,108)	(8,791)	-
Net transfers	(4)	9,750	(127,766)	17,403	85,076
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(96)	(26,916)	(59,949)	27,850	88,384

Total increase (decrease) in net assets	6,530	(11,590)	15,793	88,872	89,929

NET ASSETS:
Beginning of period	86,531	98,121	356,970	268,098	-

End of period	$93,061	$86,531	$372,763	$356,970	$89,929

CHANGES IN UNITS OUTSTANDING:
Units issued	-	334	5,454	3,854	8,836
Units redeemed	(5)	(1,392)	(10,148)	(1,350)	-

Net increase (decrease)	(5)	(1,058)	(4,694)	2,504	8,836

	(1) For the period of December 11, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES
	2020	2019	2020	2019	2020	2019
	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,707	$342	$3,063	$1,474	$6	$(526)
Net realized gain (loss) on investments	2,527	330	12,723	41,223	(22,779)	2,105
Change in net unrealized appreciation (depreciation) on investments	(752)	752	(39,017)	79,656	33,156	63,885

Increase (decrease) in net assets resulting from operations	3,483	1,424	(23,231)	122,353	10,383	65,464

CONTRACT TRANSACTIONS:
Proceeds from units sold	60,277	19,239	15,700	-	16,206	-
Transfers for contract benefits and terminations	(24)	-	(56,850)	(17,160)	(38,072)	(10,951)
Net transfers	(84,400)	-	(11,556)	(13,222)	(31,185)	(1,102)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(24,147)	19,239	(52,706)	(30,382)	(53,052)	(12,053)

Total increase (decrease) in net assets	(20,665)	20,663	(75,938)	91,971	(42,669)	53,411

NET ASSETS:
Beginning of period	20,663	-	551,557	459,586	286,299	232,888

End of period	$(2)	$20,663	$475,619	$551,557	$243,630	$286,299

CHANGES IN UNITS OUTSTANDING:
Units issued	6,197	2,106	2,497	186	1,301	898
Units redeemed	(8,303)	-	(3,748)	(1,041)	(3,441)	(2,177)

Net increase (decrease)	(2,106)	2,106	(1,251)	(855)	(2,141)	(1,279)

	(1) For the period of January 1, 2020 to December 11, 2020. (2) For the period of February 26, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DWS CAPITAL GROWTH VIP
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,721	$(83)	$1,694	$1,117	$(1,334)	$(4,001)
Net realized gain (loss) on investments	6,897	943	(915)	5,631	134,963	144,050
Change in net unrealized appreciation (depreciation) on investments	(8,002)	9,841	5,809	12,791	368,687	197,536

Increase (decrease) in net assets resulting from operations	1,616	10,701	6,588	19,539	502,316	337,585

CONTRACT TRANSACTIONS:
Proceeds from units sold	100,188	-	7,538	61,563	6,000	60
Transfers for contract benefits and terminations	(2,682)	(699)	(2,476)	(46,224)	(27,536)	(24,488)
Net transfers	5,642	93,281	3,971	(700)	175,439	12,510
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		(723)
Other, net	-	-	-	-	-	(635)

Increase (decrease) in net assets resulting from contract transactions	103,149	92,582	9,033	14,639	153,180	(12,553)

Total increase (decrease) in net assets	104,765	103,283	15,622	34,178	655,497	325,032

NET ASSETS:
Beginning of period	103,283	-	124,438	90,260	1,258,273	933,241

End of period	$208,048	$103,283	$140,060	$124,438	$1,913,770	$1,258,273

CHANGES IN UNITS OUTSTANDING:
Units issued	9,425	8,859	1,372	4,779	9,642	3,969
Units redeemed	(1,189)	(750)	(557)	(3,717)	(3,950)	(3,944)

Net increase (decrease)	8,236	8,109	815	1,062	5,692	25

	(1) For the period February 15, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,451	$1,218	$1,358	$1,983	$195	$(759)
Net realized gain (loss) on investments	7,059	25,262	1,333	18,144	(134)	(28,832)
Change in net unrealized appreciation (depreciation) on investments	30,339	40,099	(18,251)	36,102	10,567	41,667

Increase (decrease) in net assets resulting from operations	39,849	66,579	(15,560)	56,229	10,628	12,076

CONTRACT TRANSACTIONS:
Proceeds from units sold	92,034	-	-	-	-	-
Transfers for contract benefits and terminations	(64,235)	(2,753)	3,650	(79,193)	-	(676)
Net transfers	4,087	(1,991)	(64,356)	(40,259)	(2)	(54,592)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	31,886	(4,744)	(60,706)	(119,452)	(2)	(55,268)

Total increase (decrease) in net assets	71,735	61,835	(76,266)	(63,223)	10,626	(43,192)

NET ASSETS:
Beginning of period	284,880	223,045	161,108	224,331	64,020	107,212

End of period	$356,615	$284,880	$84,842	$161,108	$74,646	$64,020

CHANGES IN UNITS OUTSTANDING:
Units issued	5,083	1,459	512	554	-	5,823
Units redeemed	(3,757)	(1,224)	(3,323)	(6,647)	-	(11,738)

Net increase (decrease)	1,326	235	(2,811)	(6,093)	0	(5,915)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,065	$5,730	$(61)	$(88)	$970	$(102)
Net realized gain (loss) on investments	94,857	63,634	154	1,616	7,981	10,143
Change in net unrealized appreciation (depreciation) on investments	160,371	156,588	4,188	1,066	(12,415)	15,746

Increase (decrease) in net assets resulting from operations	262,293	225,952	4,281	2,594	(3,463)	25,787

CONTRACT TRANSACTIONS:
Proceeds from units sold	47,418	126,782	-	-	-	-
Transfers for contract benefits and terminations	(338,401)	(297,098)	-	-	(2,714)	(3,011)
Net transfers	7,330	75,935	1,019	-	(2,708)	231
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(283,652)	(94,381)	1,019	-	(5,422)	(2,780)

Total increase (decrease) in net assets	(21,359)	131,571	5,301	2,594	(8,885)	23,007

NET ASSETS:
Beginning of period	1,242,901	1,111,330	14,589	11,995	148,945	125,938

End of period	$1,221,542	$1,242,901	$19,890	$14,589	$140,060	$148,945

CHANGES IN UNITS OUTSTANDING:
Units issued	34,610	36,658	54	-	47	12
Units redeemed	(46,483)	(31,300)	-	-	(370)	(153)

Net increase (decrease)	(11,873)	5,358	54	0	(323)	(141)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,597	$18,118	$1,650	$1,222	$4,825	$1,973
Net realized gain (loss) on investments	33,530	(4,839)	3,064	1,514	2,377	53,500
Change in net unrealized appreciation (depreciation) on investments	27,279	75,457	(4,586)	14,683	29,826	71,681

Increase (decrease) in net assets resulting from operations	108,406	88,736	128	17,419	37,027	127,154

CONTRACT TRANSACTIONS:
Proceeds from units sold	267,649	598,330	-	-	19,937	-
Transfers for contract benefits and terminations	(134,274)	(110,498)	(13,271)	-	(47,598)	(23,249)
Net transfers	153,793	139,258	(5)	(3,403)	10,481	(66,283)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	636		-		-
Other, net	-	(246)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	287,804	626,844	(13,276)	(3,403)	(17,180)	(89,532)

Total increase (decrease) in net assets	396,210	715,580	(13,148)	14,016	19,847	37,622

NET ASSETS:
Beginning of period	2,197,538	1,481,958	106,005	91,989	577,973	540,351

End of period	$2,593,748	$2,197,538	$92,857	$106,005	$597,820	$577,973

CHANGES IN UNITS OUTSTANDING:
Units issued	335,775	73,029	-	-	4,120	700
Units redeemed	(303,131)	(11,243)	(505)	(140)	(4,421)	(5,243)

Net increase (decrease)	32,644	61,786	(505)	(140)	(301)	(4,543)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55	$1,932	$10,893	$3,572	$15,903	$11,526
Net realized gain (loss) on investments	20,201	(15,664)	81,120	161	(692)	26,572
Change in net unrealized appreciation (depreciation) on investments	(4,168)	40,546	(33,869)	30,401	71,903	36,777

Increase (decrease) in net assets resulting from operations	16,089	26,814	58,144	34,134	87,114	74,875

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	4,557	227,109	30,626	-	50,000
Transfers for contract benefits and terminations	-	-	(339,244)	(422)	(45,308)	(38,374)
Net transfers	(152,089)	(17,327)	517,699	553,119	749,984	-
Contract maintenance charges	-	-	-	-	-	(6,904)
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(152,089)	(12,770)	405,563	583,323	704,676	4,722

Total increase (decrease) in net assets	(136,000)	14,044	463,707	617,457	791,790	79,597

NET ASSETS:
Beginning of period	136,000	121,956	653,364	35,907	775,852	696,255

End of period	$0	$136,000	$1,117,071	$653,364	$1,567,642	$775,852

CHANGES IN UNITS OUTSTANDING:
Units issued	99,039	16,228	121,057	56,236	67,874	4,778
Units redeemed	(111,124)	(17,720)	(84,956)	(39)	(4,410)	(4,377)

Net increase (decrease)	(12,085)	(1,492)	36,101	56,197	63,464	401

	(1) For the period of January 1, 2020 to December 21, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND
	2020	2019	2020	2020
		(1)	(2)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,162	$313	$699	$1,030
Net realized gain (loss) on investments	621	46	728	1,724
Change in net unrealized appreciation (depreciation) on investments	232	553	6,181	7,957

Increase (decrease) in net assets resulting from operations	3,015	912	7,608	10,711

CONTRACT TRANSACTIONS:
Proceeds from units sold	133,374	14,869	42,743	54,953
Transfers for contract benefits and terminations	-	-	-	-
Net transfers	-	-	(2)	-
Contract maintenance charges	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-	-
Other, net	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	133,374	14,869	42,741	54,953

Total increase (decrease) in net assets	136,389	15,781	50,349	65,664

NET ASSETS:

Beginning of period	15,781	-	-	-

End of period	$152,170	$15,781	$50,349	$65,664

CHANGES IN UNITS OUTSTANDING:

Units issued	11,877	1,480	4,166	5,394

Units redeemed	-	-	-	-

Net increase (decrease)	11,877	1,480	4,166	5,394

	(1) For the period July 9, 2019 to December 31, 2019
	(2) For the period May 06, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST MID CAP VALUE FUND
	2020	2020	2019	2020	2019
	(1)	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	705	$362	$(21)	$116	$(138)
Net realized gain (loss) on investments	1,188	797	2,725	(669)	(144)
Change in net unrealized appreciation (depreciation) on investments	6,862	3,451	-	918	6,667

Increase (decrease) in net assets resulting from operations	8,754	4,610	2,704	365	6,385

CONTRACT TRANSACTIONS:
Proceeds from units sold	39,690	18,318	73,042	-	-
Transfers for contract benefits and terminations	-	-	-	(722)	(749)
Net transfers	(2)	-	(75,746)	(152)	450
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-	-		-
Other, net	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	39,688	18,318	(2,704)	(874)	(299)

Total increase (decrease) in net assets	48,442	22,927	-	(510)	6,086

NET ASSETS:
Beginning of period	-	-	-	38,325	32,239

End of period	48,442	$22,927	$-	$37,815	$38,325

CHANGES IN UNITS OUTSTANDING:
Units issued	3,924	1,841	7,518	321	80
Units redeemed	-	-	(7,518)	(333)	(101)

Net increase (decrease)	3,924	1,841	0	(12)	(21)

	(1) For the period May 06, 2020 to December 31, 2020.
	(2) For the period January 30, 2019 to February 20, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$33,737	$18,222	$1,428	$668	$12,061	$7,451
Net realized gain (loss) on investments	39,602	101,669	6,355	1,249	19,218	27,012
Change in net unrealized appreciation (depreciation) on investments	257,754	16,931	2,602	1,189	188,905	22,714

Increase (decrease) in net assets resulting from operations	331,093	136,822	10,385	3,106	220,184	57,177

CONTRACT TRANSACTIONS:
Proceeds from units sold	501,037	1,199,117	-	93,559	703,235	132,279
Transfers for contract benefits and terminations	(331,027)	(28,896)	(2,657)	-	(28,258)	-
Net transfers	(109,074)	1,321,304	(3)	-	(4,420)	262,672
Contract maintenance charges	-	(5,563)	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	60,936	2,485,962	(2,660)	93,559	670,557	394,951

Total increase (decrease) in net assets	392,029	2,622,784	7,725	96,665	890,741	452,128

NET ASSETS:
Beginning of period	2,707,433	84,649	96,665	-	643,288	191,160

End of period	$3,099,462	$2,707,433	$104,390	$96,665	$1,534,029	$643,288

CHANGES IN UNITS OUTSTANDING:
Units issued	47,582	240,575	-	8,738	73,451	39,264
Units redeemed	(38,978)	(3,202)	(239)	-	(2,838)	-

Net increase (decrease)	8,604	237,373	(239)	8,738	70,613	39,264

	(1) For the period October 22, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI- SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$31,491	$10,847	$862	$(125)	$278,531	$212,831
Net realized gain (loss) on investments	8,269	1,733	(247)	3,078	669,104	861,969
Change in net unrealized appreciation (depreciation) on investments	61,459	84,490	(11,425)	(4,185)	1,263,556	1,395,362

Increase (decrease) in net assets resulting from operations	101,220	97,070	(10,810)	(1,232)	2,211,190	2,470,162

CONTRACT TRANSACTIONS:
Proceeds from units sold	197,758	10,799	-	9,112	1,128,271	885,536
Transfers for contract benefits and terminations	(64,225)	(28,841)	-	-	(1,254,722)	(1,246,174)
Net transfers	3,465	4,064	(2)	80,960	(45,448)	404,961
Contract maintenance charges	-	-	-	-	-	(159,013)
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	136,997	(13,978)	(2)	90,072	(171,899)	(114,690)

Total increase (decrease) in net assets	238,217	83,092	(10,813)	88,840	2,039,291	2,355,472

NET ASSETS:
Beginning of period	954,577	871,485	88,840	-	16,851,693	14,496,221

End of period	$1,192,794	$954,577	$78,027	$88,840	$18,890,984	$16,851,693

CHANGES IN UNITS OUTSTANDING:
Units issued	18,797	1,610	-	8,403	85,087	104,899
Units redeemed	(6,312)	(2,834)	-	-	(96,370)	(113,471)

Net increase (decrease)	12,486	(1,224)	0	8,403	(11,283)	(8,572)

	(1) For the period of October 14, 2019- December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. GLOBAL FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(932)	$(1,223)	$1,009	$916	$1,366	$1,378
Net realized gain (loss) on investments	35,759	1,566	37,649	237,459	7,155	(10,478)
Change in net unrealized appreciation (depreciation) on investments	(6,405)	49,739	237,243	23,223	44,826	72,619

Increase (decrease) in net assets resulting from operations	28,422	50,082	275,901	261,598	53,347	63,519

CONTRACT TRANSACTIONS:
Proceeds from units sold	31,906	-	1,500	58,753	-	86,797
Transfers for contract benefits and terminations	(13,825)	-	(24,694)	(172,182)	(44,527)	(128,280)
Net transfers	(173,411)	(35,165)	(21,857)	(152,845)	(5,233)	(7,296)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		6,999		-
Other, net	-	-	-	41	-	-

Increase (decrease) in net assets resulting from contract transactions	(155,330)	(35,165)	(38,053)	(266,233)	(49,759)	(48,779)

Total increase (decrease) in net assets	(126,908)	14,917	237,848	(4,635)	3,587	14,740

NET ASSETS:
Beginning of period	201,116	186,199	957,625	962,260	317,100	302,360

End of period	$74,208	$201,116	$1,195,473	$957,625	$320,687	$317,100

CHANGES IN UNITS OUTSTANDING:
Units issued	2,134	2,150	2,914	8,068	303	9,895
Units redeemed	(12,025)	(5,082)	(3,472)	(13,272)	(4,205)	(12,453)

Net increase (decrease)	(9,891)	(2,932)	(558)	(5,204)	(3,902)	(2,558)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$132	$(444)	$3,125	$4,963	$849	$101
Net realized gain (loss) on investments	750	6,181	(42,542)	57,686	26,625	13,556
Change in net unrealized appreciation (depreciation) on investments	21,332	14,326	12,649	25,539	(12,747)	11,785

Increase (decrease) in net assets resulting from operations	22,214	20,063	(26,768)	88,188	14,727	25,442

CONTRACT TRANSACTIONS:
Proceeds from units sold	74,825	-	-	-	-	-
Transfers for contract benefits and terminations	-	(4,590)	(98,246)	(29,799)	-	-
Net transfers	480	(14,750)	(116,274)	31,535	(6)	(3,597)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	75,304	(19,340)	(214,520)	1,736	(6)	(3,597)

Total increase (decrease) in net assets	97,518	723	(241,288)	89,924	14,721	21,845

NET ASSETS:
Beginning of period	84,008	83,285	451,357	361,433	114,278	92,433

End of period	$181,526	$84,008	$210,069	$451,357	$128,999	$114,278

CHANGES IN UNITS OUTSTANDING:
Units issued	4,634	554	55	2,206	-	-
Units redeemed	(157)	(1,909)	(13,226)	(1,970)	-	(111)

Net increase (decrease)	4,477	(1,355)	(13,171)	236	0	(111)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,209	$4,184	$6,937	$6,415	$8,142	$3,607
Net realized gain (loss) on investments	(45,698)	451	(323)	5,795	4,717	33,283
Change in net unrealized appreciation (depreciation) on investments	10,513	228,931	(3,118)	7,584	40,303	74,564

Increase (decrease) in net assets resulting from operations	(26,976)	233,566	3,496	19,794	53,161	111,454

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	5,399	-	-
Transfers for contract benefits and terminations	(136,410)	(37,484)	(340)	(22,256)	(2,800)	(12,923)
Net transfers	(23)	(818,515)	423	(41,088)	(28,912)	3,309
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(136,433)	(855,999)	83	(57,945)	(31,712)	(9,614)

Total increase (decrease) in net assets	(163,409)	(622,433)	3,579	(38,151)	21,449	101,840

NET ASSETS:
Beginning of period	702,703	1,325,136	130,666	168,817	507,189	405,349

End of period	$539,294	$702,703	$134,245	$130,666	$528,638	$507,189

CHANGES IN UNITS OUTSTANDING:
Units issued	-	271	64	483	1,343	1,578
Units redeemed	(7,230)	(50,599)	(56)	(3,444)	(3,762)	(2,170)

Net increase (decrease)	(7,230)	(50,328)	8	(2,961)	(2,419)	(592)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$188	$(190)	$(142)	$(666)	$(1,750)	$(2,046)
Net realized gain (loss) on investments	16,410	7,733	7,828	4,663	39,700	63,835
Change in net unrealized appreciation (depreciation) on investments	(8,794)	9,901	16,469	18,065	76,506	13,418

Increase (decrease) in net assets resulting from operations	7,804	17,444	24,154	22,062	114,456	75,207

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	-	-	-	-	(20,000)	(31,998)
Net transfers	21,838	(7,178)	97	(36,822)	22,134	(81,886)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	21,838	(7,178)	97	(36,822)	2,134	(113,884)

Total increase (decrease) in net assets	29,642	10,266	24,252	(14,760)	116,590	(38,677)

NET ASSETS:
Beginning of period	85,052	74,786	91,699	106,459	235,463	274,140

End of period	$114,694	$85,052	$115,951	$91,699	$352,053	$235,463

CHANGES IN UNITS OUTSTANDING:
Units issued	815	-	4	37	1,301	-
Units redeemed	-	(314)	-	(3,104)	(2,166)	(14,849)

Net increase (decrease)	815	(314)	4	(3,067)	(865)	(14,849)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,687	$5,389	$4,647	$3,185	$69,040	$28,801
Net realized gain (loss) on investments	(42,974)	40,487	2,242	144,836	490,370	97,313
Change in net unrealized appreciation (depreciation) on investments	20,143	4,353	26,839	(50,440)	(5,737)	399,714

Increase (decrease) in net assets resulting from operations	(11,144)	50,229	33,727	97,581	553,674	525,828

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	38,477	-	-	708,569	524,870
Transfers for contract benefits and terminations	(47)	-	-	(289,080)	(62,082)	(43,217)
Net transfers	(474,980)	466,312	51,330	(88,163)	(420,826)	20,910
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(475,027)	504,789	51,330	(377,243)	225,661	502,563

Total increase (decrease) in net assets	(486,171)	555,018	85,057	(279,662)	779,335	1,028,391

NET ASSETS:
Beginning of period	645,933	90,915	226,294	505,956	3,344,237	2,315,846

End of period	$159,762	$645,933	$311,351	$226,294	$4,123,572	$3,344,237

CHANGES IN UNITS OUTSTANDING:
Units issued	159	50,237	3,097	807	432,631	41,744
Units redeemed	(46,422)	-	-	(11,568)	(409,789)	(5,898)

Net increase (decrease)	(46,263)	50,237	3,097	(10,761)	22,841	35,846

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55,558	$56,801	$27,094	$36,389	$1,534	$1,168
Net realized gain (loss) on investments	4,650	207	1,394	(6,354)	50,368	43,045
Change in net unrealized appreciation (depreciation) on investments	148,508	106,212	106,452	131,073	64,709	95,017

Increase (decrease) in net assets resulting from operations	208,716	163,220	134,940	161,108	116,611	139,230

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	1,560	5,910	-	13,500
Transfers for contract benefits and terminations	(169,893)	(75,373)	(150,798)	(297,892)	(68,319)	(17,078)
Net transfers	(17,777)	351,827	(167,229)	(148,065)	65,602	(12,446)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		503
Other, net	-	-	-	-	-	(1,282)

Increase (decrease) in net assets resulting from contract transactions	(187,670)	276,454	(316,467)	(440,047)	(2,214)	(17,306)

Total increase (decrease) in net assets	21,046	439,674	(181,527)	(278,939)	114,397	121,924

NET ASSETS:
Beginning of period	2,262,209	1,822,535	1,699,641	1,978,580	623,185	501,261

End of period	$2,283,255	$2,262,209	$1,518,114	$1,699,641	$737,582	$623,185

CHANGES IN UNITS OUTSTANDING:
Units issued	1,702	31,628	10,708	24,750	4,365	1,877
Units redeemed	(13,399)	(5,549)	(29,672)	(52,352)	(3,452)	(2,810)

Net increase (decrease)	(11,697)	26,079	(18,965)	(27,602)	914	(933)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES		JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(747)	$20	$(1,435)	$(358)	$340	$435
Net realized gain (loss) on investments	12,433	27,102	28,663	66,762	(242)	(2,164)
Change in net unrealized appreciation (depreciation) on investments	56,425	25,893	110,324	32,709	7,138	13,393

Increase (decrease) in net assets resulting from operations	68,111	53,015	137,552	99,113	7,236	11,664

CONTRACT TRANSACTIONS:
Proceeds from units sold	18,845	4,204	1,500	58,753	-	-
Transfers for contract benefits and terminations	(296)	(1,010)	-	(1,186)	(708)	(13,316)
Net transfers	85,654	(108,333)	102,937	(162,657)	(2)	(6,672)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	104,203	(105,139)	104,437	(105,090)	(710)	(19,988)

Total increase (decrease) in net assets	172,314	(52,124)	241,989	(5,977)	6,526	(8,324)

NET ASSETS:
Beginning of period	107,484	159,608	247,659	253,636	48,377	56,701

End of period	$279,798	$107,484	$489,648	$247,659	$54,903	$48,377

CHANGES IN UNITS OUTSTANDING:
Units issued	3,061	177	4,194	7,067	-	-
Units redeemed	(129)	(4,777)	(1,175)	(11,167)	(27)	(822)

Net increase (decrease)	2,931	(4,600)	3,019	(4,100)	(27)	(822)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,071	$2,451	$(259)	$(1,213)	$108	$(124)
Net realized gain (loss) on investments	2,796	5,173	33,071	36,560	1,660	3,563
Change in net unrealized appreciation (depreciation) on investments	25,130	46,145	74,477	53,591	2,350	2,904

Increase (decrease) in net assets resulting from operations	28,997	53,769	107,289	88,938	4,118	6,343

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(6,278)	(76,856)	(5,712)	(5,600)	(314)	(293)
Net transfers	15,023	(21,011)	(15)	-	(1)	-
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	8,745	(97,867)	(5,728)	(5,600)	(316)	(293)

Total increase (decrease) in net assets	37,742	(44,098)	101,561	83,338	3,802	6,050

NET ASSETS:
Beginning of period	168,142	212,240	342,579	259,241	33,104	27,054

End of period	$205,884	$168,142	$444,140	$342,579	$36,906	$33,104

CHANGES IN UNITS OUTSTANDING:
Units issued	2,417	1,674	-	-	-	-
Units redeemed	(1,393)	(10,985)	(129)	(131)	(25)	(22)

Net increase (decrease)	1,024	(9,311)	(129)	(131)	(25)	(22)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND
	2020	2019	2020	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,313	$722	$344	$-	$(7,957)	$(11,413)
Net realized gain (loss) on investments	5,571	(8,477)	(23)	-	153,979	87,973
Change in net unrealized appreciation (depreciation) on investments	(27,418)	152,913	(65)	-	274,296	315,336

Increase (decrease) in net assets resulting from operations	(5,534)	145,158	255	-	420,318	391,896

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	13,643	-	109,180	-
Transfers for contract benefits and terminations	(39,593)	(193,363)	(11)	-	(170,347)	(99,319)
Net transfers	40,851	(76,161)	(1)	-	(114,470)	40,531
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		3,328
Other, net	-	-	-	-	-	239

Increase (decrease) in net assets resulting from contract transactions	1,258	(269,524)	13,631	-	(172,310)	(58,549)

Total increase (decrease) in net assets	(4,276)	(124,366)	13,887	-	248,008	333,347

NET ASSETS:
Beginning of period	917,118	1,041,484	-	-	1,496,812	1,163,465

End of period	$912,842	$917,118	$13,887	$-	$1,744,820	$1,496,812

CHANGES IN UNITS OUTSTANDING:
Units issued	5,163	4,398	1,319	-	7,790	3,336
Units redeemed	(4,491)	(23,809)	(2)	-	(6,580)	(3,657)

Net increase (decrease)	673	(19,411)	1,317	0	1,209	(321)

	(1) For the period of July 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	MFS VIT UTILITIES SERIES		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,292	$15,211	$3,154	$8,989	$1,786	$1,759
Net realized gain (loss) on investments	13,036	21,571	89,668	125,607	6,526	18,167
Change in net unrealized appreciation (depreciation) on investments	327	58,715	119,257	211,067	(1,589)	37,343

Increase (decrease) in net assets resulting from operations	20,655	95,497	212,079	345,663	6,723	57,269

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	4,204	65,874	5,399	-	-
Transfers for contract benefits and terminations	(600)	(97,632)	(234,247)	(55,668)	(7,482)	(8,124)
Net transfers	(26,110)	82,494	(81,246)	(415,010)	(3,059)	-
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(26,710)	(10,934)	(249,619)	(465,279)	(10,541)	(8,124)

Total increase (decrease) in net assets	(6,054)	84,563	(37,540)	(119,616)	(3,818)	49,145

NET ASSETS:
Beginning of period	451,790	367,227	1,469,971	1,589,587	240,548	191,403

End of period	$445,736	$451,790	$1,432,431	$1,469,971	$236,730	$240,548

CHANGES IN UNITS OUTSTANDING:
Units issued	-	10,178	6,883	3,622	-	-
Units redeemed	(1,382)	(7,922)	(14,087)	(26,665)	(908)	(728)

Net increase (decrease)	(1,382)	2,256	(7,205)	(23,043)	(908)	(728)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,737	$8,664	$(11)	$(98)	$3,797	$4,204
Net realized gain (loss) on investments	40,921	135,702	2,089	1,628	(27,079)	106,823
Change in net unrealized appreciation (depreciation) on investments	(156,233)	(10,293)	(2,773)	645	108,089	85,623

Increase (decrease) in net assets resulting from operations	(105,576)	134,073	(695)	2,175	84,808	196,650

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	115,712	7,134
Transfers for contract benefits and terminations	(59,521)	(88,569)	-	-	(5,178)	(301,791)
Net transfers	(28,087)	(144,446)	(14,823)	-	(114,610)	188,919
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		(407)
Other, net	-	-	-	-	-	(554)

Increase (decrease) in net assets resulting from contract transactions	(87,608)	(233,015)	(14,823)	-	(4,483)	(106,292)

Total increase (decrease) in net assets	(193,183)	(98,942)	(15,518)	2,175	80,324	90,358

NET ASSETS:
Beginning of period	681,027	779,969	16,254	14,079	1,060,384	970,026

End of period	$487,844	$681,027	$736	$16,254	$1,140,708	$1,060,384

CHANGES IN UNITS OUTSTANDING:
Units issued	546	285	-	-	10,104	18,167
Units redeemed	(2,170)	(4,630)	(813)	-	(13,067)	(19,968)

Net increase (decrease)	(1,624)	(4,345)	(813)	0	(2,962)	(1,801)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,679	$4,624	$3,949	$795	$77,191	$58,193
Net realized gain (loss) on investments	(2,983)	(522)	(125)	(3)	(6,221)	936
Change in net unrealized appreciation (depreciation) on investments	(1,577)	7,855	1,670	1,860	17,602	96,088

Increase (decrease) in net assets resulting from operations	2,120	11,957	5,494	2,652	88,571	155,217

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,508	-	-	-	11,427	847,157
Transfers for contract benefits and terminations	(1,572)	(7,119)	-	-	(2,626)	(227,363)
Net transfers	1,212	8,010	75,030	(393)	14,916	76,102
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	2,515

Increase (decrease) in net assets resulting from contract transactions	2,148	891	75,030	(393)	23,717	698,411

Total increase (decrease) in net assets	4,268	12,848	80,524	2,259	112,288	853,628

NET ASSETS:
Beginning of period	123,338	110,490	21,111	18,852	1,773,163	919,535

End of period	$127,606	$123,338	$101,635	$21,111	$1,885,451	$1,773,163

CHANGES IN UNITS OUTSTANDING:
Units issued	2,048	1,371	6,661	-	3,053	75,998
Units redeemed	(1,496)	(1,229)	(1)	(37)	(2,011)	(12,360)

Net increase (decrease)	553	142	6,660	(37)	1,042	63,638

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,778	$62,164	$2,016	$1,340	$76,487	$98,774
Net realized gain (loss) on investments	(24,069)	(17,340)	(197)	31	88,798	(29,405)
Change in net unrealized appreciation (depreciation) on investments	73,812	52,568	18,800	8,505	212,076	231,566

Increase (decrease) in net assets resulting from operations	70,521	97,392	20,619	9,876	377,361	300,935

CONTRACT TRANSACTIONS:
Proceeds from units sold	114,533	-	73,420	-	172,012	132,251
Transfers for contract benefits and terminations	(447,820)	(317,357)	(201)	(2,058)	(411,591)	(597,075)
Net transfers	247,255	502,947	851	(419)	(147,836)	868,547
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		2,093
Other, net	-	-	-	-	-	(1,051)

Increase (decrease) in net assets resulting from contract transactions	(86,032)	185,590	74,070	(2,477)	(385,322)	402,672

Total increase (decrease) in net assets	(15,511)	282,982	94,690	7,399	(7,961)	703,607

NET ASSETS:
Beginning of period	3,316,436	3,033,454	136,432	129,033	4,829,817	4,126,210

End of period	$3,300,925	$3,316,436	$231,122	$136,432	$4,821,856	$4,829,817

CHANGES IN UNITS OUTSTANDING:
Units issued	40,700	45,829	6,788	-	39,687	83,060
Units redeemed	(44,834)	(27,579)	(18)	(239)	(66,483)	(45,729)

Net increase (decrease)	(4,133)	18,250	6,770	(239)	(26,796)	37,331

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,553	$1,353	$212	$303	$(1,109)	$(1,700)
Net realized gain (loss) on investments	41,320	(6,837)	(8,522)	12,370	17,023	40,496
Change in net unrealized appreciation (depreciation) on investments	91,884	78,643	(1,591)	23,847	54,850	24,376

Increase (decrease) in net assets resulting from operations	134,757	73,159	(9,900)	36,520	70,764	63,172

CONTRACT TRANSACTIONS:
Proceeds from units sold	60	60	-	-	-	-
Transfers for contract benefits and terminations	(8,221)	(2,934)	-	-	1,497	(114,197)
Net transfers	49,249	319,441	(29,046)	(7,854)	13,340	24,396
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		(679)
Other, net	-	-	-	-	-	(596)

Increase (decrease) in net assets resulting from contract transactions	41,088	316,567	(29,046)	(7,854)	14,158	(90,397)

Total increase (decrease) in net assets	175,845	389,726	(38,947)	28,666	84,922	(27,225)

NET ASSETS:
Beginning of period	535,400	145,674	167,149	138,483	188,497	215,722

End of period	$711,245	$535,400	$128,202	$167,149	$273,419	$188,497

CHANGES IN UNITS OUTSTANDING:
Units issued	2,955	18,939	1,228	355	616	1,276
Units redeemed	(830)	(2,310)	(3,273)	(801)	(622)	(6,774)

Net increase (decrease)	2,125	16,629	(2,045)	(446)	(6)	(5,498)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(903)	$(1,538)	$(90)	$(140)	$9,005	$9,578
Net realized gain (loss) on investments	19,424	5,426	(108)	(58)	71,770	68,129
Change in net unrealized appreciation (depreciation) on investments	20,159	39,110	2,015	1,622	(57,656)	116,967

Increase (decrease) in net assets resulting from operations	38,680	42,998	1,817	1,424	23,119	194,674

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	70,649	8,408
Transfers for contract benefits and terminations	(53,524)	(4,454)	-	-	(105,575)	(18,288)
Net transfers	1,658	(10,453)	(0)	-	(234,761)	193,684
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(51,866)	(14,907)	(0)	-	(269,687)	183,804

Total increase (decrease) in net assets	(13,187)	28,091	1,816	1,424	(246,567)	378,478

NET ASSETS:
Beginning of period	191,560	163,469	16,710	15,286	1,003,200	624,722

End of period	$178,373	$191,560	$18,526	$16,710	$756,633	$1,003,200

CHANGES IN UNITS OUTSTANDING:
Units issued	50	-	-	-	7,305	13,756
Units redeemed	(1,974)	(616)	-	-	(20,794)	(1,892)

Net increase (decrease)	(1,924)	(616)	0	0	(13,489)	11,864

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,392	$604	$(473)	$(4,075)	$18,205	$5,804
Net realized gain (loss) on investments	2,574	2,556	5,097	(24,731)	3,646	1,569
Change in net unrealized appreciation (depreciation) on investments	13,162	13,317	55,500	152,984	(1,132)	13,032

Increase (decrease) in net assets resulting from operations	18,128	16,477	60,124	124,178	20,719	20,405

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,493	58,754	51,988	-	31,560	-
Transfers for contract benefits and terminations	-	-	(72,137)	(111,908)	(2,300)	(20,171)
Net transfers	-	-	(19,316)	6,150	191,507	14,701
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	1,493	58,754	(39,465)	(105,758)	220,767	(5,470)

Total increase (decrease) in net assets	19,621	75,231	20,659	18,420	241,485	14,935

NET ASSETS:
Beginning of period	152,573	77,342	509,383	490,963	200,820	185,885

End of period	$172,194	$152,573	$530,042	$509,383	$442,305	$200,820

CHANGES IN UNITS OUTSTANDING:
Units issued	116	4,780	16,430	812	20,377	1,732
Units redeemed	-	-	(17,937)	(5,771)	(1,281)	(2,314)

Net increase (decrease)	116	4,780	(1,507)	(4,959)	19,096	(582)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,616	$1,891	$58,397	$7,276	$263	$631
Net realized gain (loss) on investments	158	4,907	(10,184)	(558)	5,031	8,538
Change in net unrealized appreciation (depreciation) on investments	2,705	5,984	(64,779)	58,677	22,438	13,489

Increase (decrease) in net assets resulting from operations	4,479	12,782	(16,567)	65,395	27,732	22,658

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	60,529	-
Transfers for contract benefits and terminations	-	(15,711)	(95,281)	(7,030)	(33,762)	-
Net transfers	(6,786)	(61)	10,287	164,827	17,306	-
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(6,786)	(15,772)	(84,994)	157,797	44,074	-

Total increase (decrease) in net assets	(2,307)	(2,990)	(101,561)	223,192	71,806	22,658

NET ASSETS:
Beginning of period	67,649	70,639	707,872	484,680	95,209	72,551

End of period	$65,342	$67,649	$606,311	$707,872	$167,015	$95,209

CHANGES IN UNITS OUTSTANDING:
Units issued	923	176	1,818	23,618	6,266	-
Units redeemed	(1,344)	(1,719)	(9,011)	(9,888)	(3,496)	-

Net increase (decrease)	(421)	(1,543)	(7,193)	13,730	2,770	0

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$292	$(296)	$(26,857)	$91,883	$117,139	$207,799
Net realized gain (loss) on investments	(4,966)	11,722	(17,354)	-	1,340,477	3,814,475
Change in net unrealized appreciation (depreciation) on investments	5,176	5,015	(91)	-	1,908,531	1,417,137

Increase (decrease) in net assets resulting from operations	502	16,441	(44,303)	91,883	3,366,147	5,439,411

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	1,997,180	7,313,700	1,171,999	1,037,783
Transfers for contract benefits and terminations	-	(23,642)	(3,087,776)	(4,514,894)	(1,633,846)	(1,342,012)
Net transfers	7,869	-	2,621,133	(3,176,239)	(2,654,591)	(1,594,243)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		35,898		9,150
Other, net	-	-	-	(123,628)	-	3,322

Increase (decrease) in net assets resulting from contract transactions	7,869	(23,642)	1,566,435	(501,061)	(3,107,288)	(1,895,150)

Total increase (decrease) in net assets	8,371	(7,201)	1,522,132	(409,178)	258,859	3,544,261

NET ASSETS:
Beginning of period	91,485	98,686	7,891,692	8,300,870	22,536,674	18,992,413

End of period	$99,856	$91,485	$9,413,824	$7,891,692	$22,795,533	$22,536,674

CHANGES IN UNITS OUTSTANDING:
Units issued	1,197	-	2,218,530	1,380,548	377,211	314,588
Units redeemed	(546)	(938)	(2,046,721)	(1,432,810)	(524,168)	(282,574)

Net increase (decrease)	652	(938)	171,810	(52,262)	(146,957)	32,014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,345	$2,520	$7,526	$6,589	$2,684	$2,093
Net realized gain (loss) on investments	(10,322)	331	848	3,074	25,336	1,305
Change in net unrealized appreciation (depreciation) on investments	(3,345)	14,808	42,968	74,835	(8,077)	34,375

Increase (decrease) in net assets resulting from operations	(12,322)	17,659	51,342	84,498	19,942	37,773

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	5,399
Transfers for contract benefits and terminations	(4,260)	-	(2,585)	(3,643)	(185,908)	(38,475)
Net transfers	(89,322)	96,359	(18)	(15,000)	(71)	-
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(93,582)	96,359	(2,603)	(18,643)	(185,979)	(33,076)

Total increase (decrease) in net assets	(105,904)	114,018	48,739	65,855	(166,036)	4,697

NET ASSETS:
Beginning of period	204,788	90,770	563,431	497,576	207,904	203,207

End of period	$98,884	$204,788	$612,170	$563,431	$41,868	$207,904

CHANGES IN UNITS OUTSTANDING:
Units issued	3,738	8,453	-	-	-	438
Units redeemed	(13,124)	-	(307)	(1,596)	(12,771)	(3,146)

Net increase (decrease)	(9,386)	8,453	(307)	(1,596)	(12,771)	(2,708)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,921	$1,873	$23,154	$48,326	$612	$(218)
Net realized gain (loss) on investments	1,714	(20,722)	(1,501)	(30,280)	1,104	589
Change in net unrealized appreciation (depreciation) on investments	(8,879)	45,972	(39,024)	(10,442)	(3,335)	4,279

Increase (decrease) in net assets resulting from operations	(3,244)	27,123	(17,371)	7,604	(1,618)	4,650

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	56,565	5,399	-	-
Transfers for contract benefits and terminations	(32,914)	(161,364)	(4,414)	(80,443)	-	-
Net transfers	(6)	(8,349)	5,949	(447,576)	(6,041)	(2,678)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	1,309

Increase (decrease) in net assets resulting from contract transactions	(32,920)	(169,713)	58,100	(522,620)	(6,041)	(1,369)

Total increase (decrease) in net assets	(36,164)	(142,590)	40,730	(515,016)	(7,660)	3,281

NET ASSETS:
Beginning of period	195,041	337,631	276,169	791,185	43,103	39,822

End of period	$158,877	$195,041	$316,899	$276,169	$35,443	$43,103

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	6,518	1,309	-	418
Units redeemed	(2,575)	(15,885)	(465)	(53,455)	(613)	(263)

Net increase (decrease)	(2,575)	(15,885)	6,052	(52,146)	(613)	155

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,566	$5,596	$535	$(587)	$(390)	$2,015
Net realized gain (loss) on investments	12,432	(81)	(22,493)	(83,700)	32,726	20,559
Change in net unrealized appreciation (depreciation) on investments	68,670	82,349	52,658	153,880	48,081	64,651

Increase (decrease) in net assets resulting from operations	91,668	87,864	30,699	69,593	80,417	87,225

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	-
Transfers for contract benefits and terminations	(158,146)	(16,196)	(73,192)	(15,570)	(7,255)	(6,530)
Net transfers	36,854	37,070	61,651	(44,752)	(169,903)	4,482
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(121,293)	20,874	(11,541)	(60,322)	(177,158)	(2,048)

Total increase (decrease) in net assets	(29,625)	108,738	19,159	9,271	(96,741)	85,177

NET ASSETS:
Beginning of period	1,040,114	931,376	294,179	284,908	415,217	330,040

End of period	$1,010,489	$1,040,114	$313,338	$294,179	$318,476	$415,217

CHANGES IN UNITS OUTSTANDING:
Units issued	3,079	12,834	1,481	114	625	145
Units redeemed	(11,190)	(11,530)	(2,562)	(1,997)	(9,956)	(334)

Net increase (decrease)	(8,112)	1,304	(1,081)	(1,883)	(9,331)	(189)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	TOUCHSTONE VST SMALL FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(515)	$(1,174)	$(948)	$(334)	$(834)	$(764)
Net realized gain (loss) on investments	(848)	18,649	17,938	5,083	16,270	7,246
Change in net unrealized appreciation (depreciation) on investments	24,822	13,946	45,919	14,109	45,073	11,234

Increase (decrease) in net assets resulting from operations	23,460	31,421	62,910	18,858	60,509	17,716

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	128,853	-	-	-
Transfers for contract benefits and terminations	(27,498)	(10,632)	(3,441)	(684)	-	-
Net transfers	(11,056)	(5,396)	9,555	71,790	80,407	120,604
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout phase	-		-		-
Other, net	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(38,554)	(16,028)	134,967	71,106	80,407	120,604

Total increase (decrease) in net assets	(15,093)	15,393	197,876	89,964	140,916	138,320

NET ASSETS:
Beginning of period	175,663	160,270	119,962	29,998	152,907	14,587

End of period	$160,570	$175,663	$317,838	$119,962	$293,823	$152,907

CHANGES IN UNITS OUTSTANDING:
Units issued	138	131	6,522	4,116	3,864	7,119
Units redeemed	(1,185)	(589)	(209)	(38)	-	(281)

Net increase (decrease)	(1,047)	(458)	6,313	4,078	3,864	6,838

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
		2020	2019	2020	2019	2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	3,906	$944	$2,575	$3,089	$5,725	$	4,159
Net realized gain (loss) on investments		13,934	5,516	20,316	6,353	81,987		32,988
Change in net unrealized appreciation (depreciation) on investments		64,072	29,875	671	12,336	42,835		50,506

Increase (decrease) in net assets resulting from operations		81,911	36,335	23,562	21,778	130,546		87,653

CONTRACT TRANSACTIONS:
Proceeds from units sold		432,109	-	83,821	61,563	51,268		83,175
Transfers for contract benefits and terminations		(5,161)	(4,210)	(313)	(8,593)	(424,355)		(12,593)
Net transfers		(8,362)	7,544	(2,061)	(5,000)	215,768		194,670
Contract maintenance charges		-	-	-	-	-		-
Adjustments to net assets allocated to contracts in payout phase		-		-		-
Other, net		-	-	-	-	-		-

Increase (decrease) in net assets resulting from contract transactions		418,586	3,334	81,447	47,970	(157,318)		265,252

Total increase (decrease) in net assets		500,497	39,669	105,009	69,748	(26,773)		352,905

NET ASSETS:
Beginning of period		177,037	137,368	132,133	62,385	541,754		188,849

End of period	$	677,534	$177,037	$237,142	$132,133	$514,981	$	541,754

CHANGES IN UNITS OUTSTANDING:
Units issued		21,312	640	5,882	4,842	28,615		19,075
Units redeemed		(863)	(429)	(177)	(1,087)	(34,927)		(923)

Net increase (decrease)		20,449	211	5,705	3,755	(6,312)		18,152

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS
		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO				VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO				VAN ECK VIP GLOBAL HARD ASSETS FUND
		2020		2019		2020		2019		2020		2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	6,090	$	6,181	$	743	$	(125)	$	200	$	(581)
Net realized gain (loss) on investments		(1,955)		13,255		28,865		29,085		(22,805)		(10,283)
Change in net unrealized appreciation (depreciation) on investments		(17,819)		30,785		47,505		29,317		43,838		15,666

Increase (decrease) in net assets resulting from operations		(13,683)		50,221		77,114		58,277		21,233		4,802

CONTRACT TRANSACTIONS:
Proceeds from units sold		49,743		45,086		39,308		15,003		-		-
Transfers for contract benefits and terminations		(102,760)		(18,373)		(1,796)		(11,314)		(26,825)		(12,612)
Net transfers		15,844		84,922		7,677		2,955		11,946		54,957
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in payout phase		-				-				-
Other, net		-		-		-		-		-		-

Increase (decrease) in net assets resulting from contract transactions		(37,173)		111,635		45,189		6,644		(14,879)		42,345

Total increase (decrease) in net assets		(50,857)		161,856		122,302		64,921		6,354		47,147

NET ASSETS:
Beginning of period		288,543		126,687		274,119		209,198		103,550		56,403

End of period	$	237,686	$	288,543	$	396,421	$	274,119	$	109,904	$	103,550

CHANGES IN UNITS OUTSTANDING:
Units issued		10,812		9,818		2,986		1,398		2,622		6,624
Units redeemed		(13,203)		(1,654)		(129)		(961)		(3,704)		(2,281)

Net increase (decrease)		(2,391)		8,164		2,858		437		(1,082)		4,343

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS
		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND				WELLS FARGO VT DISCOVERY FUND				WELLS FARGO VT OMEGA GROWTH FUND
		2020		2019		2020		2019		2020		2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	9,997	$	(1,058)	$	(829)	$	(625)	$	(592)	$	(720)
Net realized gain (loss) on investments		(4,853)		(417)		9,496		9,369		9,977		16,751
Change in net unrealized appreciation (depreciation) on investments		14,673		25,388		71,107		7,954		32,645		13,497

Increase (decrease) in net assets resulting from operations		19,817		23,913		79,774		16,698		42,030		29,528

CONTRACT TRANSACTIONS:
Proceeds from units sold		137,620		-		-		-		-		-
Transfers for contract benefits and terminations		(47,654)		(2,569)		-		-		(3,699)		-
Net transfers		(33,395)		(3,878)		86,938		48,794		(4)		(17,215)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in payout phase		38,764				-				-
Other, net		-		-		-		-		-		-

Increase (decrease) in net assets resulting from contract transactions		95,335		(6,447)		86,938		48,794		(3,703)		(17,215)

Total increase (decrease) in net assets		115,152		17,466		166,712		65,492		38,327		12,313

NET ASSETS:
Beginning of period		222,919		205,453		96,238		30,746		99,716		87,403

End of period	$	338,071	$	222,919	$	262,950	$	96,238	$	138,043	$	99,716

CHANGES IN UNITS OUTSTANDING:
Units issued		11,270		259		3,625		1,705		-		486
Units redeemed		(6,862)		(794)		(7)		-		(131)		(1,468)

Net increase (decrease)		4,408		(535)		3,618		1,705		(131)		(982)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS
		WELLS FARGO VT OPPORTUNITY FUND
		2020		2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(271)	$	(839)
Net realized gain (loss) on investments		10,771		16,661
Change in net unrealized appreciation (depreciation) on investments		18,462		23,473

Increase (decrease) in net assets resulting from operations		28,961		39,295

CONTRACT TRANSACTIONS:
Proceeds from units sold		-		-
Transfers for contract benefits and terminations		(4,841)		(4,533)
Net transfers		(5,675)		(5,156)
Contract maintenance charges		-		-
Adjustments to net assets allocated to contracts in payout phase		-
Other, net		-		2,930

Increase (decrease) in net assets resulting from contract transactions		(10,516)		(6,759)

Total increase (decrease) in net assets		18,446		32,536

NET ASSETS:
Beginning of period		162,260		129,724

End of period	$	180,706	$	162,260

CHANGES IN UNITS OUTSTANDING:
Units issued		-		425
Units redeemed		(425)		(410)

Net increase (decrease)		(425)		15

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as COVID-19, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”. The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
AB VPS GROWTH AND INCOME PORTFOLIO	$138,877	$47,818
AB VPS INTERNATIONAL GROWTH PORTFOLIO	23,795	86,230
AB VPS INTERNATIONAL VALUE PORTFOLIO	697	25,404
AB VPS LARGE CAP GROWTH PORTFOLIO	127,285	5,559
AB VPS SMALL/MID CAP VALUE PORT FOLIO	25,552	133,652
ALGER CAPITAL APPRECIATION PORTFOLIO	87,088	19,471
ALGER LARGE CAP GROWTH PORTFOLIO	1,461,749	1,698,373
ALGER MID CAP GROWTH PORTFOLIO	658,299	666,820
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	-	69
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	130,923	448,370
AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND I	140,612	43,248
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	28,567	3,278
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	31,883	45,291
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	217,966	161,497
AMERICAN FUNDS IS BOND FUND	44,603	62
AMERICAN FUNDS IS GLOBAL GROWTH FUND	45,836	44,333
AMERICAN FUNDS IS GROWTH-INCOME FUND	81,151	1,029
AMERICAN FUNDS IS INTERNATIONAL FUND	9	17
AMERICAN FUNDS IS NEW WORLD FUND	89,586	38,747
BLACKROCK GLOBAL ALLOCATION VI FUND	11,386	193,980
BNY MELLON VIF APPRECIATION PORTFOLIO	68,464	173,062
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	22,183	88,968
BNY MELLON IP MIDCAP STOCK PORTFOLIO	5,086	19,537
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	143,929	363.01
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	25,932	2,710
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	9,647	4,691
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	11,307	-
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	0	51,653
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	404,748	183,892
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	3,381	545
DELAWARE VIP EMERGING MARKETS SERIES	83,324	136,076
DELAWARE VIP INTERNATIONAL SERIES	88,384	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	64,675	85,340
DELAWARE VIP SMALL CAP VALUE SERIES	81,199	107,702
DELAWARE VIP SMID CAP CORE SERIES	31,319	79,306
DELAWARE VIP VALUE SERIES	128,506	14,843
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	15,919	7,338
DWS CAPITAL GROWTH VIP	387,430	138,582
DWS CORE EQUITY VIP	113,401	66,580
DWS CROCI® U.S. VIP	14,648	69,679
DWS GLOBAL SMALL CAP VIP	473	284
DWS SMALL CAP INDEX VIP	618,977	775,650
DWS SMALL MID CAP GROWTH VIP	1,250	68
DWS SMALL MID CAP VALUE VIP	12,170	6,900
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	3,892,666	3,558,034

Investment Division	Purchases	Sales
FEDERATED HERMES MANAGED VOLATILITY FUND II	$2,205	$13,838
FRANKLIN SMALL CAP VALUE VIP FUND	102,167	83,035
GREAT-WEST AGGRESSIVE PROFILE FUND	1,066,538	1,218,584
GREAT-WEST BOND INDEX FUND	1,402,302	993,207
GREAT-WEST CONSERVATIVE PROFILE FUND	766,480	50,803
GREAT-WEST INTERNATIONAL INDEX FUND	133,467	70
GREAT-WEST LIFETIME 2015 FUND	43,891	121
GREAT-WEST LIFETIME 2020 FUND	56,545	157
GREAT-WEST LIFETIME 2025 FUND	40,995	114
GREAT-WEST LIFETIME 2030 FUND	18,991	53
GREAT-WEST MID CAP VALUE FUND	3,166	4,079
GREAT-WEST MODERATE PROFILE FUND	602,078	452,073
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	3,106	3,108
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	734,434	38,323
GREAT-WEST MULTI- SECTOR BOND FUND	231,480	78,679
GREAT-WEST REAL ESTATE INDEX FUND	873	366
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	1,763,248	1,349,928
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	33,705	189,329
INVESCO OPPENHEIMER V.I. GLOBAL FUND	79,602	130,627
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	2,627	53,626
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	77,682	2,769
INVESCO V.I. COMSTOCK FUND	1,159	217,486
INVESCO V.I. CORE EQUITY FUND	0	709
INVESCO V.I. GROWTH & INCOME FUND	-	139,490
INVESCO V.I. HIGH YIELD FUND	708	1,217
INVESCO V.I. INTERNATIONAL GROWTH FUND	20,922	55,529
INVESCO V.I. MID CAP CORE EQUITY FUND	21,841	407
INVESCO V.I. SMALL CAP EQUITY FUND	100	474
INVESCO V.I. TECHNOLOGY FUND	27,777	27,406
IVY VIP INTERNATIONAL CORE EQUITY	15,601	478,874
JANUS HENDERSON VIT BALANCED PORTFOLIO	57,075	1,424
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	7,052,124	6,762,897
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	58,168	216,547
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	195,040	498,726
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	98,240	72,509
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO	119,632	4,972
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	160,296	33849.41
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	294	989
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	24,815	16,136
JANUS HENDERSON VIT RESEARCH PORTFOLIO	30,530	8,002
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	2,079	483
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	94,218	76,710
LORD ABBETT SERIES SHORT DURATION PORTFOLIIO	13,643	41
LVIP BARON GROWTH OPPORTUNITIES FUND	237,818	393,275
MFS VIT UTILITIES SERIES	20,899	29,008
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	186,004	405,304
MFS VIT III MID CAP VALUE PORTFOLIO	11,120	11,258
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	45,289	110,530
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	1	14,841
NVIT MID CAP INDEX FUND	224,842	189,505
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	17,090	8,441
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	78,323	348

Investment Division	Purchases	Sales
PIMCO VIT HIGH YIELD PORTFOLIO	$133,566	$47,541
PIMCO VIT LOW DURATION PORTFOLIO	540,218	611,254
PIMCO VIT REAL RETURN PORTFOLIO	76,563	1,101
PIMCO VIT TOTAL RETURN PORTFOLIO	623,544	889,705
PIONEER FUND VCT PORTFOLIO	116,601	26,758
PIONEER MID CAP VALUE VCT PORTFOLIO	25,751	51,565
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	42,412	14,305
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	1,698	54,482
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	0	92
PUTNAM VT EQUITY INCOME FUND	189,280	400,433
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	7,616	837
PUTNAM VT GLOBAL HEALTH CARE FUND	434,891	437,987
PUTNAM VT INCOME FUND	258,898	16,398
PUTNAM VT INTERNATIONAL VALUE FUND	9,291	13,489
PUTNAM VT MORTGAGE SECURITIES FUND	81,805	108,444
PUTNAM VT MULTI-CAP CORE FUND	108,271	61,673
ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO	18,998	11,572
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	21,259,356	19,879,193
SCHWAB S&P 500 INDEX PORTFOLIO	7,083,311	10,048,905
SCHWAB VIT BALANCED PORTFOLIO	49,974	142,019
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	11,794	6,297
SCHWAB VIT GROWTH PORTFOLIO	5,952	187,329
TEMPLETON FOREIGN VIP FUND	4,679	33,692
TEMPLETON GLOBAL BOND VIP FUND	86,951	5,709
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	987	6,210
TOUCHSTONE VST BOND FUND	42,306	169,911
TOUCHSTONE VST COMMON STOCK FUND	67,224	79,935
TOUCHSTONE VST COMMON STOCK FUND CLASS SC	19,993	199,279
TOUCHSTONE VST SMALL COMPANY FUND	2,759	42,040
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	139,066	5,049
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	80,412	843
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	452,626	17,898
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	107,913	3,006
VANGUARD VIF MID-CAP INDEX PORTFOLIO	505,561	626,758
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	161,641	188,192
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	78,128	3,101
VAN ECK VIP GLOBAL HARD ASSETS FUND	16,780	31,466
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	149,996	83,442
WELLS FARGO VT DISCOVERY FUND	96,618	837
WELLS FARGO VT OMEGA GROWTH FUND	8,724	4,298
WELLS FARGO VT OPPORTUNITY FUND	12,128	11,459

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 6, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AB VPS GROWTH AND INCOME PORTFOLIO
2020	14	$ 25.21	to	$ 16.69	$ 275	1.68%	0.49%	to	0.85%	1.84%	to	2.22%
2019	9	$ 24.75	to	$ 16.33	$ 176	1.25%	0.49%	to	0.85%	22.87%	to	23.30%
2018	9	$ 20.14	to	$ 13.24	$ 144	0.97%	0.49%	to	0.85%	(6.41) %	to	(6.07) %
2017	7	$ 21.52	to	$ 14.02	$ 126	1.61%	0.65%	to	0.85%	17.92%	to	18.16%
2016	3	$ 18.25	to	$ 18.25	$ 60	0.73%	0.85%	to	0.85%	10.36%	to	10.36%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2020	12	$ 23.92	to	$ 14.08	$ 269	1.42%	0.65%	to	0.85%	28.81%	to	29.07%
2019	17	$ 18.57	to	$ 10.91	$ 306	0.60%	0.65%	to	0.85%	26.45%	to	26.70%
2018	21	$ 14.68	to	$ 8.61	$ 295	0.70%	0.65%	to	0.85%	(18.11) %	to	(17.95) %
2017	18	$ 17.93	to	$ 10.49	$ 312	0.87%	0.65%	to	0.85%	33.89%	to	34.16%
2016	14	$ 13.39	to	$ 7.82	$ 197	0.00%	0.65%	to	0.85%	(7.66) %	to	(7.49) %
AB VPS INTERNATIONAL VALUE PORTFOLIO
2020	8	$ 8.85	to	$ 7.90	$ 66	2.03%	0.65%	to	0.85%	1.58%	to	1.80%
2019	11	$ 8.71	to	$ 7.76	$ 90	0.92%	0.65%	to	0.85%	16.15%	to	16.38%
2018	11	$ 7.50	to	$ 6.67	$ 82	1.52%	0.65%	to	0.85%	(23.45) %	to	(23.29) %
2017	11	$ 9.80	to	$ 8.69	$ 108	2.26%	0.65%	to	0.85%	24.37%	to	24.61%
2016	11	$ 7.88	to	$ 6.98	$ 87	1.03%	0.65%	to	0.85%	(1.34) %	to	(1.15) %
AB VPS LARGE CAP GROWTH PORTFOLIO
2020	12	$ 43.88	to	$ 30.75	$ 446	0.00%	0.49%	to	0.85%	34.35%	to	34.82%
2019	8	$ 32.66	to	$ 22.81	$ 244	0.00%	0.49%	to	0.85%	35.56%	to	36.05%
2018	8	$ 24.09	to	$ 16.76	$ 166	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	5	$ 15.99	to	$ 23.53	$ 121	0.00%	0.65%	to	0.85%	33.38%	to	33.65%
2016	6	$ 17.31	to	$ 17.60	$ 110	0.00%	0.65%	to	0.85%	0.27%	to	0.47%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2020	8	$ 25.55	to	$ 14.19	$ 187	1.28%	0.65%	to	0.85%	2.49%	to	2.72%
2019	16	$ 24.93	to	$ 13.81	$ 319	0.59%	0.65%	to	0.85%	19.08%	to	19.32%
2018	18	$ 20.93	to	$ 11.58	$ 306	0.52%	0.65%	to	0.85%	(15.76) %	to	(15.58) %
2017	16	$ 24.85	to	$ 13.79	$ 351	0.47%	0.49%	to	0.85%	12.20%	to	12.60%
2016	21	$ 22.15	to	$ 12.25	$ 397	0.60%	0.49%	to	0.85%	24.03%	to	24.48%
ALGER CAPITAL APPRECIATION PORTFOLIO
2020	7	$ 24.35	to	$ 24.35	$ 159	0.00%	0.49%	to	0.49%	41.08%	to	41.08%
2019	3	$ 17.26	to	$ 17.26	$ 59	0.00%	0.49%	to	0.49%	32.93%	to	32.93%
2018	4	$ 12.99	to	$ 12.99	$ 49	0.07%	0.49%	to	0.49%	(0.59) %	to	(0.59) %
2017	5	$ 12.94	to	$ 13.06	$ 59	0.23%	0.49%	to	0.85%	29.96%	to	30.44%
2016	1	$ 10.02	to	$ 10.02	$ 12	0.20%	0.49%	to	0.49%	0.02%	to	0.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2020	32	$ 78.37	to	$ 41.56	$ 2,289	0.19%	0.65%	to	0.85%	65.61%	to	65.97%
2019	36	$ 47.32	to	$ 25.04	$ 1,595	0.00%	0.65%	to	0.85%	26.35%	to	26.60%
2018	38	$ 37.45	to	$ 19.78	$ 1,324	0.00%	0.65%	to	0.85%	1.34%	to	1.55%
2017	40	$ 36.96	to	$ 19.48	$ 1,381	0.00%	0.65%	to	0.85%	27.38%	to	27.63%
2016	47	$ 29.01	to	$ 10.69	$ 1,169	0.00%	0.49%	to	0.85%	(1.66) %	to	(1.31) %
ALGER MID CAP GROWTH PORTFOLIO
2020	12	$ 55.14	to	$ 26.32	$ 468	0.00%	0.49%	to	0.85%	63.23%	to	63.87%
2019	12	$ 33.78	to	$ 16.06	$ 298	0.00%	0.49%	to	0.85%	29.15%	to	29.62%
2018	14	$ 26.15	to	$ 12.39	$ 274	0.00%	0.49%	to	0.85%	(8.24) %	to	(7.91) %
2017	16	$ 28.50	to	$ 13.46	$ 368	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	16	$ 22.15	to	$ 12.79	$ 295	0.00%	0.65%	to	0.85%	0.12%	to	0.32%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2020	1	$17.46	to	$17.46	$17	14.72%	0.65%	to	0.65%	8.84%	to	8.84%
2019	1	$16.04	to	$16.04	$16	0.00%	0.65%	to	0.65%	39.44%	to	39.44%
2018	1	$11.50	to	$11.50	$11	5.74%	0.65%	to	0.65%	(12.79) %	to	(12.79) %
2017	1	$13.19	to	$13.19	$13	2.95%	0.65%	to	0.65%	24.68%	to	24.68%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2020	44	$29.20	to	$15.52	$836	1.17%	0.65%	to	0.85%	11.59%	to	11.80%
2019	68	$26.17	to	$14.01	$1,169	1.56%	0.49%	to	0.85%	18.84%	to	19.26%
2018	67	$22.02	to	$11.74	$973	1.10%	0.49%	to	0.85%	(4.65) %	to	(4.30) %
2017	48	$23.10	to	$12.20	$832	1.44%	0.65%	to	0.85%	12.95%	to	13.18%
2016	34	$20.45	to	$15.56	$646	1.60%	0.65%	to	0.85%	6.09%	to	6.30%
AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND
2020	44	$24.85	to	$17.30	$804	2.18%	0.49%	to	0.85%	10.86%	to	11.26%
2019	42	$15.24	to	$15.55	$665	2.08%	0.49%	to	0.85%	22.90%	to	23.34%
2018	37	$12.40	to	$12.61	$475	2.24%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
2017	5	$13.43	to	$13.60	$89	2.27%	0.49%	to	0.85%	19.46%	to	19.90%
2016	4	$16.82	to	$11.30	$61	2.33%	0.65%	to	0.65%	12.75%	to	12.75%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2020	15	$33.00	to	$15 .54	$340	0.49%	0.49%	to	0.85%	24.81%	to	25.28%
2019	14	$26.44	to	$12.40	$253	0.85%	0.49%	to	0.85%	27.33%	to	27.80%
2018	12	$20.76	to	$9.63	$183	1.30%	0.65%	to	0.85%	(15.95) %	to	(15.77) %
2017	10	$24.70	to	$11.44	$199	0.81%	0.65%	to	0.85%	30.10%	to	30.36%
2016	8	$18.99	to	$8.84	$136	1.43%	0.65%	to	0.85%	(6.29) %	to	(6.11) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2020	12	$37.73	to	$16.23	$297	1.80%	0.49%	to	0.85%	0.25%	to	0.60%
2019	12	$37.64	to	$16.13	$315	1.92%	0.49%	to	0.85%	27.90%	to	28.36%
2018	12	$29.43	to	$12.56	$257	1.27%	0.49%	to	0.85%	(13.70) %	to	(13.39) %
2017	14	$34.10	to	$14.51	$338	1.44%	0.49%	to	0.85%	10.53%	to	10.92%
2016	9	$30.85	to	$13.08	$248	1.57%	0.49%	to	0.85%	21.68%	to	22.12%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	135	$33.31	to	$15.23	$2,979	2.53%	0.49%	to	0.85%	0.11%	to	0.51%
2019	138	$33.27	to	$15.15	$3,001	2.15%	0.49%	to	0.85%	25.96%	to	26.41%
2018	96	$26.41	to	$11.99	$1,844	1.70%	0.49%	to	0.85%	(9.92) %	to	(9.59) %
2017	69	$29.32	to	$13.26	$1,732	1.67%	0.49%	to	0.85%	7.83%	to	8.21%
2016	79	$27.19	to	$12.25	$1,851	1.72%	0.49%	to	0.85%	19.46%	to	19.90%
AMERICAN FUNDS IS BOND FUND
(Effective date 4/30/2020)
2020	4	$10.47	to	$10.47	$45	1.95%	0.65%	to	0.65%	4.70%	to	4.70%
AMERICAN FUNDS IS GLOBAL GROWTH FUND
2020	8	$22.53	to	$22.83	$186	0.65%	0.49%	to	0.69%	29.88%	to	30.14%
2019	8	$17.54	to	$17.54	$148	1.36%	0.49%	to	0.49%	34.95%	to	34.95%
2018	9	$13.00	to	$13.00	$115	0.97%	0.49%	to	0.49%	(9.26) %	to	(9.26) %
2017	5	$14.32	to	$14.32	$71	1.13%	0.49%	to	0.49%	31.16%	to	31.16%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2020	12	$ 13.31	to	$ 13.38	$ 160	1.45%	0.49%	to	0.69%	12.47%	to	12.71%
2019	6	$ 11.84	to	$ 11.87	$ 68	1.24%	0.49%	to	0.65%	25.04%	to	25.22%
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2020	4	$ 13.91	to	$ 13.91	$ 6	0.73%	0.49%	to	0.49%	13.45%	to	13.45%
2019	0*	$ 12.26	to	$ 12.26	$ 5	1.71%	0.49%	to	0.49%	22.30%	to	22.30%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2020	12	$ 17.89	to	$ 18.06	$ 209	0.09%	0.49%	to	0.69%	22.73%	to	23.00%
2019	7	$ 14.68	to	$ 14.68	$ 102	0.96%	0.49%	to	0.49%	28.51%	to	28.51%
2018	7	$ 11.42	to	$ 11.42	$ 83	0.97%	0.49%	to	0.49%	(14.46) %	to	(14.46) %
2017	4	$ 13.28	to	$ 13.36	$ 53	1.39%	0.49%	to	0.85%	28.34%	to	28.82%
2016	0*	$ 10.37	to	$ 10.37	$ 3	0.70%	0.49%	to	0.49%	3.68%	to	3.68%
BLACKROCK GLOBAL ALLOCATION VI FUND
2020	19	$ 14.83	to	$ 15.03	$ 277	0.93%	0.49%	to	0.69%	20.19%	to	20.42%
2019	32	$ 12.34	to	$ 12.48	$ 399	1.23%	0.49%	to	0.69%	17.18%	to	17.41%
2018	41	$ 10.53	to	$ 10.63	$ 436	1.17%	0.49%	to	0.69%	(7.98) %	to	(7.80) %
2017	23	$ 11.45	to	$ 11.61	$ 270	1.25%	0.65%	to	0.69%	13.07%	to	13.12%
2016	21	$ 10.12	to	$ 10.26	$ 217	1.35%	0.65%	to	0.69%	3.40%	to	3.45%
BNY MELLON IP MIDCAP STOCK PORTFOLIO
2020	30	$ 36.02	to	$ 14.94	$ 483	0.90%	0.49%	to	0.85%	7.18%	to	7.60%
2019	31	$ 33.61	to	$ 13.88	$ 467	0.64%	0.49%	to	0.85%	19.17%	to	19.60%
2018	32	$ 28.20	to	$ 11.61	$ 404	0.22%	0.49%	to	0.85%	(16.21) %	to	(15.90) %
2017	4	$ 33.66	to	$ 13.80	$ 102	0.93%	0.49%	to	0.85%	14.41%	to	14.81%
2016	3	$ 29.42	to	$ 11.97	$ 78	1.04%	0.65%	to	0.85%	14.49%	to	14.74%
BNY MELLON VIF APPRECIATION PORTFOLIO
2020	22	$ 35.14	to	$ 31.44	$ 750	0.87%	0.65%	to	0.85%	22.66%	to	22.89%
2019	28	$ 28.65	to	$ 25.58	$ 767	1.11%	0.65%	to	0.85%	34.94%	to	35.21%
2018	19	$ 21.23	to	$ 18.92	$ 396	1.24%	0.65%	to	0.85%	(7.65) %	to	(7.47) %
2017	21	$ 22.99	to	$ 20.45	$ 490	1.34%	0.65%	to	0.85%	26.26%	to	26.51%
2016	28	$ 18.21	to	$ 16.16	$ 513	1.62%	0.65%	to	0.85%	6.99%	to	7.20%
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	10	$ 34.17	to	$ 21.04	$ 242	0.79%	0.65%	to	0.85%	23.57%	to	23.86%
2019	15	$ 27.65	to	$ 16.99	$ 279	0.94%	0.65%	to	0.85%	28.03%	to	28.28%
2018	12	$ 21.60	to	$ 13.58	$ 184	0.79%	0.65%	to	0.85%	(5.50) %	to	(5.31) %
2017	13	$ 22.85	to	$ 14.34	$ 214	0.75%	0.65%	to	0.85%	18.70%	to	18.94%
2016	13	$ 19.25	to	$ 12.06	$ 182	1.00%	0.65%	to	0.85%	9.10%	to	9.32%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2020	13	$ 16.27	to	$ 16.29	$ 213	0.00%	0.65%	to	0.69%	29.84%	to	29.90%
2019	3	$ 12.54	to	$ 12.54	$ 41	0.23%	0.65%	to	0.65%	31.31%	to	31.31%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2020	4	$16.16	to	$16.31	$69	0.45%	0.65%	to	0.85%	14.38%	to	14.64%
2019	3	$14.23	to	$14.23	$39	0.63%	0.65%	to	0.65%	32.09%	to	32.09%
2018	3	$10.78	to	$10.78	$28	0.50%	0.65%	to	0.65%	(13.09) %	to	(13.09) %
2017	3	$12.40	to	$12.40	$32	0.44%	0.65%	to	0.65%	12.07%	to	12.07%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2020	4	$22.87	to	$22.93	$96	0.00%	0.65%	to	0.69%	42.28%	to	42.31%
2019	4	$16.11	to	$16.11	$64	0.00%	0.65%	to	0.65%	26.05%	to	26.05%
2018	8	$12.78	to	$12.78	$99	0.00%	0.65%	to	0.65%	2.77%	to	2.77%
2017	6	$12.44	to	$12.44	$70	0.00%	0.65%	to	0.65%	23.46%	to	23.46%
COLUMBIA VARIABLE PORTFOLIO—EMERGING MARKETS FUND
(Effective date 4/30/2020)
2020	1	$16.02	to	$16.02	$12	0.00%	0.69%	to	0.69%	60.18%	to	60.18%
COLUMBIA VARIABLE PORTFOLIO—LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2020	56	$22.64	to	$23.02	$1,280	0.00%	0.49%	to	0.85%	33.31%	to	33.76%
2019	58	$16.98	to	$17.21	$999	0.00%	0.49%	to	0.85%	34.39%	to	34.86%
2018	57	$12.64	to	$12.76	$732	0.00%	0.49%	to	0.85%	(4.95) %	to	(4.60) %
2017	14	$13.30	to	$13.34	$184	0.00%	0.65%	to	0.85%	26.76%	to	27.01%
2016	14	$10.49	to	$10.50	$144	0.00%	0.65%	to	0.85%	4.90%	to	5.04%
COLUMBIA VARIABLE PORTFOLIO—SELIGMAN GLOBAL TECHNOLOGY FUND
2020	27	$52.56	to	$40.92	$1,332	0.00%	0.49%	to	0.85%	44.56%	to	45.11%
2019	24	$36.36	to	$28.20	$832	0.00%	0.49%	to	0.85%	53.66%	to	54.22%
2018	31	$23.66	to	$18.29	$729	0.00%	0.49%	to	0.85%	(9.23) %	to	(8.90) %
2017	32	$26.07	to	$20.08	$813	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	22	$19.48	to	$19.71	$425	0.00%	0.65%	to	0.85%	18.01%	to	18.24%
COLUMBIA VARIABLE PORTFOLIO—SMALL CAP VALUE FUND
2020	3	$31.98	to	$32.73	$93	0.35%	0.65%	to	0.85%	7.66%	to	7.90%
2019	3	$29.70	to	$30.33	$87	0.30%	0.65%	to	0.85%	19.96%	to	20.20%
2018	4	$24.76	to	$25.24	$98	0.15%	0.65%	to	0.85%	(18.86) %	to	(18.70) %
2017	4	$30.51	to	$31.04	$121	0.15%	0.65%	to	0.85%	13.02%	to	13.25%
2016	1	$27.41	to	$12.45	$19	0.23%	0.49%	to	0.65%	31.88%	to	32.08%
DELAWARE VIP EMERGING MARKETS SERIES
2020	24	$15.67	to	$15.32	$373	0.87%	0.49%	to	0.85%	23.99%	to	24.43%
2019	29	$12.64	to	$12.31	$357	0.68%	0.49%	to	0.85%	21.59%	to	22.02%
2018	26	$10.39	to	$10.08	$268	2.67%	0.49%	to	0.85%	(16.52) %	to	(16.22) %
2017	11	$12.45	to	$12.04	$137	0.10%	0.49%	to	0.85%	39.36%	to	39.87%
2016	1	$8.56	to	$8.61	$8	0.30%	0.49%	to	0.69%	13.15%	to	13.37%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	9	$10.18	to	$10.18	$90	0.00%	0.49%	to	0.69%	1.77%	to	1.78%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DELAWARE VIP SMALL CAP VALUE SERIES
2020	17	$41.68	to	$14.42	$476	1.43%	0.49%	to	0.85%	(2.73) %	to	(2.37) %
2019	18	$42.85	to	$14.77	$552	1.06%	0.49%	to	0.85%	27.06%	to	27.51%
2018	19	$33.73	to	$11.58	$460	0.84%	0.49%	to	0.85%	(17.43) %	to	(17.13) %
2017	23	$40.84	to	$13.98	$691	0.81%	0.49%	to	0.85%	11.11%	to	11.50%
2016	17	$36.76	to	$12.54	$471	0.96%	0.49%	to	0.85%	30.30%	to	30.77%
DELAWARE VIP SMID CAP CORE SERIES
2020	9	$35.36	to	$18.89	$244	0.59%	0.49%	to	0.85%	10.15%	to	10.52%
2019	12	$32.10	to	$17.09	$286	0.53%	0.49%	to	0.85%	28.53%	to	29.00%
2018	13	$24.97	to	$13.25	$233	0.17%	0.49%	to	0.85%	(12.87) %	to	(12.55) %
2017	9	$28.66	to	$15.15	$206	0.29%	0.49%	to	0.85%	17.64%	to	18.06%
2016	7	$24.36	to	$12.78	$161	0.18%	0.65%	to	0.85%	7.38%	to	7.60%
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2020	16	$12.67	to	$12.77	$208	2.27%	0.49%	to	0.69%	(0.30) %	to	(0.11) %
2019	8	$12.71	to	$12.78	$103	0.28%	0.49%	to	0.69%	19.14%	to	19.38%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
2020	10	$13.81	to	$13.99	$140	2.15%	0.49%	to	0.69%	3.27%	to	3.51%
2019	9	$13.52	to	$13.52	$124	1.39%	0.49%	to	0.49%	21.96%	to	21.96%
2018	8	$11.09	to	$11.09	$90	1.05%	0.49%	to	0.49%	(16.28) %	to	(16.28) %
2017	5	$13.25	to	$13.25	$71	1.39%	0.49%	to	0.49%	9.23%	to	9.23%
2016	3	$12.13	to	$12.13	$42	1.14%	0.49%	to	0.49%	26.88%	to	26.88%
DWS CAPITAL GROWTH VIP
2020	47	$44.59	to	$28.46	$1,914	0.51%	0.65%	to	0.85%	37.88%	to	38.11%
2019	41	$32.34	to	$20.61	$1,258	0.43%	0.65%	to	0.85%	35.97%	to	36.25%
2018	41	$23.79	to	$15.12	$933	0.70%	0.65%	to	0.85%	(2.44) %	to	(2.24) %
2017	42	$24.38	to	$15.47	$977	0.73%	0.65%	to	0.85%	25.23%	to	25.48%
2016	41	$19.47	to	$18.07	$783	1.00%	0.65%	to	0.85%	3.37%	to	3.58%
DWS CORE EQUITY VIP
2020	15	$31.42	to	$21.15	$357	1.40%	0.49%	to	0.85%	15.14%	to	15.59%
2019	14	$27.29	to	$18.30	$285	1.07%	0.49%	to	0.85%	29.20%	to	29.66%
2018	13	$21.12	to	$14.12	$223	1.63%	0.49%	to	0.85%	(6.49) %	to	(6.15) %
2017	11	$22.59	to	$15.04	$213	1.08%	0.49%	to	0.85%	20.00%	to	20.43%
2016	7	$18.04	to	$19.15	$122	1.49%	0.65%	to	0.85%	9.55%	to	9.77%
DWS CROCI® U.S. VIP
2020	4	$19.33	to	$14.96	$85	2.41%	0.65%	to	0.85%	(12.92) %	to	(12.72) %
2019	7	$22.20	to	$17.14	$161	1.91%	0.65%	to	0.85%	31.83%	to	32.09%
2018	13	$16.84	to	$12.98	$224	2.50%	0.65%	to	0.85%	(11.26) %	to	(11.07) %
2017	15	$18.97	to	$14.59	$284	1.50%	0.65%	to	0.85%	21.84%	to	22.10%
2016	16	$15.57	to	$11.95	$251	1.07%	0.65%	to	0.85%	(5.19) %	to	(5.00) %
DWS GLOBAL SMALL CAP VIP
2020	6	$12.84	to	$12.84	$75	0.86%	0.65%	to	0.65%	16.58%	to	16.58%
2019	6	$11.01	to	$11.01	$64	0.00%	0.65%	to	0.65%	20.50%	to	20.50%
2018	12	$9.05	to	$9.19	$107	0.28%	0.49%	to	0.85%	(21.19) %	to	(20.90) %
2017	12	$11.48	to	$11.62	$138	0.00%	0.49%	to	0.85%	19.01%	to	19.44%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DWS SMALL CAP INDEX VIP
2020	51	$ 46.89	to	$ 18.05	$ 1,222	1.20%	0.49%	to	0.85%	18.43%	to	18.84%
2019	63	$ 39.59	to	$ 15.19	$ 1,243	1.16%	0.49%	to	0.85%	24.16%	to	24.61%
2018	58	$ 31.89	to	$ 12.19	$ 1,111	0.95%	0.49%	to	0.85%	(11.99) %	to	(11.67) %
2017	54	$ 36.23	to	$ 13.80	$ 1,246	0.89%	0.49%	to	0.85%	13.37%	to	13.78%
2016	42	$ 31.96	to	$ 19.47	$ 989	1.12%	0.65%	to	0.85%	20.01%	to	20.24%
DWS SMALL MID CAP GROWTH VIP
2020	1	$ 19.01	to	$ 19.01	$ 20	0.05%	0.65%	to	0.65%	30.72%	to	30.72%
2019	1	$ 14.54	to	$ 14.54	$ 15	0.00%	0.65%	to	0.65%	21.62%	to	21.62%
2018	1	$ 11.95	to	$ 11.95	$ 12	0.00%	0.65%	to	0.65%	(14.15) %	to	(14.15) %
2017	1	$ 13.92	to	$ 13.92	$ 14	0.00%	0.65%	to	0.65%	21.34%	to	21.34%
DWS SMALL MID CAP VALUE VIP
2020	7	$ 20.15	to	$ 20.02	$ 140	1.51%	0.65%	to	0.85%	(1.64) %	to	(1.47) %
2019	7	$ 19.85	to	$ 20.32	$ 149	0.72%	0.65%	to	0.85%	20.49%	to	20.73%
2018	7	$ 17.01	to	$ 16.83	$ 126	1.38%	0.65%	to	0.85%	(16.73) %	to	(16.57) %
2017	8	$ 20.42	to	$ 20.17	$ 162	0.72%	0.65%	to	0.85%	9.59%	to	9.81%
2016	8	$ 18.64	to	$ 18.37	$ 146	0.56%	0.65%	to	0.85%	15.90%	to	16.13%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2020	186	$ 21.80	to	$ 11.47	$ 2,594	2.51%	0.49%	to	0.85%	4.34%	to	4.71%
2019	153	$ 20.89	to	$ 10.95	$ 2,198	1.59%	0.49%	to	0.85%	5.00%	to	5.38%
2018	92	$ 19.90	to	$ 10.39	$ 1,482	2.37%	0.49%	to	0.85%	(0.40) %	to	(0.04) %
2017	85	$ 19.98	to	$ 10.40	$ 1,423	2.39%	0.49%	to	0.85%	1.07%	to	1.43%
2016	92	$ 19.77	to	$ 12.21	$ 1,566	2.30%	0.65%	to	0.85%	0.74%	to	0.95%
FEDERATED HERMES MANAGED VOLATILITY FUND II
2020	4	$ 26.17	to	$ 26.17	$ 93	2.73%	0.85%	to	0.85%	0.08%	to	0.08%
2019	4	$ 26.15	to	$ 26.15	$ 106	2.07%	0.85%	to	0.85%	19.21%	to	19.21%
2018	4	$ 21.94	to	$ 21.94	$ 92	1.55%	0.85%	to	0.85%	(9.27) %	to	(9.27) %
2017	1	$ 24.18	to	$ 24.18	$ 31	3.84%	0.85%	to	0.85%	17.11%	to	17.11%
2016	1	$ 20.65	to	$ 20.65	$ 26	4.76%	0.85%	to	0.85%	6.78%	to	6.78%
FRANKLIN SMALL CAP VALUE VIP FUND
2020	32	$ 23.62	to	$ 14.94	$ 598	1.63%	0.49%	to	0.85%	4.29%	to	4.64%
2019	32	$ 22.65	to	$ 14.28	$ 578	1.06%	0.49%	to	0.85%	25.28%	to	25.74%
2018	36	$ 18.08	to	$ 11.35	$ 540	0.77%	0.49%	to	0.85%	(13.62) %	to	(13.31) %
2017	24	$ 20.93	to	$ 13.10	$ 482	0.54%	0.49%	to	0.85%	9.71%	to	10.11%
2016	29	$ 19.08	to	$ 11.89	$ 513	0.83%	0.49%	to	0.85%	29.09%	to	29.55%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2020	96	$ 11.61	to	$ 11.67	$ 1,117	1.54%	0.49%	to	0.69%	6.41%	to	6.69%
2019	60	$ 10.91	to	$ 10.94	$ 653	1.22%	0.49%	to	0.69%	7.34%	to	7.56%
2018	4	$ 10.16	to	$ 10.17	$ 36	0.66%	0.49%	to	0.65%	1.63%	to	1.75%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2020	136	$ 11.56	to	$ 11.56	$ 1,568	2.39%	0.65%	to	0.65%	7.52%	to	7.52%
2019	72	$ 10.75	to	$ 10.75	$ 776	2.20%	0.65%	to	0.65%	10.81%	to	10.81%
2018	72	$ 9.70	to	$ 9.70	$ 696	2.91%	0.60%	to	0.60%	(2.98) %	to	(2.98) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 04/30/2019)
2020	13	$11.39	to	$11.39	$152	12.48%	0.65%	to	0.69%	6.78%	to	6.85%
2019	1	$10.67		$10.67	$16	2.42%	0.65%	to	0.65%	6.66%	to	6.66%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 4/30/2018)
2020	4	$12.09	to	$12.09	$50	1.98%	0.65%	to	0.65%	10.28%	to	10.28%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 4/30/2018)
2020	5	$12.17	to	$12.17	$66	2.08%	0.65%	to	0.65%	10.59%	to	10.59%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 4/30/2018)
2020	4	$12.34	to	$12.34	$48	0.32%	0.65%	to	0.65%	11.51%	to	11.51%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 4/30/2018)
2020	2	$12.45	to	$12.45	$23	2.26%	0.65%	to	0.65%	11.88%	to	11.88%
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/29/2016)
2020	3	$13.73	to	$13.84	$38	0.82%	0.49%	to	0.65%	(0.99) %	to	(0.82) %
2019	3	$13.87	to	$13.95	$38	0.18%	0.49%	to	0.65%	19.72%	to	19.91%
2018	3	$11.59	to	$11.64	$32	4.49%	0.49%	to	0.65%	(12.88) %	to	(12.74) %
2017	3	$13.30	to	$13.33	$37	9.12%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2020	255	$12.12	to	$12.17	$3,099	1.69%	0.49%	to	0.65%	10.50%	to	10.67%
2019	246	$10.97	to	$11.00	$2,707	1.43%	0.49%	to	0.65%	16.76%	to	16.94%
2018	9	$9.39	to	$9.39	$85	2.19%	0.65%	to	0.65%	(6.06) %	to	(6.06) %
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2020	8	$12.28	to	$12.28	$104	2.19%	0.65%	to	0.65%	11.06%	to	11.06%
2019	9	$11.06	to	$11.06	$97	1.24%	0.65%	to	0.65%	19.56%	to	19.56%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2020	130	$11.81	to	$11.81	$1,534	1.56%	0.65%	to	0.65%	8.83%	to	8.83%
2019	59	$10.85	to	$10.85	$643	2.14%	0.65%	to	0.65%	13.71%	to	13.71%
2018	20	$9.54	to	$9.54	$191	1.95%	0.65%	to	0.65%	(4.61) %	to	(4.61) %
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 04/29/2016)
2020	93	$12.59	to	$12.80	$1,193	3.62%	0.49%	to	0.85%	8.17%	to	8.59%
2019	81	$11.79	to	$11.79	$955	1.66%	0.49%	to	0.49%	11.19%	to	11.19%
2018	82	$10.61	to	$10.61	$871	3.08%	0.49%	to	0.49%	(3.58) %	to	(3.58) %
2017	10	$11.00	to	$11.00	$115	2.25%	0.49%	to	0.49%	5.76%	to	5.76%
2016	1	$10.40	to	$10.40	$11	0.59%	0.49%	to	0.49%	4.01%	to	4.01%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 04/30/2019)
2020	8	$9.29	to	$9.29	$78	1.79%	0.65%	to	0.65%	(12.14) %	to	(12.14) %
2019	8	$10.57	to	$10.57	$89	0.00%	0.65%	to	0.65%	5.73%	to	5.73%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2020	1,239	$15.06	to	$15.42	$18,891	2.32%	0.49%	to	0.85%	12.97%	to	13.39%
2019	1,251	$13.33	to	$13.60	$16,852	1.99%	0.49%	to	0.85%	16.80%	to	17.22%
2018	1,259	$11.41	to	$11.52	$14,496	1.99%	0.65%	to	0.85%	(6.13) %	to	(5.94) %
2017	1,301	$12.16	to	$12.25	$15,931	2.05%	0.65%	to	0.85%	11.99%	to	12.21%
2016	1,001	$10.86	to	$10.91	$10,921	2.04%	0.65%	to	0.85%	7.80%	to	8.02%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2020	4	$17.55	to	$17.68	$74	0.00%	0.49%	to	0.69%	23.26%	to	23.53%
2019	14	$14.25	to	$14.31	$201	0.01%	0.49%	to	0.65%	30.43%	to	30.64%
2018	17	$10.93	to	$10.96	$186	0.09%	0.49%	to	0.65%	(2.97) %	to	(2.80) %
INVESCO OPPENHEIMER V.I. GLOBAL FUND
2020	32	$53.41	to	$19.94	$1,195	0.76%	0.49%	to	0.85%	26.57%	to	27.00%
2019	33	$42.20	to	$15.70	$958	0.91%	0.49%	to	0.85%	30.67%	to	31.14%
2018	38	$32.30	to	$11.97	$962	0.96%	0.49%	to	0.85%	(13.92) %	to	(13.61) %
2017	41	$37.52	to	$13.78	$1,238	0.93%	0.65%	to	0.85%	35.51%	to	35.78%
2016	40	$27.69	to	$10.15	$945	1.07%	0.65%	to	0.85%	(0.76) %	to	(0.57) %
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
2020	21	$18.25	to	$14.08	$321	1.03%	0.49%	to	0.85%	20.43%	to	20.95%
2019	25	$15.15	to	$11.64	$317	1.11%	0.49%	to	0.85%	27.52%	to	27.97%
2018	28	$11.88	to	$9.10	$302	0.87%	0.49%	to	0.85%	(20.10) %	to	(19.81) %
2017	28	$14.87	to	$11.35	$386	1.48%	0.49%	to	0.85%	25.22%	to	25.67%
2016	25	$11.87	to	$9.03	$276	1.16%	0.49%	to	0.85%	(2.94) %	to	(2.60) %
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	10	$17.89	to	$18.32	$182	0.66%	0.49%	to	0.85%	18.90%	to	19.37%
2019	6	$15.05	to	$15.35	$84	0.16%	0.49%	to	0.85%	25.40%	to	25.86%
2018	7	$12.15	to	$12.19	$83	0.29%	0.49%	to	0.85%	(11.09) %	to	(10.80) %
2017	6	$13.50	to	$13.67	$81	0.91%	0.49%	to	0.85%	13.19%	to	13.60%
2016	6	$12.07	to	$12.03	$70	0.51%	0.49%	to	0.85%	17.05%	to	17.47%
INVESCO V.I. COMSTOCK FUND
2020	9	$25.24	to	$22.61	$210	1.82%	0.65%	to	0.85%	(1.69) %	to	(1.50) %
2019	22	$25.67	to	$14.52	$451	1.92%	0.65%	to	0.85%	24.24%	to	24.49%
2018	22	$20.66	to	$11.67	$361	1.65%	0.65%	to	0.85%	(12.91) %	to	(12.73) %
2017	20	$23.73	to	$13.45	$416	1.79%	0.49%	to	0.85%	16.85%	to	17.28%
2016	28	$20.30	to	$11.47	$499	1.55%	0.49%	to	0.85%	16.31%	to	16.73%
INVESCO V.I. CORE EQUITY FUND
2020	3	$39.87	to	$39.87	$129	1.49%	0.85%	to	0.85%	12.87%	to	12.87%
2019	3	$35.32	to	$35.32	$114	0.94%	0.85%	to	0.85%	27.87%	to	27.87%
2018	3	$27.62	to	$27.62	$92	0.80%	0.85%	to	0.85%	(10.16) %	to	(10.16) %
2017	4	$30.74	to	$30.74	$137	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	5	$27.39	to	$27.39	$129	0.77%	0.85%	to	0.85%	9.33%	to	9.33%
INVESCO V.I. GROWTH & INCOME FUND
2020	25	$26.87	to	$15.11	$539	2.34%	0.49%	to	0.85%	1.24%	to	1.62%
2019	32	$26.54	to	$14.87	$703	1.03%	0.49%	to	0.85%	24.13%	to	24.57%
2018	83	$21.38	to	$11.94	$1,325	2.16%	0.49%	to	0.85%	(14.12) %	to	(13.81) %
2017	70	$24.90	to	$13.85	$1,401	1.66%	0.49%	to	0.85%	13.35%	to	13.76%
2016	68	$21.97	to	$12.18	$1,159	1.14%	0.49%	to	0.85%	18.68%	to	19.12%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. HIGH YIELD FUND
2020	11	$25.82	to	$12.28	$134	6.54%	0.49%	to	0.85%	2.46%	to	2.79%
2019	10	$25.20	to	$11.95	$131	4.87%	0.49%	to	0.85%	12.55%	to	12.95%
2018	13	$22.39	to	$10.58	$169	5.31%	0.49%	to	0.85%	(4.18) %	to	(3.83) %
2017	12	$23.37	to	$11.00	$162	3.80%	0.49%	to	0.85%	5.40%	to	5.79%
2016	9	$22.17	to	$10.40	$122	4.23%	0.49%	to	0.85%	10.28%	to	10.67%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	28	$19.72	to	$16.94	$529	2.59%	0.65%	to	0.85%	13.03%	to	13.28%
2019	31	$11.98	to	$14.95	$507	1.58%	0.65%	to	0.85%	27.48%	to	27.74%
2018	31	$9.40	to	$11.71	$405	2.07%	0.65%	to	0.85%	(15.73) %	to	(15.53) %
2017	35	$16.23	to	$11.30	$522	1.44%	0.49%	to	0.85%	21.96%	to	22.40%
2016	45	$13.31	to	$9.23	$538	1.52%	0.49%	to	0.85%	(1.29) %	to	(0.93) %
INVESCO V.I. MID CAP CORE EQUITY FUND
2020	4	$27.52	to	$28.17	$115	0.80%	0.65%	to	0.85%	8.34%	to	8.54%
2019	3	$25.40	to	$25.95	$85	0.47%	0.65%	to	0.85%	24.21%	to	24.47%
2018	4	$20.45	to	$20.85	$75	0.52%	0.65%	to	0.85%	(12.10) %	to	(11.92) %
2017	4	$23.27	to	$23.67	$93	0.63%	0.65%	to	0.85%	13.95%	to	14.17%
2016	4	$20.42	to	$10.74	$68	0.08%	0.65%	to	0.85%	12.48%	to	12.71%
INVESCO V.I. SMALL CAP EQUITY FUND
2020	5	$37.53	to	$16.90	$116	0.40%	0.49%	to	0.85%	26.16%	to	26.57%
2019	5	$29.75	to	$13.35	$92	0.00%	0.49%	to	0.85%	25.53%	to	25.98%
2018	8	$23.70	to	$10.60	$106	0.00%	0.49%	to	0.85%	(15.81) %	to	(15.53) %
2017	3	$28.15	to	$12.55	$69	0.00%	0.49%	to	0.85%	13.10%	to	13.51%
2016	2	$24.89	to	$11.05	$39	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
INVESCO V.I. TECHNOLOGY FUND
2020	30	$29.96	to	$11.07	$352	0.00%	0.85%	to	0.85%	44.88%	to	44.85%
2019	31	$7.64	to	$7.64	$235	0.00%	0.85%	to	0.85%	34.73%	to	34.73%
2018	46	$5.67	to	$15.35	$274	0.00%	0.85%	to	0.85%	(1.31) %	to	(1.30) %
2017	50	$15.55	to	$5.74	$303	0.00%	0.85%	to	0.85%	33.99%	to	33.99%
2016	52	$11.61	to	$4.29	$229	0.00%	0.85%	to	0.85%	(1.59) %	to	(1.58) %
IVY VIP INTERNATIONAL CORE EQUITY
2020	14	$11.33	to	$11.44	$160	3.14%	0.49%	to	0.65%	6.52%	to	6.68%
2019	60	$10.64	to	$10.72	$646	1.68%	0.49%	to	0.65%	17.93%	to	18.11%
2018	10	$9.02	to	$9.08	$91	0.66%	0.49%	to	0.65%	(18.35) %	to	(18.22) %
2017	4	$11.10	to	$11.10	$44	0.75%	0.49%	to	0.49%	22.56%	to	22.56%
2016	1	$9.06	to	$9.06	$9	0.87%	0.49%	to	0.49%	0.59%	to	0.59%
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2020	10	$39.32	to	$17.77	$311	2.76%	0.49%	to	0.85%	13.35%	to	13.79%
2019	7	$34.69	to	$15.62	$226	1.44%	0.49%	to	0.85%	21.55%	to	21.99%
2018	18	$28.54	to	$28.54	$506	2.17%	0.85%	to	0.85%	(0.18) %	to	(0.18) %
2017	19	$28.59	to	$28.59	$534	1.62%	0.85%	to	0.85%	17.43%	to	17.43%
2016	19	$24.35	to	$24.35	$455	2.24%	0.85%	to	0.85%	3.72%	to	3.72%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2020	200	$27.46	to	$17.30	$4,124	2.56%	0.65%	to	0.85%	13.04%	to	13.29%
2019	177	$24.29	to	$15.27	$3,344	1.77%	0.65%	to	0.85%	21.24%	to	21.48%
2018	141	$20.03	to	$12.57	$2,316	1.79%	0.65%	to	0.85%	(0.42) %	to	(0.22) %
2017	131	$20.12	to	$12.60	$2,213	1.39%	0.65%	to	0.85%	17.14%	to	17.37%
2016	126	$17.17	to	$10.73	$1,857	1.94%	0.65%	to	0.85%	3.45%	to	3.65%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2020	171	$26.55	to	$12.46	$2,283	3.12%	0.49%	to	0.85%	9.55%	to	9.98%
2019	183	$24.24	to	$11.33	$2,262	3.46%	0.49%	to	0.85%	8.65%	to	9.03%
2018	157	$22.31	to	$10.39	$1,823	3.60%	0.49%	to	0.85%	(1.84) %	to	(1.49) %
2017	48	$22.73	to	$10.55	$722	2.94%	0.49%	to	0.85%	2.74%	to	3.12%
2016	51	$22.12	to	$10.23	$757	3.17%	0.49%	to	0.85%	1.60%	to	1.96%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2020	88	$18.08	to	$17.40	$1,518	2.52%	0.65%	to	0.85%	9.32%	to	9.59%
2019	107	$10.95	to	$15.88	$1,700	2.63%	0.65%	to	0.85%	8.36%	to	8.57%
2018	134	$15.27	to	$10.20	$1,979	2.67%	0.65%	to	0.85%	(2.13) %	to	(1.92) %
2017	145	$15.60	to	$10.40	$2,189	2.45%	0.65%	to	0.85%	2.48%	to	2.69%
2016	164	$15.22	to	$10.13	$2,421	2.30%	0.65%	to	0.85%	1.36%	to	1.56%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2020	27	$37.47	to	$18.12	$738	0.91%	0.65%	to	0.85%	19.04%	to	19.28%
2019	26	$31.48	to	$15.33	$623	0.97%	0.49%	to	0.85%	27.95%	to	28.42%
2018	27	$24.60	to	$11.94	$501	1.12%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
2017	23	$26.64	to	$12.81	$489	0.78%	0.65%	to	0.85%	25.95%	to	26.21%
2016	25	$21.15	to	$10.19	$431	1.08%	0.49%	to	0.85%	1.21%	to	1.58%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
2020	7	$39.85	to	$40.38	$280	0.00%	0.49%	to	0.69%	50.16%	to	50.48%
2019	4	$26.83	to	$26.83	$107	0.49%	0.49%	to	0.49%	44.47%	to	44.47%
2018	9	$18.41	to	$18.58	$160	0.96%	0.49%	to	0.69%	0.49%	to	0.69%
2017	5	$18.32	to	$18.45	$87	0.00%	0.49%	to	0.69%	44.10%	to	44.38%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
2020	12	$38.81	to	$39.32	$490	0.00%	0.65%	to	0.85%	49.43%	to	49.75%
2019	9	$25.97	to	$27.18	$248	0.55%	0.65%	to	0.85%	43.59%	to	43.88%
2018	14	$18.71	to	$18.25	$254	1.01%	0.65%	to	0.85%	0.05%	to	0.25%
2017	12	$18.70	to	$18.20	$223	0.00%	0.65%	to	0.85%	43.69%	to	43.98%
JANUS HENDERSON OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2020	2	$32.33	to	$32.33	$55	1.50%	0.85%	to	0.85%	15.31%	to	15.31%
2019	2	$28.04	to	$28.04	$48	1.78%	0.85%	to	0.85%	25.94%	to	25.94%
2018	3	$22.26	to	$22.26	$57	1.72%	0.85%	to	0.85%	(15.67) %	to	(15.67) %
2017	3	$26.40	to	$26.40	$86	1.65%	0.85%	to	0.85%	30.01%	to	30.01%
2016	4	$20.30	to	$20.30	$89	4.99%	0.85%	to	0.85%	(7.24) %	to	(7.24) %
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2020	17	$12.17	to	$12.17	$206	1.35%	0.85%	to	0.85%	15.03%	to	15.03%
2019	16	$10.58	to	$10.58	$168	1.88%	0.85%	to	0.85%	25.64%	to	25.64%
2018	25	$8.42	to	$8.42	$212	1.82%	0.85%	to	0.85%	(15.86) %	to	(15.86) %
2017	28	$10.01	to	$10.01	$284	1.57%	0.85%	to	0.85%	29.69%	to	29.69%
2016	32	$7.72	to	$7.72	$244	4.70%	0.85%	to	0.85%	(7.49) %	to	(7.49) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT RESEARCH PORTFOLIO
2020	8	$58.01	to	$58.01	$444	0.59%	0.85%	to	0.85%	31.83%	to	31.83%
2019	8	$44.00	to	$44.00	$343	0.46%	0.85%	to	0.85%	34.37%	to	34.37%
2018	8	$32.74	to	$32.74	$259	0.55%	0.85%	to	0.85%	(3.40) %	to	(3.40) %
2017	8	$33.90	to	$33.90	$271	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	10	$26.73	to	$26.73	$267	0.54%	0.85%	to	0.85%	(0.35) %	to	(0.35) %
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2020	2	$16.88	to	$17.28	$37	1.04%	0.49%	to	0.85%	12.73%	to	13.08%
2019	2	$14.97	to	$15.28	$33	0.40%	0.49%	to	0.85%	23.52%	to	23.97%
2018	2	$12.12	to	$12.32	$27	0.38%	0.49%	to	0.85%	(12.68) %	to	(12.36) %
2017	2	$13.88	to	$14.06	$33	0.33%	0.49%	to	0.85%	14.26%	to	14.66%
2016	2	$12.15	to	$12.26	$30	0.31%	0.49%	to	0.85%	19.20%	to	19.63%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2020	59	$18.08	to	$10.16	$913	2.90%	0.49%	to	0.85%	(2.11) %	to	(1.75) %
2019	59	$18.47	to	$10.34	$917	0.83%	0.49%	to	0.85%	17.14%	to	17.56%
2018	78	$15.77	to	$8.80	$1,041	1.92%	0.49%	to	0.85%	(19.25) %	to	(18.96) %
2017	74	$19.53	to	$10.85	$1,243	1.96%	0.49%	to	0.85%	26.75%	to	27.20%
2016	56	$15.41	to	$8.53	$800	1.03%	0.49%	to	0.85%	19.76%	to	20.20%
LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO
(Effective date 4/30/2020)
2020	1	$10.55	to	$10.55	$14	3.24%	0.69%	to	0.69%	5.46%	to	5.46%
LVIP BARON GROWTH OPPORTUNITIES FUND
2020	31	$78.20	to	$23.38	$1,745	0.00%	0.49%	to	0.85%	32.95%	to	33.42%
2019	30	$58.82	to	$17.52	$1,497	0.00%	0.49%	to	0.85%	35.23%	to	35.73%
2018	30	$43.50	to	$12.91	$1,163	0.00%	0.49%	to	0.85%	(4.75) %	to	(4.40) %
2017	37	$45.67	to	$13.50	$1,505	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	42	$36.20	to	$10.66	$1,401	0.54%	0.49%	to	0.85%	4.68%	to	5.05%
MFS VIT UTILITIES SERIES
2020	24	$20.23	to	$14.07	$446	2.44%	0.49%	to	0.85%	4.74%	to	5.09%
2019	26	$19.31	to	$13.39	$452	3.73%	0.49%	to	0.85%	23.74%	to	24.19%
2018	23	$10.61	to	$15.94	$367	1.12%	0.65%	to	0.85%	(0.05) %	to	0.15%
2017	18	$15.61	to	$15.92	$277	4.12%	0.65%	to	0.85%	13.52%	to	13.76%
2016	18	$13.75	to	$13.99	$249	3.59%	0.65%	to	0.85%	10.30%	to	10.52%
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
2020	51	$36.44	to	$17.87	$1,432	0.85%	0.49%	to	0.85%	19.19%	to	19.64%
2019	59	$30.57	to	$14.94	$1,470	1.27%	0.49%	to	0.85%	24.59%	to	25.05%
2018	82	$24.54	to	$11.95	$1,590	0.88%	0.49%	to	0.85%	(10.49) %	to	(10.17) %
2017	91	$27.41	to	$13.30	$2,110	1.23%	0.49%	to	0.85%	25.75%	to	26.20%
2016	58	$21.80	to	$10.54	$1,201	1.13%	0.49%	to	0.85%	2.96%	to	3.33%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2020	18	$12.93	to	$13.01	$237	1.34%	0.49%	to	0.65%	3.22%	to	3.32%
2019	19	$12.53	to	$12.59	$241	1.30%	0.49%	to	0.65%	30.27%	to	30.48%
2018	20	$9.62	to	$9.65	$191	1.19%	0.49%	to	0.65%	(12.03) %	to	(11.88) %
2017	2	$10.94	to	$10.95	$23	0.11%	0.49%	to	0.65%	9.35%	to	9.47%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2020	11	$45.31	to	$45.31	$488	2.94%	0.85%	to	0.85%	(17.56) %	to	(17.56) %
2019	12	$54.96	to	$54.96	$681	1.92%	0.85%	to	0.85%	17.93%	to	17.93%
2018	17	$46.60	to	$46.60	$780	2.67%	0.85%	to	0.85%	(8.50) %	to	(8.50) %
2017	18	$50.93	to	$50.93	$937	1.54%	0.85%	to	0.85%	2.24%	to	2.24%
2016	22	$49.82	to	$49.82	$1,087	1.29%	0.85%	to	0.85%	5.91%	to	5.91%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2020	40	$18.34	to	$18.34	$736	0.22%	0.85%	to	0.85%	(3.66) %	to	(3.66) %
2019	1	$19.04	to	$19.04	$16	0.23%	0.85%	to	0.85%	15.45%	to	15.45%
2018	1	$16.49	to	$16.49	$14	0.23%	0.85%	to	0.85%	(16.20) %	to	(16.20) %
2017	1	$19.68	to	$19.68	$19	0.49%	0.85%	to	0.85%	15.36%	to	15.36%
2016	1	$17.06	to	$17.06	$17	0.25%	0.85%	to	0.85%	15.01%	to	15.01%
NVIT MID CAP INDEX FUND
2020	44	$46.79	to	$17.30	$1,141	1.07%	0.49%	to	0.85%	11.88%	to	12.25%
2019	47	$41.82	to	$15.41	$1,060	1.17%	0.49%	to	0.85%	24.35%	to	24.80%
2018	49	$33.63	to	$12.34	$970	1.17%	0.49%	to	0.85%	(12.32) %	to	(12.00) %
2017	42	$38.36	to	$14.03	$1,057	0.92%	0.49%	to	0.85%	14.60%	to	15.01%
2016	40	$33.47	to	$12.20	$938	1.10%	0.49%	to	0.85%	19.00%	to	19.43%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2020	21	$5.95	to	$6.11	$128	6.97%	0.49%	to	0.85%	0.49%	to	0.93%
2019	20	$5.99	to	$6.05	$123	4.51%	0.49%	to	0.69%	10.66%	to	10.90%
2018	20	$5.41	to	$5.46	$110	2.06%	0.49%	to	0.69%	(14.73) %	to	(14.55) %
2017	21	$6.35	to	$6.39	$132	7.36%	0.49%	to	0.69%	1.47%	to	1.65%
2016	2	$6.25	to	$6.29	$10	1.11%	0.49%	to	0.69%	14.37%	to	14.58%
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2020	9	$11.89	to	$11.89	$102	5.03%	0.49%	to	0.49%	6.20%	to	6.20%
2019	2	$11.20	to	$11.20	$21	4.42%	0.49%	to	0.49%	14.20%	to	14.20%
2018	2	$9.81	to	$9.81	$19	3.40%	0.49%	to	0.49%	(5.20) %	to	(5.20) %
PIMCO VIT HIGH YIELD PORTFOLIO
2020	116	$26.06	to	$13.41	$1,885	5.22%	0.49%	to	0.85%	4.85%	to	5.24%
2019	115	$24.85	to	$12.74	$1,773	4.90%	0.49%	to	0.85%	13.75%	to	14.19%
2018	51	$21.85	to	$11.16	$920	5.09%	0.49%	to	0.85%	(3.48) %	to	(3.13) %
2017	46	$22.63	to	$11.52	$912	4.84%	0.49%	to	0.85%	5.71%	to	6.08%
2016	43	$21.41	to	$10.86	$817	4.86%	0.49%	to	0.85%	11.46%	to	11.90%
PIMCO VIT LOW DURATION PORTFOLIO
2020	263	$14.00	to	$10.70	$3,301	1.30%	0.49%	to	0.85%	2.11%	to	2.47%
2019	267	$13.71	to	$10.44	$3,316	2.75%	0.49%	to	0.85%	3.14%	to	3.52%
2018	249	$13.29	to	$10.08	$3,033	1.92%	0.49%	to	0.85%	(0.51) %	to	(0.15) %
2017	252	$13.36	to	$10.10	$3,085	1.34%	0.49%	to	0.85%	0.50%	to	0.85%
2016	268	$13.29	to	$10.01	$3,308	1.49%	0.49%	to	0.85%	0.54%	to	0.92%
PIMCO VIT REAL RETURN PORTFOLIO
2020	20	$11.85	to	$11.81	$231	1.55%	0.49%	to	0.85%	10.78%	to	11.19%
2019	13	$10.70	to	$10.62	$136	1.66%	0.49%	to	0.85%	7.52%	to	7.90%
2018	13	$9.95	to	$9.84	$129	2.56%	0.49%	to	0.85%	(3.04) %	to	(2.69) %
2017	13	$10.27	to	$10.12	$132	2.24%	0.49%	to	0.85%	2.78%	to	3.15%
2016	9	$9.76	to	$9.81	$92	2.45%	0.49%	to	0.69%	4.48%	to	4.67%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PIMCO VIT TOTAL RETURN PORTFOLIO
2020	311	$19.01	to	$12.41	$4,822	2.31%	0.49%	to	0.85%	7.74%	to	8.08%
2019	338	$17.64	to	$11.48	$4,830	3.00%	0.49%	to	0.85%	7.44%	to	7.84%
2018	301	$16.42	to	$10.64	$4,126	2.55%	0.49%	to	0.85%	(1.38) %	to	(1.02) %
2017	279	$16.65	to	$10.75	$4,012	2.02%	0.49%	to	0.85%	4.03%	to	4.41%
2016	264	$16.01	to	$10.30	$3,764	2.07%	0.49%	to	0.85%	1.81%	to	2.18%
PIONEER FUND VCT PORTFOLIO
2020	26	$42.09	to	$22.19	$711	0.84%	0.49%	to	0.85%	23.22%	to	23.68%
2019	24	$34.16	to	$17.94	$535	0.71%	0.49%	to	0.85%	30.22%	to	30.69%
2018	7	$26.23	to	$18.65	$146	1.14%	0.65%	to	0.85%	(2.35) %	to	(2.15) %
2017	7	$26.86	to	$19.06	$150	1.16%	0.65%	to	0.85%	20.69%	to	20.93%
2016	8	$22.26	to	$15.76	$152	1.33%	0.65%	to	0.85%	8.89%	to	9.10%
PIONEER MID CAP VALUE VCT PORTFOLIO
2020	6	$19.95	to	$18.69	$128	0.88%	0.85%	to	0.85%	1.01%	to	1.01%
2019	8	$19.75	to	$18.94	$167	1.04%	0.65%	to	0.85%	27.00%	to	27.25%
2018	9	$15.55	to	$14.88	$138	0.45%	0.65%	to	0.85%	(20.18) %	to	(20.02) %
2017	9	$19.49	to	$18.61	$165	0.61%	0.65%	to	0.85%	11.92%	to	12.13%
2016	8	$17.41	to	$16.59	$146	0.48%	0.65%	to	0.85%	15.24%	to	15.48%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2020	6	$54.81	to	$24.49	$273	0.00%	0.49%	to	0.85%	38.00%	to	38.53%
2019	6	$39.72	to	$17.68	$188	0.00%	0.49%	to	0.85%	31.96%	to	32.43%
2018	12	$30.10	to	$13.35	$216	0.00%	0.49%	to	0.85%	(7.28) %	to	(6.94) %
2017	13	$32.47	to	$14.35	$268	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	8	$25.18	to	$11.09	$155	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2020	5	$42.93	to	$34.14	$178	0.00%	0.85%	to	0.85%	27.42%	to	27.40%
2019	7	$33.69	to	$33.69	$192	0.00%	0.85%	to	0.85%	27.27%	to	27.27%
2018	7	$26.47	to	$21.05	$163	0.00%	0.85%	to	0.85%	(6.03) %	to	(6.04) %
2017	14	$28.17	to	$13.63	$290	0.00%	0.49%	to	0.85%	24.23%	to	24.68%
2016	17	$22.68	to	$10.93	$270	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2020	2	$10.21	to	$10.21	$19	0.00%	0.85%	to	0.85%	10.84%	to	10.84%
2019	2	$9.21	to	$9.21	$17	0.00%	0.85%	to	0.85%	9.32%	to	9.32%
2018	2	$8.42	to	$8.42	$15	0.00%	0.85%	to	0.85%	(19.11) %	to	(19.11) %
2017	2	$10.41	to	$10.41	$19	0.00%	0.85%	to	0.85%	(1.38) %	to	(1.38) %
2016	2	$10.56	to	$10.56	$19	0.00%	0.85%	to	0.85%	23.77%	to	23.77%
PUTNAM VT EQUITY INCOME FUND
2020	35	$29.20	to	$17.06	$757	1.92%	0.49%	to	0.85%	4.92%	to	5.28%
2019	49	$27.83	to	$16.20	$1,003	1.57%	0.49%	to	0.85%	29.30%	to	29.77%
2018	37	$21.53	to	$12.48	$625	0.67%	0.49%	to	0.85%	(9.27) %	to	(8.94) %
2017	41	$23.73	to	$13.71	$796	1.68%	0.49%	to	0.85%	17.77%	to	18.19%
2016	47	$20.15	to	$11.60	$800	1.90%	0.49%	to	0.85%	12.69%	to	13.09%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2020	12	$14.56	to	$14.70	$172	2.27%	0.65%	to	0.85%	11.66%	to	11.85%
2019	12	$13.04	to	$13.14	$153	1.02%	0.65%	to	0.85%	16.42%	to	16.66%
2018	7	$11.26	to	$11.26	$77	2.07%	0.65%	to	0.65%	(7.63) %	to	(7.63) %
2017	7	$12.19	to	$12.19	$84	0.00%	0.65%	to	0.65%	14.92%	to	14.92%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT GLOBAL HEALTH CARE FUND
2020	22	$29.13	to	$19.05	$530	0.49%	0.49%	to	0.85%	15.27%	to	15.73%
2019	24	$25.27	to	$16.46	$509	0.00%	0.49%	to	0.85%	29.19%	to	29.66%
2018	28	$19.56	to	$12.70	$491	0.92%	0.49%	to	0.85%	(1.44) %	to	(1.08) %
2017	28	$19.84	to	$12.84	$511	0.52%	0.49%	to	0.85%	14.32%	to	14.74%
2016	32	$17.36	to	$11.19	$519	0.00%	0.49%	to	0.85%	(12.10) %	to	(11.79) %
PUTNAM VT INCOME FUND
2020	37	$12.03	to	$12.17	$442	5.24%	0.49%	to	0.69%	5.28%	to	5.47%
2019	17	$11.45	to	$11.54	$201	3.41%	0.49%	to	0.65%	11.52%	to	11.70%
2018	18	$10.33	to	$10.33	$186	3.21%	0.49%	to	0.49%	(0.13) %	to	(0.13) %
2017	18	$10.34	to	$10.34	$189	0.00%	0.49%	to	0.49%	5.39%	to	5.39%
PUTNAM VT INTERNATIONAL VALUE FUND
2020	6	$11.44	to	$11.44	$65	3.26%	0.49%	to	0.49%	3.72%	to	3.72%
2019	6	$11.03	to	$11.03	$68	3.32%	0.49%	to	0.49%	19.85%	to	19.85%
2018	8	$9.20	to	$9.20	$71	2.21%	0.49%	to	0.49%	(17.79) %	to	(17.79) %
2017	7	$11.19	to	$11.19	$80	1.42%	0.49%	to	0.49%	24.45%	to	24.45%
2016	4	$8.99	to	$8.99	$38	0.00%	0.49%	to	0.49%	0.80%	to	0.80%
PUTNAM VT MORTGAGE SECURITIES FUND
2020	54	$11.90	to	$10.97	$606	10.11%	0.49%	to	0.85%	(2.40) %	to	(2.03) %
2019	61	$12.19	to	$11.20	$708	1.95%	0.49%	to	0.85%	12.25%	to	12.64%
2018	47	$10.86	to	$9.94	$485	2.72%	0.49%	to	0.85%	(1.76) %	to	(1.39) %
2017	48	$11.05	to	$10.08	$503	1.18%	0.49%	to	0.85%	1.11%	to	1.46%
2016	33	$10.93	to	$9.94	$366	2.13%	0.49%	to	0.85%	(0.65) %	to	(0.28) %
PUTNAM VT MULTI-CAP CORE FUND
2020	8	$20.26	to	$20.26	$167	0.74%	0.65%	to	0.65%	16.87%	to	16.87%
2019	5	$17.34	to	$17.49	$95	1.34%	0.49%	to	0.65%	31.15%	to	31.36%
2018	5	$13.22	to	$13.32	$73	1.37%	0.49%	to	0.65%	(8.05) %	to	(7.90) %
2017	8	$14.74	to	$14.46	$123	1.36%	0.49%	to	0.65%	22.35%	to	22.54%
2016	11	$12.05	to	$11.80	$126	1.50%	0.49%	to	0.65%	11.62%	to	11.80%
ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO
2020	4	$24.06	to	$11.39	$100	0.95%	0.49%	to	0.85%	(8.10) %	to	(7.81) %
2019	4	$26.18	to	$12.35	$91	0.40%	0.49%	to	0.85%	17.43%	to	17.86%
2018	5	$22.30	to	$10.48	$99	0.29%	0.49%	to	0.85%	(9.28) %	to	(8.94) %
2017	5	$24.58	to	$11.50	$118	0.74%	0.49%	to	0.85%	4.22%	to	4.59%
2016	5	$23.58	to	$23.95	$128	1.70%	0.65%	to	0.85%	19.52%	to	19.75%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2020	829	$12.63	to	$10.09	$9,414	0.30%	0.49%	to	0.85%	(0.59) %	to	(0.16) %
2019	657	$12.70	to	$10.11	$7,892	1.88%	0.49%	to	0.85%	1.04%	to	1.41%
2018	710	$12.57	to	$9.97	$8,301	1.55%	0.49%	to	0.85%	0.66%	to	1.03%
2017	470	$12.48	to	$9.87	$5,523	0.45%	0.49%	to	0.85%	(0.41) %	to	(0.05) %
2016	474	$12.53	to	$9.88	$5,643	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.47) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

SCHWAB S&P 500 INDEX PORTFOLIO
2020	762	$54.39	to	$21.45	$22,796	1.20%	0.49%	to	0.85%	17.27%	to	17.67%
2019	909	$46.38	to	$18.23	$22,537	1.72%	0.49%	to	0.85%	30.37%	to	30.83%
2018	877	$35.57	to	$13.93	$18,992	1.65%	0.49%	to	0.85%	(5.22) %	to	(4.87) %
2017	665	$37.53	to	$14.64	$17,442	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
2016	615	$31.10	to	$12.09	$14,205	1.77%	0.49%	to	0.85%	10.74%	to	11.14%
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2020	8	$12.85	to	$12.97	$99	1.70%	0.49%	to	0.69%	7.45%	to	7.74%
2019	17	$11.96	to	$12.04	$205	1.93%	0.49%	to	0.69%	13.46%	to	13.69%
2018	9	$10.59	to	$10.59	$91	1.34%	0.49%	to	0.49%	(5.10) %	to	(5.10) %
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	44	$13.86	to	$13.99	$612	2.22%	0.49%	to	0.69%	9.29%	to	9.54%
2019	44	$12.68	to	$12.77	$563	1.85%	0.49%	to	0.69%	17.24%	to	17.47%
2018	46	$10.81	to	$10.87	$498	2.12%	0.49%	to	0.69%	(7.35) %	to	(7.17) %
2017	147	$11.67	to	$11.71	$1,716	0.27%	0.49%	to	0.69%	12.92%	to	13.15%
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	3	$14.87	to	$14.87	$42	2.23%	0.49%	to	0.49%	10.79%	to	10.79%
2019	16	$13.32	to	$13.42	$208	1.70%	0.49%	to	0.69%	20.01%	to	20.25%
2018	18	$11.10	to	$11.16	$203	1.34%	0.49%	to	0.69%	(8.99) %	to	(8.80) %
TEMPLETON FOREIGN VIP FUND
2020	15	$12.60	to	$9.20	$159	3.64%	0.49%	to	0.85%	(2.01) %	to	(1.68) %
2019	18	$12.86	to	$9.36	$195	1.62%	0.49%	to	0.85%	11.58%	to	11.98%
2018	34	$11.52	to	$8.36	$338	2.75%	0.49%	to	0.85%	(16.16) %	to	(15.86) %
2017	58	$13.75	to	$9.93	$714	2.77%	0.49%	to	0.85%	15.71%	to	16.13%
2016	72	$11.88	to	$8.55	$771	1.91%	0.49%	to	0.85%	6.27%	to	6.66%
TEMPLETON GLOBAL BOND VIP FUND
2020	34	$9.42	to	$9.48	$317	9.05%	0.49%	to	0.85%	(6.03) %	to	(5.71) %
2019	27	$10.03	to	$10.05	$276	9.18%	0.49%	to	0.85%	1.15%	to	1.51%
2018	80	$9.92	to	$9.90	$791	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2017	73	$9.82	to	$9.76	$718	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2016	32	$9.71	to	$9.63	$309	0.00%	0.49%	to	0.85%	2.06%	to	2.44%
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
2020	3	$10.28	to	$11.16	$35	2.87%	0.65%	to	0.85%	(3.25) %	to	(3.08) %
2019	4	$10.63	to	$11.51	$43	0.27%	0.65%	to	0.85%	11.52%	to	11.73%
2018	4	$9.53	to	$10.30	$40	1.72%	0.65%	to	0.85%	(21.02) %	to	(20.86) %
2017	5	$12.07	to	$13.02	$65	0.84%	0.65%	to	0.85%	12.62%	to	12.86%
2016	5	$10.72	to	$11.53	$59	0.91%	0.65%	to	0.85%	11.28%	to	11.50%
TOUCHSTONE VST BOND FUND
2020	72	$15.00	to	$11.82	$1,010	1.71%	0.49%	to	0.85%	8.75%	to	9.16%
2019	80	$13.79	to	$10.83	$1,040	1.34%	0.49%	to	0.85%	9.53%	to	9.92%
2018	79	$12.58	to	$9.85	$931	2.41%	0.49%	to	0.85%	(2.71) %	to	(2.36) %
2017	82	$12.94	to	$10.09	$985	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
2016	70	$12.59	to	$9.78	$810	1.78%	0.49%	to	0.85%	(0.04) %	to	0.32%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

TOUCHSTONE VST COMMON STOCK FUND
2020	8	$45.03	to	$20.59	$313	0.82%	0.49%	to	0.85%	22.64%	to	23.06%
2019	9	$36.72	to	$16.73	$294	0.53%	0.49%	to	0.85%	27.49%	to	27.96%
2018	11	$28.80	to	$13.07	$285	1.24%	0.49%	to	0.85%	(8.83) %	to	(8.50) %
2017	11	$31.59	to	$14.29	$305	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	6	$26.22	to	$26.63	$155	1.77%	0.65%	to	0.85%	10.32%	to	10.54%
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
2020	7	$44.70	to	$20.08	$318	0.48%	0.49%	to	0.85%	22.44%	to	22.89%
2019	17	$36.51	to	$16.34	$415	1.24%	0.49%	to	0.85%	26.22%	to	26.67%
2018	17	$28.93	to	$12.90	$330	0.47%	0.49%	to	0.85%	(8.76) %	to	(8.42) %
2017	7	$31.70	to	$32.26	$232	0.57%	0.65%	to	0.85%	12.68%	to	12.91%
2016	7	$28.13	to	$28.57	$196	0.00%	0.65%	to	0.85%	12.16%	to	12.38%
TOUCHSTONE VST SMALL COMPANY FUND
2020	4	$43.95	to	$19.20	$161	0.15%	0.49%	to	0.85%	17.71%	to	18.15%
2019	5	$37.34	to	$16.25	$176	0.02%	0.49%	to	0.85%	20.37%	to	20.80%
2018	6	$31.02	to	$13.45	$160	0.00%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	5	$34.00	to	$14.69	$153	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	2	$28.79	to	$12.40	$65	0.09%	0.49%	to	0.85%	19.21%	to	19.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2020	12	$25.57	to	$25.92	$318	0.00%	0.49%	to	0.69%	28.71%	to	29.00%
2019	6	$19.87	to	$20.09	$120	0.00%	0.49%	to	0.69%	28.06%	to	28.32%
2018	2	$15.66	to	$15.66	$30	0.00%	0.49%	to	0.49%	0.62%	to	0.62%
2017	2	$15.56	to	$15.56	$27	0.00%	0.49%	to	0.49%	26.97%	to	26.97%
2016	3	$12.26	to	$12.26	$40	0.00%	0.49%	to	0.49%	(10.92) %	to	(10.92) %
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
2020	12	$25.22	to	$25.22	$294	0.00%	0.65%	to	0.65%	28.46%	to	28.46%
2019	8	$19.63	to	$19.63	$153	0.00%	0.65%	to	0.65%	27.80%	to	27.80%
2018	1	$15.22	to	$15.36	$15	0.00%	0.65%	to	0.85%	(0.01) %	to	0.20%
2017	1	$15.22	to	$15.33	$15	0.00%	0.65%	to	0.85%	26.23%	to	26.48%
2016	6	$12.46	to	$12.12	$75	0.00%	0.65%	to	0.85%	(11.47) %	to	(11.29) %
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
2020	29	$22.71	to	$23.02	$678	1.52%	0.49%	to	0.69%	16.66%	to	16.89%
2019	9	$19.47	to	$19.69	$177	1.10%	0.49%	to	0.69%	25.63%	to	25.88%
2018	9	$15.50	to	$15.64	$137	0.82%	0.49%	to	0.69%	(1.86) %	to	(1.67) %
2017	13	$15.79	to	$15.91	$209	0.47%	0.49%	to	0.69%	27.95%	to	28.20%
2016	4	$12.34	to	$12.41	$48	1.26%	0.49%	to	0.69%	10.08%	to	10.30%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
2020	15	$15.82	to	$16.03	$237	2.54%	0.49%	to	0.69%	11.01%	to	11.22%
2019	9	$14.41	to	$14.41	$132	3.21%	0.49%	to	0.49%	25.08%	to	25.08%
2018	5	$11.52	to	$11.52	$62	2.26%	0.49%	to	0.49%	(9.56) %	to	(9.56) %
2017	12	$12.65	to	$12.74	$154	0.00%	0.49%	to	0.69%	12.39%	to	12.61%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
2020	27	$18.95	to	$19.20	$515	1.58%	0.49%	to	0.69%	17.27%	to	17.52%
2019	33	$16.16	to	$16.34	$542	1.50%	0.49%	to	0.69%	29.97%	to	30.23%
2018	15	$12.43	to	$12.55	$189	1.04%	0.49%	to	0.69%	(9.96) %	to	(9.77) %
2017	13	$13.81	to	$13.91	$181	0.67%	0.49%	to	0.69%	18.27%	to	18.50%
2016	5	$11.68	to	$11.74	$57	1.35%	0.49%	to	0.69%	10.35%	to	10.58%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
2020	16	$14.47	to	$14.66	$238	2.92%	0.49%	to	0.69%	(5.51) %	to	(5.31) %
2019	19	$15.31	to	$15.48	$289	2.96%	0.49%	to	0.69%	27.92%	to	28.18%
2018	11	$11.97	to	$12.08	$127	2.34%	0.49%	to	0.69%	(6.00) %	to	(5.82) %
2017	8	$12.73	to	$12.82	$96	1.86%	0.49%	to	0.69%	4.05%	to	4.26%
2016	4	$12.24	to	$12.30	$52	2.45%	0.49%	to	0.69%	7.62%	to	7.83%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
2020	19	$20.94	to	$21.22	$396	0.72%	0.49%	to	0.69%	22.37%	to	22.56%
2019	16	$17.11	to	$17.31	$274	0.49%	0.49%	to	0.69%	27.23%	to	27.48%
2018	15	$13.45	to	$13.58	$209	0.34%	0.49%	to	0.69%	(7.91) %	to	(7.72) %
2017	11	$14.61	to	$14.71	$159	0.39%	0.49%	to	0.69%	22.62%	to	22.86%
2016	7	$11.91	to	$11.97	$89	0.32%	0.49%	to	0.69%	14.15%	to	14.38%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	10	$10.70	to	$10.95	$110	0.82%	0.65%	to	0.85%	17.82%	to	18.00%
2019	11	$9.08	to	$9.28	$104	0.00%	0.65%	to	0.85%	10.60%	to	10.82%
2018	7	$4.85	to	$8.37	$56	0.00%	0.65%	to	0.85%	(29.03) %	to	(28.89) %
2017	20	$11.57	to	$6.92	$214	0.00%	0.49%	to	0.85%	(2.80) %	to	(2.44) %
2016	44	$11.90	to	$7.10	$447	0.36%	0.49%	to	0.85%	42.20%	to	42.70%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2020	11	$13.34	to	$13.65	$338	6.33%	0.65%	to	0.85%	7.99%	to	8.25%
2019	18	$12.35	to	$12.61	$223	0.33%	0.65%	to	0.85%	11.67%	to	11.89%
2018	19	$11.06	to	$11.27	$205	8.23%	0.65%	to	0.85%	(6.94) %	to	(6.75) %
2017	22	$11.88	to	$9.56	$260	2.37%	0.49%	to	0.85%	11.30%	to	11.70%
2016	29	$10.68	to	$8.56	$301	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
WELLS FARGO VT DISCOVERY FUND
2020	7	$50.81	to	$29.77	$263	0.00%	0.49%	to	0.85%	61.26%	to	61.86%
2019	3	$31.51	to	$32.25	$96	0.00%	0.65%	to	0.85%	37.84%	to	38.12%
2018	1	$22.86	to	$23.35	$31	0.00%	0.65%	to	0.85%	(7.85) %	to	(7.67) %
2017	1	$14.19	to	$25.29	$35	0.00%	0.65%	to	0.85%	28.04%	to	28.30%
2016	1	$19.37	to	$19.71	$26	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
WELLS FARGO VT OMEGA GROWTH FUND
2020	5	$27.75	to	$27.16	$138	0.00%	0.65%	to	0.85%	42.00%	to	42.28%
2019	5	$19.54	to	$19.09	$100	0.00%	0.65%	to	0.85%	35.89%	to	36.16%
2018	6	$14.38	to	$14.02	$87	0.00%	0.65%	to	0.85%	(0.59) %	to	(0.38) %
2017	6	$14.47	to	$14.08	$93	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	3	$10.84	to	$10.84	$29	0.00%	0.85%	to	0.85%	(0.33) %	to	(0.33) %
WELLS FARGO VT OPPORTUNITY FUND
2020	6	$32.90	to	$30.73	$181	0.47%	0.65%	to	0.85%	19.97%	to	20.24%
2019	6	$27.42	to	$25.56	$162	0.27%	0.65%	to	0.85%	30.36%	to	30.60%
2018	6	$21.03	to	$19.57	$130	0.19%	0.65%	to	0.85%	(7.94) %	to	(7.75) %
2017	7	$22.85	to	$21.22	$180	0.78%	0.65%	to	0.85%	19.42%	to	19.66%
2016	4	$19.13	to	$17.73	$98	2.11%	0.65%	to	0.85%	11.28%	to	11.51%

*	The Investment Division has units that round to less than 1,000 units.

(Concluded)

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY” or the
“Depositor”) and subsidiaries as of December 31, 2020 and 2019, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2020, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series
Account of GWL&A NY (the “Series Account”) as of December 31, 2020, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented are filed herewith.

(b)	Exhibits
(1)
Certified copy of resolution of Board of Directors of GWL&A NY establishing Registrant is incorporated by reference to initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

	(2)	Not applicable.
	(3)	(a)
Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp
Equities, Inc.) is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
Statement on Form N- 4 filed on April 25, 2003 (File No. 333-25289).

		(b)	Form of variable annuity contract is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).
		(c)	Distribution Agreement between Depositor and Investment Distributors, Inc. (“IDI”) dated October 5, 2020 is filed herewith.
		(d)	Assignment Agreement between Depositor, Great-West Life & Annuity Insurance Company, GWFS Equities, Inc., Investment Distributors, Inc. and Charles Schwab & Co., Inc. is filed herewith.
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 12, 2019 (File No. 333-194100).
		(b)	Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).
(c)
Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to
Registrant’s Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on
February 10, 2017 (File No. 333-194100).

		(d)	Form of Amended Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-4 filed on February 11, 2019 (File No. 333- 194100).
		(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 12, 2019 (File No. 333-194100).
		(f)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).
		(g)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s Post- Effective Amendment No. 9 on Form N-4, filed on April 12, 2019 (File No. 333-194100).
		(h)	Form of Roth Individual Retirement Annuity Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).
		(i)	Form of Roth IRA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 12, 2019 (File No. 333-194100).

(j)
Form of Contract Amendment SCH-AMENDNY is incorporated by reference to Registrant's Post-
Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File
No. 333-194100).

	(k)	Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-4 filed on February 11, 2019 (File No. 333-194100).
	(l)	Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-4 filed on February 11, 2019 (File No. 333- 194100).
	(m)	Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 12, 2019 (File No. 333- 194100).
	(n)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-4 filed on February 11, 2019 (File No. 333-194100).
	(o)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 12, 2019 (File No. 333-194100).
	(p)	Form of variable annuity contract is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).
	(q)	Form of SECURE Act Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-4, filed on April 17, 2020 (File No. 333-194100).
(5)	(a)	Form of application is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).
	(b)	Form of application is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed on April 12, 2019 (File No. 333-194100).
(6)	(a)	The Charter of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194100).
	(b)	The By-Laws of Depositor are incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194100).
(7)	Not applicable.
(8)	(a)
Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment
Funds, Inc.) is incorporated by reference to Initial Registration Statement on Form N-4 filed on
April 16, 1997 (File No. 333-25289);

(b)
Amendment to Participation Agreement with AIM Variable Insurance Fund dated April 30, 2004, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 filed on April 24, 2008 (File No. 333-147743).

	(c)	Participation Agreement with Alger American Fund dated July 8, 1997 is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(d)
Amendments to Participation Agreement with Alger American Fund dated February 9, 1999 and
March 25, 1999, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).

(e)
Amendment to Participation Agreement with Alger American Fund dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 filed on December 21, 2011 (File No. 333-177070).

(f)
Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. dated June 2,
2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement
on Form N-4 filed on March 31, 2004 (File No. 333-25289).

(g)
Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc.
dated April 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the
Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(h)
Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc.
dated December 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(i)
Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014 and amendment to Participation Agreement with ALPS Variable Investment Trust dated March 8, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration
Statement on Form N-4 filed on February 10, 2017 (File No. 333-194100).

(j)
Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.)
dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on
April 16, 1997 (File No. 333-25289).

(k)
Amendment to Participation Agreement with American Century Variable Portfolios dated February 9,
1999, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement
on Form N-4 filed on April 15, 2002 (File No. 333-25289).

(l)
Amendment to Participation Agreement with American Century Variable Portfolios dated
February 27, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(m)
Amendment to Participation Agreement with American Century Variable Portfolios dated April 30,
2009, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement
on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(n)
Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on
June 24, 2015 (File No. 333-203262).

(o)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated
September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4
Registration Statement filed on June 24, 2015 (File No. 333-203262).

(p)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28,
2013, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement
filed on June 24, 2015 (File No. 333-203262).

(q)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3,
2014, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement
filed on June 24, 2015 (File No. 333-203262).

(r)
Participation Agreement with Blackrock Variable Series Funds dated April 1, 2014 is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4
filed on April 13, 2015 (File No. 333-194100).

(s)
Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund)
dated May 1, 1999, is incorporated by reference to Post- Effective Amendment No. 9 to the
Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(t)
Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly
Dreyfus Investment Fund) dated January 21, 2008, is incorporated by reference to Pre-Effective
Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-
147743).

(u)
Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly
Dreyfus Investment Fund) dated June 1, 2009, is incorporated by reference to Post-Effective
Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-
147743).

(v)
Participation Agreement with Columbia Funds Variable Insurance Trust dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form
N-4 on April 16, 2010 (File No. 811-07549).

(w)
Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on
Form N-4 on April 16, 2010 (File No. 811-07549).

(x)
Participation Agreement with Delaware VIP Trust dated June 2, 2003, is incorporated by reference to
Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004
(File No. 333-25289).

(y)
Amendment to Participation Agreement with Delaware VIP Trust dated April 1, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29,
2005 (File No. 333-25289).

(z)
Amendment to Participation Agreement with Delaware VIP Trust dated January 11, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 filed on April 24, 2008 (File No. 333-147743).

(aa)
Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to
the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(bb)
Participation Agreement with DFA Investment Dimensions Group Inc. dated April 9, 2014 is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration
Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(cc)
Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment
Fund) dated May 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to the
Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(dd)
Amendment to Participation Agreement with DWS Variable Series II dated April 8, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(ee)
Amendment to Participation Agreement with DWS Variable Series II dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 filed on April 24, 2008 (File No. 333-147743).

(ff)	Participation Agreement with Federated Insurance Series dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(gg)
Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2000, is incorporated by reference to Pre-Effective Amendment No. 1 amended Registration Statement on
Form N-4 filed on April 24, 2008 (File No. 333- 147743).

(hh)
Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated
May 1, 2006, is incorporated by reference to amended Registration Statement on Form N-4 filed on
April 24, 2008 (File No. 333-147743).

(ii)
Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated
May 1, 2008, is incorporated by reference to amended Registration Statement on Form N-4 filed on
April 24, 2008 (File No. 333-147743).

(jj)
Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4
filed on April 13, 2015 (File No. 333-194100).

(kk)
Participation Agreement with Janus Aspen Series (Institutional Class Shares) dated July 7, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File
No. 333-25289).

(ll)
Amendment to Participation Agreement with Janus Aspen Series dated December 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 filed on April 24, 2008 (File No. 333-147743).

(mm)
Amendment to Participation Agreement with Janus Aspen Series dated July 25, 2008, is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-
147743).

(nn)
Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to
the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(oo)
Participation Agreement with JPMorgan Insurance Trust dated April 24, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on
April 16, 2010 (File No. 811-07549).

(pp)
Participation Agreement with Lazard Retirement Series dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on
April 16, 2010 (File No. 811-07549).

(qq)
Amendment to Participation Agreement with Lazard Retirement Series dated October 3, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4, filed December 19, 2011 (File No. 333-176926).

(rr)
Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners
Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services,
LLC dated May 20, 2014, is incorporated by reference to Registrant's Post-Effective Amendment No.
2 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194100).

(ss)
Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance
Products Trust) (with respect to Capital Asset Fund) dated April 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003
(File No. 333-25289).

(tt)	Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
(uu)
Participation Agreement with Lord Abbett Series Fund, Inc. dated September 8, 2011, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-
70963).

(vv)
Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated August 21, 2013, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019
(File No. 333-70963).

(ww)
Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 1, 2014, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019
(File No. 333-70963).

(xx)
Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 17, 2015, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019
(File No. 333-70963).

(yy)
Participation Agreement with MFS Variable Insurance Trust dated May 1, 2008, is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 on May 27,
2008 (File No. 811-03972).

(zz)
Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS
Variable Insurance Trust II dated May 1, 2009, is incorporated by reference to Post-Effective
Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-
07549).

(aaa)
Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS
Variable Insurance Trust II dated April 1, 2017, is incorporated by reference to Post Effective
Amendment No. 5 to the Registration Statement on Form N-4 filed April 13, 2017 (File No. 333-
194100).

(bbb)
Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore
Variable Insurance Trust) dated June 2, 2003, is incorporated by reference to Post-Effective
Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-
25289).

(ccc)
Amendment to Participation Agreement with Nationwide Variable Insurance Trust dated February 25,
2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 filed on April 24, 2008 (File No. 333-147743).

(ddd)
Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4
filed on April 27, 2006 (File No. 333-130820).

(eee)
Amendment to Participation Agreement with Neuberger Berman Adviser Management Trust dated
December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(fff)
Participation Agreement with Oppenheimer Variable Account Funds dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form
N-4 filed on March 31, 2004 (File No. 333-25289).

(ggg)
Amendment to Participation Agreement with Oppenheimer Variable Account Funds dated April 1,
2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration
Statement, filed on April 29, 2005 (File No. 333-25289).

(hhh)
Participation Agreement with PIMCO Variable Insurance Trust dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on
March 31, 2004 (File No. 333-25289).

(iii)
Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated April 1, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(jjj)
Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated December 1,
2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 filed on April 24, 2008 (File No. 333-147743).

(kkk)
Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated October 31,
2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 filed on December 21, 2011 (File No. 333-177070).

(lll)
Amendment to Participation Agreement with PIMCO dated October 31, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed
December 19, 2011 (File No. 333-176926).

(mmm)
Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust)
dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on
April 16, 1997 (File No. 333-25289).

(nnn)
Amendment to Participation Agreement with Pioneer Variable Contracts Trust dated March 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 filed on April 24, 2008 (File No. 333-147743).

(ooo)
Participation Agreement with Putnam Variable Trust dated March 31, 2010, is incorporated by reference Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed
December 30, 2011 (File No. 333-176926).

(ppp)
Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30,
2005 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement
filed on Form N-6 on April 30, 2007 (File No. 333-70963).

(qqq)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Royce Capital Fund, and Royce and Associates, LLC dated May 1, 2009 is incorporated by reference to Post-Effective Amendment No. 21 on form N-6 filed on April 16, 2010
(File No. 333-70963).

(rrr)
Amendment to Participation Agreement among Great-West, First Great-West (now known as Great-
West of New York), Royce Capital Fund, and Royce and Associates, LLC dated September 18, 2013 is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019
(File No. 333-70963).

(sss)	Participation Agreement with Schwab Annuity Portfolios dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(ttt)
Amendment to Participation Agreement with Schwab Annuity Portfolios dated May 1, 1998, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form
N-4 filed on April 15, 2002 (File No. 333-25289).

(uuu)
Amendment to Participation Agreement with Schwab Annuity Portfolios dated February 11, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 filed on April 24, 2008 (File No. 333-147743).

(vvv)
Amendment to Participation Agreement with Schwab Annuity Portfolios dated April 29, 2016, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration
Statement on Form N-4 filed on February 10, 2017 (File No. 333-194100).

(www)
Participation Agreement with Touchstone Variable Series Trust dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on
April 16, 2010 (File No. 811-07549).

(xxx)
Amendment to Participation Agreement with Touchstone Variable Series Trust dated October 16,
2017, is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to the Registration
Statement on Form N-4 filed on October 26, 2017 (File No. 333-194100).

(yyy)
Participation Agreement with Van Eck Worldwide Insurance Trust dated July 8, 1997, is incorporated by reference to Post- Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-
147743).

(zzz)
Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23,
2009, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement
on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(aaaa)
Participation Agreement with Vanguard Variable Insurance Fund dated April 15, 2014 is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form
N-4 filed on April 13, 2015 (File No. 333-194100).

(bbbb)
Participation Agreement with Wells Fargo Variable Trust dated October 1, 2005, is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-
147743).

	(cccc)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
(9)	Opinion of counsel and consent is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194100).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.
	(b)	Written Consent of Deloitte & Touche LLP is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Alazraki, Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(3)	Chairman of the Board
M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A.R. Desmarais	(3)	Director
P.G. Desmarais, Jr.	(3)	Director
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(1)	President and Chief Executive Officer
E.F. Murphy, III		President, Empower Retirement
J.F. Bevacqua	(1)	Chief Risk Officer
K.I. Schindler	(2)	Chief Compliance Officer
R.G. Schultz	(2)	General Counsel, Chief Legal Officer, and Secretary
J.E. Brown	(1)	Senior Vice President and Chief Investment Officer
J.D. Kreider	(1)	Senior Vice President and Head of Great- West Investments
W.J. McDermott	(1)	Senior Vice President, Empower Large/Mega/Not-for-Profit
D.A. Morrison	(1)	Senior Vice President, Government Markets
J.M. Smolen	(1)	Senior Vice President, Empower Core Market
C.E. Waddell	(1)	Senior Vice President, Retirement Solutions

Name	Principal Business Address	Positions and Offices with Depositor
T. Wilson		Senior Vice President and Chief Product Development Officer
M.B. Harger	(1)	Vice President, Client Services
T.G. Homenuik	(1)	Vice President and Corporate Actuary
K.S. Roe	(1)	Treasurer and Principal Accounting Officer
R.L. Logsdon	(2)	Secretary, Audit Committee
D.C. Larsen	(2)	Senior Counsel and Assistant Secretary
(1)  8515 East Orchard Road, Greenwood Village, Colorado 80111.
(2) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(3) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2020
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2020
I.
OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
50.84% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family
Residuary Trust are as follows. There are issued and outstanding as of December 31, 2020 622,388,232 Subordinate Voting
Shares (SVS) of PCC carrying one vote per share and 54,860,866 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 1,70,996,892.

Pansolo
Holding Inc.
owns directly
and indirectly
48,363,392
SVS and
54,697,962
PPS, entitling
Pansolo
Holding Inc. to
an aggregate
percentage of
voting rights of
595,343,012 or
50.88% of the
total voting
rights attached
to the shares of
PCC.

II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great-West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1% - Great-West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL & A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC
100.0% - Empower Retirement Plan Co., LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.00% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
100.0% - Empower Holdings, LLC
100.0% - Personal Capital Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Technology Corporation

B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great West Lifeco Inc.
100.0% - Great-West Lifeco Inc.
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great- West Lifeco Finance 2018, LLC
100.0% - Great- West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
100.0% - GW Lifeco Finance 2020, LLC
1.0% - Great-West Lifeco US Finance 2020, LP
99.0% - Great-West Lifeco US Finance 2020, LP
100.0% - GW Lifeco Finance 2020 5 Year, LLC
100.0% - Empower Finance 2020, LLC
100.0% - Empower Finance 2020 Holdco, LLC
100.0% - Empower Finance 2020 A, LLC
100.0% - Empower Finance 2020 B, LLC
100.0% - Empower Finance 2020 C, LLC
100.0% - Empower Finance 2020, LP
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.

100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
20.0% - 11249185 Canada Inc.
20.0% - Armstrong LP (1.0% owned by 11249185 Canada Inc.)
100% - Northleaf Capital Group Ltd
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.
100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid-Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
40% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013-2014 Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.

100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd
100% - Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd.
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millenium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.
100% - Northleaf 2017-2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC-L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.
100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

41.2% - GWL THL Private Equity I Inc. (58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
77.0% - CDN US Direct RE Holdings Ltd. (23% The Canada Life Insurance Company of Canada)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - Great-West US Direct RE Acquisition LLC
100.0% - GWL Direct 851 SW 34th LLC
100.0% - GWL Direct 12100 Rivera LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWL RES GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (99.9% owned by The Canada Life Assurance Company
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
87.5% - 555 Robson Holding Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
100.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
77.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc.)
84.0% - 2148902 Alberta Ltd. (16% owned by The Canada Life Insurance Company of Canada)
70.0% - 2157113 Alberta Ltd. (30% owned by The Canada Life Insurance Company of Canada)
100.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
100.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
100.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
100.0% - RMA Realty Holdings Corporation Ltd.
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
99.9% - RMA Real Estate LP (0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - KS Village (Millstream) Inc.
100.0% - Trop Beau Developments Limited
100.0% - Kelowna Central Park Properties Ltd.
100.0% - Kelowna Central Park Phase II Properties Ltd.
87.5% - Vaudreuil Shopping Centres Limited (12.5% owned by The Canada Life Insurance Company of Canada)
62.0% - 1296 Station Street Properties Ltd. (380% owned by The Canada Life Insurance Company of Canada)
100.0% - Saskatoon West Shopping Centres Limited
87.5% - 2331777 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2344701 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2356720 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 0977221 B.C. Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.09% - 7420928 Manitoba Limited Partnership (88.15% owned The Canada Life Assurance Company and11.74% owned by The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
100.0% - 185 Enfield GP Inc.
0.01% - 185 Enfield LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 185 Enfield LP (0.001% owned by 185 Enfield GP Inc.)
100.0% - 320 Mc Rae GP Inc.
0.001% - 320 McRae LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 320 McRae LP (0.001% owned by 320 McRae GP Inc.)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0% - London Reinsurance Group, Inc.
100.0% - London Life and Cascualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - The Canada Life Group (U.K.) Limited

80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - Canada Life Platform Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Platform Nominee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
90.0% APT Workplace Pension Ltd.
100.0% APT Wealth Management Ltd.
100.0% APTFS Nominees Ltd.
100.0% - ILGWM Limited
100.0% - Clearview Investments & Pensions Limited
100.0% - Irish Life Health dac
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
100.0% EIS Financial Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company

100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - BCRM Financial Holdings (Ireland) dac
100.0% - Acumen & Trust dac
100.0% - Acumen & Trust Pension Trustees dac
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
18.2143% - Tour Esplanade (Paris) LP
52.8% - Platform Capital Holdings Limited
100.0% - Conexim Advisors Limited
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
77.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc.)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.

0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 2505 Bruckner GP Inc.
0.001% - CL 2505 Bruckner LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 2505 Bruckner LP (0.001% owned by CL 2505 Bruckner Inc.)
100.0% - The Canada Life Insurance Company of Canada
11.74%- 7420928 Manitoba Limited Partnership (88.15% limited partner interest held by The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.12% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Canada Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (87.5% owned by The Canada Life Assurance Company)
38.0% - 1296 Station Street Properties Ltd. (62.0% owned by The Canada Life Assurance Company
12.5% - 2356720 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (87.5% owned by The Canada Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (41.2% The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (85% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (70% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - Canada Life Capital Trust
100.0% - Canada Life Investment Management Ltd.
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
100.0% - CL 25 North LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
62.076% - IGM Financial Inc. (direct and indirect 65.936%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
80.0% - 11249185 Canda Inc.
100.0% - Armstrong LP
49.9% - Northleaf Capital Group Ltd.
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.

100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid- Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
49% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013- 2014 Holdings Ltd.

100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.
100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd.
100% -Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millennium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd.
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.

100% - Northleaf 2017- 2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC- L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.

100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - Greenchip Financial Corp.
100.0% - GLC Asset Management Group Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
75.95% - WealthSimple Financial Corp. (74.89% equity)
29.33% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - Power Financial Corporation
100.0% - Power Financial Europe SA
50.0% - Parjointco SA
100.0% - Pariontco Switzerland SA
100.0% - Pargesa Netherlands B.V.
43.2% (Groupe Bruxelles Lambert (28.2% in capital)
1.3% - Groupe Bruxelles Lambert (1.6% in capital)
0.4% - LTI One SA
96.5% - FINPAR II SA
0.2% - Groupe Bruxelles Lambert (0.1% in capital)
90.2% - FINPAR III SA

0.2% - Groupe Bruxelles Lambert (0.1% in capital)
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
94.9% - FINPAR V SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
95.0% - PINPAR VI SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
99.6% - LTI One SA
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINSAR SA
98.8% - Sagerpar SA
3.0% - Groupe Bruxelles Lambert (3.1% in capital)
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l
100.0% - GBL Energy S.á.r.l
100.0% - Serena S.á.r.l.
100.0% - Eliott Capital S.á.r.l
100.0% - Sienna Capital S.á.r.l
100.0% - Sienna Capital London Ltd.
100.0% - Sienna Capital Opportunity GP S.a.r.l
50.0% - Avanti Acquisition GP S.a.r.l
100.0% Sienna Capital Invest SCSp
100.0% - Sienna Capital Opportunity Carry SCSp
100.0% - Sienna Capital Opportunity Fund SCSp
100.0% - SC Opportunity Master S.a.r.l

100.0% - Sienna Capital Participations S.á.r.l
89.9%% - Ergon Capital Partners III SA
100.0% - Sienna Capital Co-Invest Master S.a.r.l
50.0% - Avanti Acquisition SCSp
100.0% - GBL Finance S.á.r.l.
100.0% - Miles Capital S.á.r.l.
100.0% - Oliver Capital S.á.r.l
100.0% - Theo Capital S.á.r.l
100.0% - Owen Capital S.á.r.l
100.0% - GfG Capital S.á.r.l
100.0% - Blitz 20-673 GmbH
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
5.1% - FINPAR V SA
5.0% - FINPAR VI SA
100.0% - Sapiens S.á.r.l
61.0% - Marnix Lux SA
100.0% - Marnix French ParentCo SAS
100.0% - Marnix French TopCo SAS
100.0% - Marnix SAS
100.0% - Courcelles Lux SCA
100.0% - Wowholdco SAS
100.0% - Wowmidco SAS
100.0% - Wowbidco SAS
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.

100.0% - Power Sustainable Manager Inc.
100.0% - PSEIP Carry Holding LP
100.0% - Power Sustainable Energy Infrastructure Inc.
100.0% - PSEIP Carry Canada Inc
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC

100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC

60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.

96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation

100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
75.95.% - Wealthsimple Financial Corp. (74.89% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
50.10% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd
100.0% - SimpleTax Software Inc.

100.0% - Wealthsimple Payments Inc.
100.0% - Wealthsimple Digital Assets. Inc.
100.0% - Springboard II LP
II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada

100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC

100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC

100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)

50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada
Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.

100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life
Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)

75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG

100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited

100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)

100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.

100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)

100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV

1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS

Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation

100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC

100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company

100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP

100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.

100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of March 12, 2021, there were 107 Contract Owners; 103 were Non-Qualified Contracts and 4 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
New York Business Corporation Law
Section 719. Liability of directors in certain cases
(a)
Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:

(1)
The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).

	(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).
(3)
The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).

	(4)	The making of any loan contrary to section 714 (Loans to directors).
(b)
A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.

(c)
Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:
(1)
Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.

(2)
Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.

(3)
Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph
(a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.

(4) Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.
(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.
(f)	This section shall not affect any liability otherwise imposed by law upon any director.
Section 720. Action against directors and officers for misconduct.
(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:
	(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:
		(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.
		(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.
(C)
In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.

	(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.
	(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.
(b)
An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders' derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.

(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.
The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Section 722. Authorization for indemnification of directors and officers.
(a)
A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding
(other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)
The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)
A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)
For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.
(a)
A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b)
Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1)
By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

	(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;
(A)
By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or

		(B)	By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.
(c)
Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.
(a)
Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722
(Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

	(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or
(2)
To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b)
The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)
Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.
(a)
All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:
	(1)	That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;
(2)
That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-
law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3)
If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c)
If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d)
If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e)
Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f)
The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.
(a)  Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:
(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

	(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and
(3)
To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.

(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:
(1)
if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

	(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.
(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.
(d)
The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e)
This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of Great-West of New York
ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.
Item 29. Principal Underwriter
(a)
IDI is the principal underwriter of the Contract as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life
Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL,
Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and
Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts, including those of the Registrant: Variable Annuity-1 Series Account of
Great-West Life & Annuity Insurance Company, Variable Annuity-1 Series Account of Great-West Life &
Annuity Insurance Company of New York, Variable Annuity-2 Series Account of Great-West Life &
Annuity Insurance Company, Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance
Company, Variable Annuity-3 Series Account of Great-West Life & Annuity Insurance Company, COLI
VUL-2 Series Account of Great-West Life & Annuity Insurance Company, COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West
Life & Annuity Insurance Company, Maxim Series Account of Great-West Life & Annuity Insurance
Company, Prestige Variable Life Account of Great-West Life & Annuity Insurance Company, Pinnacle
Series Account of Great-West Life & Annuity Insurance Company, Trillium Variable Annuity Account of
Great-West Life & Annuity Insurance Company.

(b)	Directors and Officers of IDI:

Name	Principal Business Address	Positions and Offices with Underwriter
B.K. Brown	2801 Highway 280 South, Birmingham, Alabama, 35223	President and Director
B.P. Coffman	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
S. E. Creutzmann	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Compliance Officer and Director
L.J. Debnar	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
J.F. Gilmer	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer and Director
J.G. Johnson	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer
F.M. Lee	2801 Highway 280 South, Birmingham, Alabama, 35223	Secretary
C.L. Majewski	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer
L. Morsch	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
J.B. Smith	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
R. Tennent	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Financial Officer

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
IDI	N/A	None	N/A	N/A

GWFS    0    0    0    0
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111 and at 2801 Highway 280 South, Birmingham, Alabama 35223.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than
16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the
Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)
Great-West Life & Annuity Insurance Company of New York represents the fees and charges deducted under the
Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 10th day of May, 2021.
VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	May 10, 2021
R. Jeffrey Orr*
/s/ Andra S. Bolotin	President and Chief Executive Officer	May 10, 2021
Andra S. Bolotin
/s/ Kara S. Roe	Principal Financial Officer, Principal Accounting Officer and Treasurer	May 10, 2021
Kara S. Roe
/s/ Marcia D. Alazraki	Director	May 10, 2021
Marcia D. Alazraki*
/s/ John L. Bernbach	Director	May 10, 2021
John L. Bernbach*
/s/ André R. Desmarais	Director	May 10, 2021
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	May 10, 2021
Paul G. Desmarais, Jr.*
/s/ Stuart Z. Katz	Director	May 10, 2021
Stuart Z. Katz*
/s/ T. Timothy Ryan, Jr.	Director	May 10, 2021
T. Timothy Ryan, Jr.*
/s/ Jerome J. Selitto	Director	May 10, 2021
Jerome J. Selitto*

Signature		Title	Date
/s/ Brian E. Walsh		Director	May 10, 2021
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	May 10, 2021
Ryan L. Logsdon